UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/16_

Item 1. Schedule of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited)

Templeton Emerging Markets Bond Fund	Warrants			Value
Warrants 0.1%
South Africa 0.1%
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49	84			$1
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49	1,503,436			16,732
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49	121,748			1,355
Total Warrants (Cost $17,220)				18,088
	Principal Amount*
Foreign Government and Agency Securities 68.1%
Brazil 12.9%
Letra Tesouro Nacional, Strip, 10/01/16	100	[d]	BRL	26,441
Nota Do Tesouro Nacional,
10.00%, 1/01/17	2,635	[d]	BRL	714,547
10.00%, 1/01/21	1,840	[d]	BRL	463,330
10.00%, 1/01/23	100	[d]	BRL	24,340
10.00%, 1/01/25	620	[d]	BRL	146,495
10.00%, 1/01/27	370	[d]	BRL	85,928
[e] Index Linked, 6.00%, 5/15/19	90	[d]	BRL	71,369
[e] Index Linked, 6.00%, 8/15/20	20	[d]	BRL	15,818
[e] Index Linked, 6.00%, 8/15/22	60	[d]	BRL	47,248
[e] Index Linked, 6.00%, 5/15/23	313	[d]	BRL	247,001
[e] Index Linked, 6.00%, 8/15/24	10	[d]	BRL	7,917
				1,850,434
Colombia 4.0%
Government of Colombia, senior bond,
7.75%, 4/14/21	58,000,000		COP	18,827
9.85%, 6/28/27	13,000,000		COP	4,751
Titulos De Tesoreria B,
7.75%, 9/18/30	705,000,000		COP	218,297
senior bond, 11.25%, 10/24/18	107,000,000		COP	37,501
senior bond, 7.00%, 5/04/22	82,000,000		COP	25,519
senior bond, 10.00%, 7/24/24	180,000,000		COP	65,317
senior bond, 7.50%, 8/26/26	410,000,000		COP	127,721
senior bond, 6.00%, 4/28/28	158,000,000		COP	42,889
senior note, 7.00%, 9/11/19	65,000,000		COP	20,788
senior note, B, 11.00%, 7/24/20	59,000,000		COP	21,391
				583,001
Ecuador 4.8%
[f] Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	770,000			688,572

Ethiopia 1.3%
[f] Federal Democratic Republic of Ethiopia, 144A, 6.625%, 12/11/24	200,000			183,116

Ghana 6.4%
Ghana Treasury Note, 23.95%, 11/06/17	120,000		GHS	31,495
Government of Ghana,
23.00%, 2/13/17	30,000		GHS	7,786
25.48%, 4/24/17	10,000		GHS	2,642
24.44%, 5/29/17	90,000		GHS	23,651
26.00%, 6/05/17	10,000		GHS	2,666
25.40%, 7/31/17	30,000		GHS	7,965
23.00%, 8/21/17	111,000		GHS	28,795
23.47%, 5/21/18	90,000		GHS	23,526
24.50%, 10/22/18	885,000		GHS	231,813
24.50%, 4/22/19	190,000		GHS	49,795
24.50%, 5/27/19	120,000		GHS	31,291
senior note, 24.00%, 11/23/20	1,820,000		GHS	476,111
				917,536
Indonesia 7.3%
Government of Indonesia,
7.875%, 4/15/19	104,000,000		IDR	7,709

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)
8.375%, 3/15/34	1,720,000,000		IDR	129,692
FR31, 11.00%, 11/15/20	777,000,000		IDR	64,418
FR34, 12.80%, 6/15/21	48,000,000		IDR	4,287
FR35, 12.90%, 6/15/22	8,000,000		IDR	731
FR43, 10.25%, 7/15/22	24,000,000		IDR	1,970
FR61, 7.00%, 5/15/22	48,000,000		IDR	3,420
senior bond, 5.625%, 5/15/23	18,000,000		IDR	1,171
senior bond, FR53, 8.25%, 7/15/21	88,000,000		IDR	6,645
senior bond, FR56, 8.375%, 9/15/26	955,000,000		IDR	72,709
senior bond, FR70, 8.375%, 3/15/24	10,024,000,000		IDR	759,505
				1,052,257
Malaysia 3.0%
Government of Malaysia,
3.314%, 10/31/17	1,160,000		MYR	282,178
senior bond, 4.262%, 9/15/16	180,000		MYR	43,813
senior bond, 3.814%, 2/15/17	150,000		MYR	36,594
senior bond, 4.24%, 2/07/18	20,000		MYR	4,939
senior bond, 3.26%, 3/01/18	20,000		MYR	4,861
senior note, 3.172%, 7/15/16	70,000		MYR	16,974
senior note, 3.394%, 3/15/17	30,000		MYR	7,299
senior note, 4.012%, 9/15/17	180,000		MYR	44,165
				440,823
Mexico 4.2%
Government of Mexico,
7.25%, 12/15/16	12,100	[g]	MXN	66,564
7.75%, 12/14/17	89,450	[g]	MXN	505,885
senior note, M, 5.00%, 6/15/17	6,400	[g]	MXN	34,818
				607,267
Mongolia 1.1%
[f] Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	200,000			160,553

Philippines 1.7%
Government of the Philippines, senior note,
2.875%, 5/22/17	30,000		PHP	643
5.875%, 1/31/18	10,000		PHP	223
5.00%, 8/18/18	850,000		PHP	19,006
3.875%, 11/22/19	9,160,000		PHP	202,251
5-72, 2.125%, 5/23/18	987,000		PHP	20,995
				243,118
Republic of Montenegro 0.9%
[f] Government of Montenegro, 144A, 5.375%, 5/20/19	110,000		EUR	125,602

Senegal 1.3%
[f] Government of Senegal, 144A, 6.25%, 7/30/24	200,000			184,250

Serbia 2.2%
Serbia Treasury Bond, 8.00%, 10/22/20	4,210,000		RSD	40,799
Serbia Treasury Note,
8.00%, 10/02/16	6,510,000		RSD	59,796
8.00%, 3/23/17	30,000		RSD	281
8.00%, 4/06/17	60,000		RSD	562
10.00%, 5/08/17	350,000		RSD	3,342
10.00%, 4/27/18	18,310,000		RSD	180,511
10.00%, 3/20/21	830,000		RSD	8,652
10.00%, 9/11/21	2,130,000		RSD	22,399
				316,342
Sri Lanka 0.8%
Government of Sri Lanka,
10.60%, 7/01/19	1,260,000		LKR	8,267
10.60%, 9/15/19	290,000		LKR	1,904
A, 7.50%, 8/15/18	190,000		LKR	1,182

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)

C, 8.50%, 4/01/18	15,500,000	LKR	99,833
			111,186
Ukraine 7.4%
[f] Government of Ukraine, 144A
7.75%, 9/01/20	253,000		242,191
7.75%, 9/01/21	220,000		208,043
7.75%, 9/01/22	220,000		206,530
7.75%, 9/01/23	220,000		205,568
7.75%, 9/01/24	114,000		105,782
[a,h] VRI, GDP Linked Securities, 5/31/40	300,000		93,000
			1,061,114
Uruguay 3.9%
[i] Government of Uruguay,
Index Linked, 4.25%, 4/05/27	311,606	UYU	9,530
senior bond, Index Linked, 5.00%, 9/14/18	366,193	UYU	11,879
senior bond, Index Linked, 4.375%, 12/15/28	2,151,449	UYU	65,501
senior bond, Index Linked, 4.00%, 7/10/30	328,816	UYU	9,652
Uruguay Notas del Tesoro,
11.00%, 3/21/17	120,000	UYU	3,780
7, 13.25%, 4/08/18	750,000	UYU	23,742
[i] 10, Index Linked, 4.25%, 1/05/17	136,284	UYU	4,403
[i] 13, Index Linked, 4.00%, 5/25/25	102,213	UYU	2,995
[i] 18, Index Linked, 2.25%, 8/23/17	12,401,844	UYU	388,162
Uruguay Treasury Bill, Strip,
7/28/16	120,000	UYU	3,824
4/03/17	70,000	UYU	2,019
5/19/17	1,510,000	UYU	42,814
			568,301
Zambia 4.9%
[f] Government of Zambia International Bond, 144A,
5.375%, 9/20/22	210,000		157,500
8.50%, 4/14/24	200,000		165,292
[f] Government of Zambia, senior bond, 144A, 8.97%, 7/30/27	460,000		377,007
			699,799
Total Foreign Government and Agency Securities (Cost $10,489,375)			9,793,271
Quasi-Sovereign and Corporate Bonds 11.7%
Bermuda 1.3%
[f] Digicel Group Ltd., senior note, 144A, 7.125%, 4/01/22	230,000		178,996

Costa Rica 4.1%
[b] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	600,000		595,020

Nigeria 3.1%
[f] Access Bank PLC, sub. note, 144A, 9.25% to 6/23/19, FRN thereafter, 6/24/21	200,000		157,142
[f] Zenith Bank PLC, senior note, 144A, 6.25%, 4/22/19	300,000		282,225
			439,367
Poland 1.1%
[f,j] Play Topco SA, senior note, 144A, PIK, 7.75%, 2/28/20	140,000	EUR	159,086

South Africa 0.8%
[c,f] Edcon Ltd., senior secured note, 144A,
[k] 9.50%, 3/01/18	230,000	EUR	79,350
[j] PIK, 8.00%, 6/30/19	22,190	EUR	18,525
[j] PIK, 8.00%, 6/30/19	11,094	EUR	9,262
[j] PIK, 12.75%, 6/30/19	34,046	EUR	11,337
			118,474
Ukraine 1.3%
[f] Ukreximbank, (BIZ Finance PLC), loan participation, senior note, 144A, 9.75%, 1/22/25	200,000		183,500

Total Quasi-Sovereign and Corporate Bonds (Cost $2,008,790)			1,674,443

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $12,515,385)			11,485,802

Short Term Investments 14.8%
Foreign Government and Agency Securities 1.5%
Malaysia 1.0%
[l] Bank of Negara Monetary Note, 6/07/16 - 10/18/16	560,000	MYR	134,988
[l] Malaysia Treasury Bill, 1/20/17	10,000	MYR	2,390
			137,378
Philippines 0.5%
[l] Philippine Treasury Bill, 7/06/16 - 5/03/17	3,580,000	PHP	75,987
Total Foreign Government and Agency Securities (Cost $210,134)			213,365
Total Investments before Money Market Funds (Cost $12,725,519)			11,699,167
	Shares
Money Market Funds (Cost $1,918,776) 13.3%
United States 13.3%
[a,m] Institutional Fiduciary Trust Money Market Portfolio	1,918,776		1,918,776
Total Investments (Cost $14,644,295) 94.7%			13,617,943
Other Assets, less Liabilities 5.3%			755,813
Net Assets 100.0%			$14,373,756

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding restricted securities.
c At May 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
d Principal amount is stated in 1,000 Brazilian Real Units.
e Redemption price at maturity is adjusted for inflation.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2016, the aggregate value of these securities was $4,182,429, representing 29.10% of net assets.
g Principal amount is stated in 100 Mexican Peso Units.
h The principal represents the notional amount. See Note 3 regarding value recovery instruments.
i Principal amount of security is adjusted for inflation.
j Income may be received in additional securities and/or cash.
k Defaulted security or security for which income has been deemed uncollectible.
l The security is traded on a discount basis with no stated coupon rate.
m See Note 7 regarding investments in affiliated management investment companies.

At May 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	CITI	Sell	18,742,000	26,753	6/02/16	$293	$-
Chilean Peso	CITI	Sell	18,742,000	27,182	6/02/16	136	-
South Korean Won	HSBK	Buy	33,000,000	28,319	6/02/16	-	(600)
South Korean Won	HSBK	Sell	33,000,000	26,648	6/02/16	-	(1,071)
Euro	CITI	Sell	281,000	299,401	6/03/16	-	(13,360)
Chilean Peso	MSCO	Buy	9,203,500	13,682	6/06/16	-	(405)
South Korean Won	GSCO	Buy	49,000,000	42,049	6/07/16	-	(896)

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
South Korean Won	GSCO	Sell	49,000,000	39,610	6/07/16	-	(1,543)
Chilean Peso	JPHQ	Buy	18,573,000	27,067	6/10/16	-	(285)
Chilean Peso	MSCO	Buy	9,203,500	13,337	6/10/16	-	(66)
Chilean Peso	MSCO	Buy	18,445,500	27,231	6/13/16	-	(640)
Australian Dollar	CITI	Sell	139,000	99,477	6/14/16	-	(929)
Australian Dollar	JPHQ	Sell	207,000	149,776	6/14/16	251	-
Chilean Peso	DBAB	Buy	36,852,500	53,184	6/23/16	-	(107)
Euro	BZWS	Buy	105,000	117,976	6/23/16	-	(1,018)
Euro	BZWS	Sell	105,000	117,755	6/23/16	797	-
Malaysian Ringgit	JPHQ	Buy	291,780	75,391	6/30/16	-	(4,755)
Philippine Peso	DBAB	Buy	816,880	17,807	6/30/16	-	(365)
Euro	BZWS	Sell	367,000	419,196	7/01/16	10,277	-
Philippine Peso	JPHQ	Buy	823,000	17,981	7/01/16	-	(410)
Malaysian Ringgit	JPHQ	Buy	431,250	112,104	7/05/16	-	(7,717)
Japanese Yen	JPHQ	Sell	10,000,000	83,681	7/07/16	-	(6,772)
Chilean Peso	DBAB	Buy	37,315,000	55,073	7/18/16	-	(1,456)
Indian Rupee	JPHQ	Buy	13,837,500	205,411	7/18/16	-	(1,252)
Malaysian Ringgit	HSBK	Buy	356,895	91,138	7/21/16	-	(4,787)
Euro	BZWS	Sell	105,000	117,985	7/25/16	905	-
Euro	DBAB	Sell	110,000	120,489	7/29/16	-	(2,182)
Euro	DBAB	Sell	137,450	152,858	8/15/16	-	(518)
Euro	JPHQ	Sell	109,400	123,789	8/22/16	1,681	-
Euro	DBAB	Sell	218,000	243,797	8/29/16	413	-
Chilean Peso	CITI	Buy	18,742,000	26,953	8/31/16	-	(137)
Australian Dollar	CITI	Sell	138,000	99,412	9/14/16	43	-
Australian Dollar	BOFA	Sell	763,000	569,961	9/29/16	20,803	-
Philippine Peso	DBAB	Buy	2,407,100	51,840	9/30/16	-	(714)
Euro	DBAB	Sell	450,800	511,027	10/03/16	7,058	-
Japanese Yen	JPHQ	Sell	10,000,000	90,225	10/06/16	-	(519)
Euro	DBAB	Sell	393,000	444,522	10/07/16	5,103	-
Japanese Yen	JPHQ	Sell	10,000,000	83,931	10/07/16	-	(6,817)
Euro	DBAB	Sell	155,000	175,770	10/11/16	2,436	-
Ghanaian Cedi	BZWS	Buy	41,344	9,665	10/11/16	199	-
Japanese Yen	HSBK	Sell	19,800,000	166,618	10/11/16	-	(13,093)
Japanese Yen	BZWS	Sell	10,100,000	85,013	10/13/16	-	(6,665)
Japanese Yen	DBAB	Sell	9,900,000	83,354	10/13/16	-	(6,508)
Euro	DBAB	Sell	59,000	65,257	11/07/16	-	(791)
Euro	BZWS	Sell	100,000	108,436	11/16/16	-	(3,548)
Indian Rupee	DBAB	Buy	53,060,000	766,091	11/23/16	1,573	-
Malaysian Ringgit	DBAB	Buy	2,630,000	638,272	11/28/16	-	(4,592)
Australian Dollar	JPHQ	Sell	140,000	99,635	12/12/16	-	(900)
Australian Dollar	JPHQ	Sell	70,000	50,112	12/14/16	-	(153)
Japanese Yen	JPHQ	Sell	10,000,000	85,041	1/10/17	-	(6,100)
Euro	CITI	Sell	28,594	31,694	1/19/17	-	(415)
Euro	DBAB	Sell	128,180	141,479	1/23/17	-	(2,484)
Philippine Peso	DBAB	Buy	2,407,100	48,645	1/31/17	2,147	-
Euro	DBAB	Sell	100,000	110,332	2/03/17	-	(2,036)
Japanese Yen	JPHQ	Sell	20,400,000	176,270	2/08/17	-	(9,927)
Japanese Yen	SCNY	Sell	20,370,000	176,391	2/08/17	-	(9,532)
Japanese Yen	BZWS	Sell	20,370,000	176,631	2/09/17	-	(9,302)

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Japanese Yen	JPHQ	Sell	20,420,000	176,637	2/09/17	-	(9,752)
Mexican Peso	CITI	Buy	11,210,000	595,244	2/27/17	-	(4,406)
Mexican Peso	HSBK	Buy	15,380,000	819,480	2/27/17	-	(8,856)
Mexican Peso	CITI	Buy	8,767,374	469,974	3/02/17	-	(8,005)
Japanese Yen	BZWS	Sell	46,442,500	419,523	4/03/17	-	(5,542)
Malaysian Ringgit	DBAB	Buy	389,000	97,304	4/03/17	-	(4,035)
Malaysian Ringgit	JPHQ	Buy	827,050	207,083	4/03/17	-	(8,788)
Malaysian Ringgit	JPHQ	Buy	16,110	4,102	4/05/17	-	(240)
Malaysian Ringgit	DBAB	Buy	151,500	38,369	4/07/17	-	(2,051)
Malaysian Ringgit	JPHQ	Buy	239,000	61,046	4/11/17	-	(3,760)
Mexican Peso	JPHQ	Buy	6,083,000	319,477	5/30/17	-	(1,519)
Total Forward Exchange Contracts						$54,115	$(192,321)
Net unrealized appreciation (depreciation)							$(138,206)

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At May 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

			Notional	Expiration	Unrealized	Unrealized
Description		Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA		LCH	$960,000	10/17/17	$ -	$(223)
LIBOR Pay Fixed rate	0.926%
Receive Floating rate 3-month USD BBA		CME	520,000	8/22/23	-	(58,413)
LIBOR Pay Fixed rate	3.018%
Receive Floating rate 3-month USD BBA		LCH	440,000	1/22/25	-	(13,292)
LIBOR Pay Fixed rate	1.914%
Receive Floating rate 3-month USD BBA		LCH	550,000	1/23/25	-	(19,164)
LIBOR Pay Fixed rate	1.970%
Receive Floating rate 3-month USD BBA		LCH	320,000	1/27/25	-	(11,219)
LIBOR Pay Fixed rate	1.973%
Receive Floating rate 3-month USD BBA		LCH	80,000	1/29/25	-	(2,553)
LIBOR Pay Fixed rate	1.937%
Receive Floating rate 3-month USD BBA		LCH	70,000	1/30/25	-	(2,251)
LIBOR Pay Fixed rate	1.942%
Receive Floating rate 3-month USD BBA		LCH	110,000	2/03/25	-	(2,358)
LIBOR Pay Fixed rate	1.817%
Receive Floating rate 3-month USD BBA		CME	300,000	8/22/43	-	(114,586)
LIBOR Pay Fixed rate	3.848%
Receive Floating rate 3-month USD BBA		CME	300,000	12/23/43	-	(117,071)
LIBOR Pay Fixed rate	3.849%

Net unrealized appreciation (depreciation)						$(341,130)

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)

ABBREVIATIONS

Counterparty/Exchange

BOFA		Bank of America Corp.
BZWS		Barclays Bank PLC
CITI		Citibank N.A.
CME		Chicago Mercantile Exchange
DBAB		Deutsche Bank AG
GSCO		Goldman Sachs Group, Inc.
HSBK		HSBC Bank PLC
JPHQ		JPMorgan Chase Bank, N.A.
LCH		LCH Clearnet LLC
MSCO		Morgan Stanley and Co. Inc.
SCNY		Standard Charted Bank

Currency

BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro
GHS	-	Ghanaian Cedi
IDR	-	Indonesian Rupiah
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
RSD	-	Serbian Dinar
UYU	-	Uruguayan Peso

Selected Portfolio

FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product
PIK	-	Payment-In-Kind
VRI	-	Value Recovery Instruments

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited)

Templeton Global Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 70.9%
Brazil 13.6%
Letra Tesouro Nacional, Strip,
1/01/17	988,370	[a]	BRL	$253,487,480
1/01/18	615,590	[a]	BRL	140,670,491
1/01/19	1,080,650	[a]	BRL	219,272,472
7/01/19	904,450	[a]	BRL	172,791,673
1/01/20	5,601,680	[a]	BRL	1,004,552,967
Nota Do Tesouro Nacional,
10.00%, 1/01/17	2,922,356	[a]	BRL	792,470,660
10.00%, 1/01/21	7,710,310	[a]	BRL	1,941,531,217
10.00%, 1/01/23	3,503,985	[a]	BRL	852,874,928
10.00%, 1/01/25	1,988,040	[a]	BRL	469,739,677
10.00%, 1/01/27	995,630	[a]	BRL	231,221,874
[b] Index Linked, 6.00%, 5/15/17	4,429	[a]	BRL	3,519,220
[b] Index Linked, 6.00%, 8/15/20	39,290	[a]	BRL	31,074,304
[b] Index Linked, 6.00%, 8/15/24	252,192	[a]	BRL	199,662,886
[b] Index Linked, 6.00%, 8/15/50	133,230	[a]	BRL	102,663,243
senior note, 10.00%, 1/01/19	569,840	[a]	BRL	149,284,568
				6,564,817,660
Colombia 1.7%
Government of Colombia, senior bond,
7.75%, 4/14/21	45,050,000,000		COP	14,623,225
4.375%, 3/21/23	6,831,000,000		COP	1,822,429
9.85%, 6/28/27	10,884,000,000		COP	3,977,460
Titulos De Tesoreria B,
5.00%, 11/21/18	52,609,000,000		COP	16,183,344
7.75%, 9/18/30	891,202,900,000		COP	275,953,314
senior bond, 11.25%, 10/24/18	96,940,000,000		COP	33,975,386
senior bond, 7.00%, 5/04/22	116,701,000,000		COP	36,318,436
senior bond, 10.00%, 7/24/24	238,958,000,000		COP	86,711,048
senior bond, 7.50%, 8/26/26	739,767,700,000		COP	230,448,809
senior bond, 6.00%, 4/28/28	193,508,000,000		COP	52,527,998
senior note, 7.00%, 9/11/19	75,939,000,000		COP	24,286,249
senior note, B, 11.00%, 7/24/20	88,998,000,000		COP	32,266,323
				809,094,021
India 3.7%
Government of India,
senior bond, 7.80%, 5/03/20	14,439,400,000		INR	217,702,629
senior bond, 8.35%, 5/14/22	4,260,400,000		INR	65,622,737
senior bond, 9.15%, 11/14/24	11,998,000,000		INR	194,483,851
senior bond, 8.33%, 7/09/26	3,415,000,000		INR	52,796,090
senior bond, 8.15%, 11/24/26	4,499,000,000		INR	68,731,210
senior bond, 8.28%, 9/21/27	6,130,400,000		INR	94,527,905
senior bond, 8.60%, 6/02/28	14,975,000,000		INR	236,411,270
senior note, 7.28%, 6/03/19	561,300,000		INR	8,360,212
senior note, 8.12%, 12/10/20	10,842,300,000		INR	165,594,253
senior note, 7.16%, 5/20/23	4,378,700,000		INR	63,515,249
senior note, 8.83%, 11/25/23	37,754,900,000		INR	596,928,875
				1,764,674,281
Indonesia 8.6%
Government of Indonesia,
7.875%, 4/15/19	1,109,624,000,000		IDR	82,246,995
6.125%, 5/15/28	102,713,000,000		IDR	6,455,245
8.375%, 3/15/34	2,917,910,000,000		IDR	220,018,001
FR28, 10.00%, 7/15/17	104,700,000,000		IDR	7,915,739
FR31, 11.00%, 11/15/20	1,090,303,000,000		IDR	90,392,988
FR32, 15.00%, 7/15/18	1,150,000,000		IDR	96,858
FR34, 12.80%, 6/15/21	1,603,246,000,000		IDR	143,188,946
FR35, 12.90%, 6/15/22	1,172,669,000,000		IDR	107,093,996

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)
FR36, 11.50%, 9/15/19	437,062,000,000		IDR	35,731,261
FR37, 12.00%, 9/15/26	66,550,000,000		IDR	6,277,429
FR39, 11.75%, 8/15/23	641,965,000,000		IDR	56,806,391
FR40, 11.00%, 9/15/25	710,760,000,000		IDR	62,698,840
FR42, 10.25%, 7/15/27	931,607,000,000		IDR	79,793,537
FR43, 10.25%, 7/15/22	377,390,000,000		IDR	30,970,284
FR44, 10.00%, 9/15/24	248,790,000,000		IDR	20,580,730
FR46, 9.50%, 7/15/23	6,667,220,000,000		IDR	533,230,921
FR47, 10.00%, 2/15/28	1,889,105,000,000		IDR	159,384,544
FR48, 9.00%, 9/15/18	483,192,000,000		IDR	36,610,830
FR52, 10.50%, 8/15/30	896,704,000,000		IDR	79,101,667
FR61, 7.00%, 5/15/22	860,237,000,000		IDR	61,290,338
senior bond, 5.625%, 5/15/23	670,707,000,000		IDR	43,637,673
senior bond, 7.00%, 5/15/27	68,475,000,000		IDR	4,699,508
senior bond, 9.00%, 3/15/29	2,039,169,000,000		IDR	161,222,819
senior bond, FR53, 8.25%, 7/15/21	7,891,149,000,000		IDR	595,879,600
senior bond, FR56, 8.375%, 9/15/26	9,734,168,000,000		IDR	741,107,960
senior bond, FR70, 8.375%, 3/15/24	10,037,615,000,000		IDR	760,537,040
senior note, 8.50%, 10/15/16	70,944,000,000		IDR	5,230,793
senior note, 5.25%, 5/15/18	169,888,000,000		IDR	12,026,473
				4,144,227,406
Lithuania 0.5%
[c]Government of Lithuania, 144A, 7.375%, 2/11/20	207,940,000			245,793,398

Malaysia 4.5%
Government of Malaysia,
3.314%, 10/31/17	1,518,700,000		MYR	369,434,402
senior bond, 4.262%, 9/15/16	1,767,662,000		MYR	430,257,455
senior bond, 3.814%, 2/15/17	363,610,000		MYR	88,706,213
senior note, 3.172%, 7/15/16	1,765,270,000		MYR	428,053,912
senior note, 3.394%, 3/15/17	411,906,000		MYR	100,217,983
senior note, 4.012%, 9/15/17	3,026,240,000		MYR	742,519,684
				2,159,189,649
Mexico 14.3%
Government of Mexico,
7.25%, 12/15/16	210,196,400	[d]	MXN	1,156,321,600
7.75%, 12/14/17	557,967,175	[d]	MXN	3,155,590,377
senior note, 8.50%, 12/13/18	404,669,200	[d]	MXN	2,375,214,153
[e]Mexican Udibonos, Index Linked,
5.00%, 6/16/16	13,968,638	[f]	MXN	75,525,736
3.50%, 12/14/17	11,835,295	[f]	MXN	66,159,517
4.00%, 6/13/19	7,404,373	[f]	MXN	42,178,965
2.50%, 12/10/20	5,928,356	[f]	MXN	32,005,308
				6,902,995,656
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000		PEN	59,483,206

Philippines 1.2%
Government of the Philippines,
senior bond, 9.125%, 9/04/16	619,630,000		PHP	13,450,133
senior note, 2.875%, 5/22/17	2,490,760,000		PHP	53,407,599
senior note, 5.875%, 1/31/18	21,960,000		PHP	490,442
senior note, 5.00%, 8/18/18	1,392,270,000		PHP	31,131,008
senior note, 3.875%, 11/22/19	16,686,950,000		PHP	368,443,894
senior note, 5-72, 2.125%, 5/23/18	4,549,747,000		PHP	96,779,457
				563,702,533
Poland 3.5%
Government of Poland,
4.75%, 10/25/16	1,933,350,000		PLN	496,767,798
4.75%, 4/25/17	285,830,000		PLN	74,626,602
5.75%, 9/23/22	495,970,000		PLN	148,817,418
[g] FRN, 1.75%, 1/25/17	2,005,988,000		PLN	509,682,396

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)

[g] FRN, 1.75%, 1/25/21	1,721,975,000	PLN	430,258,988
			1,660,153,202
Portugal 3.2%
Government of Portugal,
[c] 144A, 5.125%, 10/15/24	584,500,000		585,107,880
[h] Reg S, 3.875%, 2/15/30	820,750,000	EUR	949,880,707
[h] senior bond, Reg S, 4.95%, 10/25/23	5,772,600	EUR	7,428,128
[h] senior bond, Reg S, 5.65%, 2/15/24	14,427,600	EUR	19,211,975
			1,561,628,690
Slovenia 0.3%
[c]Government of Slovenia, senior note, 144A, 5.50%, 10/26/22	122,486,000		138,669,463

South Korea 9.9%
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		16,844,887
Korea Monetary Stabilization Bond, senior note,
1.62%, 6/09/16	228,964,300,000	KRW	192,336,973
2.46%, 8/02/16	457,360,800,000	KRW	384,819,764
1.56%, 8/09/16	234,005,000,000	KRW	196,590,970
2.22%, 10/02/16	296,083,000,000	KRW	249,325,573
1.61%, 11/09/16	184,822,200,000	KRW	155,343,521
2.07%, 12/02/16	825,953,200,000	KRW	695,907,942
1.57%, 1/09/17	151,939,700,000	KRW	127,702,887
1.96%, 2/02/17	337,287,200,000	KRW	284,280,054
1.70%, 8/02/17	191,886,900,000	KRW	161,627,008
1.56%, 10/02/17	776,417,300,000	KRW	653,022,851
1.49%, 2/02/18	227,421,200,000	KRW	191,104,718
Korea Treasury Bond, senior note,
2.75%, 6/10/16	116,989,470,000	KRW	98,305,269
3.00%, 12/10/16	721,633,040,000	KRW	611,003,087
2.00%, 12/10/17	423,621,800,000	KRW	358,685,238
2.75%, 9/10/19	2,465,000,000	KRW	2,152,035
2.00%, 3/10/21	447,172,420,000	KRW	383,155,082
			4,762,207,859
Sri Lanka 0.5%
Government of Sri Lanka,
10.60%, 9/15/19	15,332,700,000	LKR	100,652,441
8.00%, 11/01/19	557,250,000	LKR	3,366,166
9.25%, 5/01/20	1,951,660,000	LKR	12,154,820
11.20%, 7/01/22	1,288,300,000	LKR	8,386,877
A, 8.00%, 11/15/18	6,671,840,000	LKR	41,587,652
A, 9.00%, 5/01/21	10,254,020,000	LKR	61,625,967
A, 11.00%, 8/01/21	4,736,920,000	LKR	30,730,929
			258,504,852
[i]Supranational 0.3%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	2,473,000,000	MXN	148,045,615

Ukraine 5.0%
[c]Government of Ukraine, 144A,
7.75%, 9/01/20	279,572,000		267,627,286
7.75%, 9/01/21	314,572,000		297,475,012
7.75%, 9/01/22	314,572,000		295,312,329
7.75%, 9/01/23	304,572,000		284,592,077
7.75%, 9/01/24	314,572,000		291,896,078
7.75%, 9/01/25	302,382,000		278,947,395
7.75%, 9/01/26	309,572,000		285,378,948
7.75%, 9/01/27	193,772,000		177,805,187
[j,k] VRI, GDP Linked Securities, 5/31/40	650,958,000		201,796,980
			2,380,831,292
Total Foreign Government and Agency Securities (Cost $36,510,352,622)			34,124,018,783
Quasi-Sovereign and Corporate Bonds 1.4%
Hungary 0.4%
[c]Hungarian Development Bank, senior note, 144A, 6.25%, 10/21/20	192,000,000		212,839,680

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)

India 1.0%
Food Corp. of India, secured note, 6, 9.95%, 3/07/22	22,550,000,000		INR	362,434,805
Mahanagar Telephone Nigam Ltd.,
8.24%, 11/19/24	3,350,000,000		INR	50,203,022
8.29%, 11/28/24	3,050,000,000		INR	45,788,870
				458,426,697
South Korea 0.0%†
The Export-Import Bank of Korea, senior note, 4.625%, 2/20/17	14,090,000		EUR	16,185,055
Total Quasi-Sovereign and Corporate Bonds (Cost $697,419,928)				687,451,432
Total Investments before Short Term Investments (Cost $37,207,772,550)				34,811,470,215

Short Term Investments 23.9%
Foreign Government and Agency Securities 2.4%
Malaysia 0.1%
[l]Bank of Negara Monetary Note, 10/06/16	155,070,000		MYR	37,252,124
Mexico 0.2%
[l]Mexico Treasury Bill, 6/09/16 - 2/02/17	222,367,070	[m]	MXN	119,491,683
Philippines 0.6%
[l]Philippine Treasury Bill, 6/08/16 - 5/03/17	14,088,600,000		PHP	298,724,715
South Korea 1.5%
Korea Monetary Stabilization Bond, senior note,
2.79%, 6/02/16	111,695,200,000		KRW	93,831,027
1.57%, 7/09/16	199,245,100,000		KRW	167,380,469
1.52%, 9/09/16	284,133,400,000		KRW	238,692,855
1.53%, 10/08/16	251,191,800,000		KRW	211,031,757
				710,936,108
Total Foreign Government and Agency Securities (Cost $1,197,546,617)				1,166,404,630
U.S. Government and Agency Securities (Cost $1,708,183,157) 3.6%
United States 3.6%
[l]FHLB, 6/01/16 - 6/07/16	1,708,219,000			1,708,197,355
Total Investments before Money Market Funds (Cost $40,113,502,324)				37,686,072,200
	Shares
Money Market Funds (Cost $8,623,186,103) 17.9%
United States 17.9%
[j,n]Institutional Fiduciary Trust Money Market Portfolio	8,623,186,103			8,623,186,103
Total Investments (Cost $48,736,688,427) 96.2%				46,309,258,303
Other Assets, less Liabilities 3.8%				1,835,664,753
Net Assets 100.0%				$48,144,923,056

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At May 31, 2016, the aggregate value of these securities was $3,563,241,713, representing 7.40% of net assets.
d Principal amount is stated in 100 Mexican Peso Units.
e Principal amount of security is adjusted for inflation.
f Principal amount is stated in 100 Unidad de Inversion Units.
g The coupon rate shown represents the rate at period end.

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
h Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2016, the aggregate value of these securities was $976,520,810, representing 2.03% of net assets.
i A supranational organization is an entity formed by two or more central governments through international treaties.
j Non-income producing.
k The principal represents the notional amount. See Note 3 regarding value recovery instruments.
l The security is traded on a discount basis with no stated coupon rate.
m Principal amount is stated in 10 Mexican Peso Units.
n See Note 7 regarding investments in affiliated management investment companies.

At May 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	CITI	Buy	29,155,220,000	41,617,615	6/02/16	$455,535	$-
Chilean Peso	CITI	Sell	29,155,220,000	42,284,583	6/02/16	211,434	-
Chilean Peso	DBAB	Buy	26,203,031,000	37,312,967	6/02/16	499,954	-
Chilean Peso	DBAB	Sell	26,203,031,000	38,030,524	6/02/16	217,603	-
South Korean Won	HSBK	Buy	481,089,764,000	406,299,180	6/02/16	-	(2,201,591)
South Korean Won	HSBK	Sell	481,089,764,000	388,482,209	6/02/16	-	(15,615,380)
Chilean Peso	DBAB	Buy	36,057,298,500	51,584,118	6/03/16	444,363	-
Chilean Peso	DBAB	Sell	36,057,298,500	52,294,849	6/03/16	266,368	-
Euro	CITI	Buy	135,293,000	147,493,046	6/03/16	3,091,912	-
Euro	CITI	Sell	135,293,000	144,155,550	6/03/16	-	(6,429,408)
Chilean Peso	DBAB	Buy	21,710,940,000	32,787,067	6/06/16	-	(1,468,318)
Chilean Peso	MSCO	Buy	94,818,822,900	140,270,665	6/06/16	221,714	(3,713,090)
Euro	BZWS	Sell	447,730,877	509,878,789	6/06/16	11,605,273	(121,198)
Euro	DBAB	Sell	327,995,000	360,318,445	6/06/16	1,507,126	(6,298,577)
Euro	HSBK	Buy	406,025,025	462,350,847	6/06/16	-	(10,381,290)
Euro	HSBK	Sell	406,025,025	460,286,209	6/06/16	8,316,653	-
Mexican Peso	CITI	Buy	1,672,699,230	105,184,671	6/06/16	-	(14,635,659)
Mexican Peso	CITI	Sell	1,672,699,230	92,441,391	6/06/16	1,892,378	-
South Korean Won	GSCO	Buy	673,435,000,000	564,346,769	6/07/16	1,244,019	-
South Korean Won	GSCO	Sell	673,435,000,000	544,379,057	6/07/16	-	(21,211,731)
Euro	GSCO	Sell	102,043,700	116,198,182	6/08/16	2,598,794	-
Japanese Yen	CITI	Sell	28,538,800,000	231,654,189	6/08/16	-	(26,217,648)
Mexican Peso	CITI	Buy	1,670,822,000	104,593,070	6/08/16	-	(14,167,315)
Mexican Peso	CITI	Sell	1,670,822,000	92,323,360	6/08/16	1,897,604	-
Euro	BZWS	Sell	78,607,000	89,747,420	6/09/16	2,235,397	-
Euro	SCNY	Sell	226,537,356	246,290,281	6/09/16	-	(5,910,443)
Japanese Yen	HSBK	Sell	42,738,600,000	348,133,426	6/09/16	-	(38,060,494)
Chilean Peso	JPHQ	Buy	32,660,995,000	47,598,291	6/10/16	-	(501,389)
Chilean Peso	MSCO	Buy	22,131,820,000	32,072,777	6/10/16	-	(158,864)
Japanese Yen	BZWS	Sell	35,594,850,000	286,648,386	6/10/16	-	(35,005,824)
Japanese Yen	CITI	Sell	12,207,090,000	98,384,767	6/10/16	-	(11,925,064)
Japanese Yen	HSBK	Sell	37,908,340,000	305,798,734	6/10/16	-	(36,761,417)
Chilean Peso	DBAB	Buy	32,485,498,000	47,104,325	6/13/16	-	(273,657)
Chilean Peso	MSCO	Buy	44,355,070,000	65,480,336	6/13/16	-	(1,538,648)
Euro	GSCO	Sell	104,415,800	118,924,375	6/13/16	2,661,902	-
Japanese Yen	DBAB	Sell	12,553,300,000	101,938,350	6/13/16	-	(11,513,293)

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Mexican Peso	CITI	Buy	3,568,462,535	215,470,598		6/13/16	-	(22,458,978)
Mexican Peso	CITI	Sell	3,568,462,535	197,114,510		6/13/16	4,102,890	-
Australian Dollar	CITI	Sell	291,266,786	208,447,988		6/14/16	-	(1,946,750)
Australian Dollar	JPHQ	Sell	432,139,707	312,676,846		6/14/16	523,436	-
Chilean Peso	DBAB	Buy	26,652,370,250	38,962,605		6/14/16	-	(544,498)
Chilean Peso	JPHQ	Buy	18,232,450,000	26,649,784		6/14/16	-	(368,586)
Euro	DBAB	Sell	129,470,000	142,313,424		6/14/16	-	(1,851,364)
Chilean Peso	CITI	Buy	20,803,900,000	30,369,770		6/15/16	-	(384,760)
Euro	BOFA	Sell	177,095,041	195,169,361		6/15/16	-	(2,033,477)
Euro	DBAB	Buy	70,474,000	76,779,309		6/15/16	1,696,479	-
Euro	DBAB	Sell	70,474,000	80,307,942		6/15/16	1,832,154	-
Euro	GSCO	Sell	305,905,000	348,662,871		6/16/16	8,011,573	-
Japanese Yen	CITI	Sell	4,208,470,000	34,312,562		6/16/16	-	(3,726,336)
Japanese Yen	HSBK	Sell	24,745,070,000	206,380,901		6/16/16	-	(17,281,189)
South Korean Won	CITI	Sell	801,396,000,000	658,771,887		6/16/16	-	(14,138,964)
Australian Dollar	CITI	Sell	121,932,400	87,541,367		6/17/16	-	(525,131)
Japanese Yen	DBAB	Sell	24,707,170,000	204,247,191		6/17/16	-	(19,081,044)
Australian Dollar	CITI	Sell	245,796,300	186,991,993		6/20/16	9,485,338	-
Australian Dollar	JPHQ	Sell	615,570,000	467,051,426		6/20/16	22,505,386	-
Chilean Peso	DBAB	Buy	48,996,751,750	70,662,659		6/20/16	9,147	(85,030)
Chilean Peso	JPHQ	Buy	13,842,935,000	19,886,417		6/20/16	56,296	-
Euro	BZWS	Sell	655,689,795	741,124,129		6/20/16	10,845,229	-
Japanese Yen	CITI	Sell	19,533,646,000	161,209,930		6/20/16	-	(15,375,458)
Euro	BZWS	Buy	19,959,932	22,353,327		6/22/16	-	(121,108)
Euro	BZWS	Sell	19,959,932	22,921,487		6/22/16	689,268	-
Japanese Yen	DBAB	Sell	24,749,910,000	202,536,088		6/22/16	-	(21,222,110)
Mexican Peso	CITI	Buy	1,314,260,000	83,940,729		6/22/16	-	(12,931,200)
Mexican Peso	CITI	Sell	1,314,260,000	72,556,132		6/22/16	1,546,602	-
Chilean Peso	DBAB	Buy	13,453,500,000	19,415,381		6/23/16	-	(39,148)
Euro	BZWS	Buy	256,264,053	287,933,165		6/23/16	-	(2,484,401)
Euro	BZWS	Sell	256,264,053	287,436,995		6/23/16	1,988,232	-
Malaysian Ringgit	HSBK	Buy	167,392,229	43,934,968		6/23/16	-	(3,401,414)
Malaysian Ringgit	HSBK	Buy	167,392,229	4,640,464,106	JPY	6/23/16	-	(1,421,443)
Malaysian Ringgit	HSBK	Sell	167,392,229	42,987,218		6/23/16	2,453,664	-
Chilean Peso	DBAB	Buy	20,283,160,000	28,975,943		6/24/16	233,887	-
Euro	BZWS	Sell	87,741,063	98,760,902		6/24/16	1,023,659	-
Chilean Peso	DBAB	Buy	16,894,600,000	24,258,166		6/28/16	62,684	-
Chilean Peso	DBAB	Buy	48,244,159,000	69,426,045		6/30/16	11,491	-
Japanese Yen	BZWS	Sell	11,637,164,000	94,910,095		6/30/16	-	(10,331,652)
Malaysian Ringgit	HSBK	Buy	1,087,896,430	257,880,916		7/05/16	5,451,500	-
Malaysian Ringgit	HSBK	Buy	1,087,896,430	30,129,618,008	JPY	7/05/16	-	(9,184,420)
Malaysian Ringgit	HSBK	Sell	1,087,896,430	279,305,887		7/05/16	15,973,472	-
Euro	BZWS	Sell	57,908,589	63,467,813		7/06/16	-	(1,065,094)
Japanese Yen	DBAB	Sell	10,434,667,000	88,208,114		7/07/16	-	(6,176,638)
Japanese Yen	JPHQ	Sell	19,563,250,000	163,707,835		7/07/16	-	(13,247,738)
Mexican Peso	CITI	Buy	3,482,973,187	215,031,529		7/08/16	-	(27,173,153)
Chilean Peso	DBAB	Buy	26,652,370,250	38,968,302		7/11/16	-	(647,137)
Euro	JPHQ	Sell	117,193,824	130,563,295		7/11/16	-	(56,882)
Mexican Peso	CITI	Buy	922,449,101	56,664,973		7/11/16	-	(6,926,172)
Euro	JPHQ	Sell	34,212,000	39,042,734		7/13/16	908,860	-

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Malaysian Ringgit	DBAB	Buy	1,263,085,810	265,772,922	EUR	7/13/16	9,431,406	-
Mexican Peso	CITI	Buy	2,168,516,800	109,712,216	EUR	7/14/16	-	(5,399,886)
Euro	CITI	Sell	192,914,073	209,834,566		7/15/16	-	(5,207,436)
Euro	JPHQ	Sell	102,670,589	112,104,989		7/15/16	-	(2,342,281)
Japanese Yen	BZWS	Sell	22,053,780,000	187,627,871		7/15/16	-	(11,898,549)
Japanese Yen	JPHQ	Sell	14,336,430,000	121,862,823		7/15/16	-	(7,842,677)
Malaysian Ringgit	HSBK	Buy	702,989,000	167,773,800		7/15/16	2,342,597	-
Malaysian Ringgit	HSBK	Buy	702,989,000	19,458,524,623	JPY	7/15/16	-	(5,930,057)
Malaysian Ringgit	HSBK	Sell	702,989,000	180,438,655		7/15/16	10,322,258	-
Malaysian Ringgit	JPHQ	Buy	640,504,128	132,716,713	EUR	7/15/16	7,055,884	-
Mexican Peso	DBAB	Buy	3,204,884,515	162,268,526	EUR	7/15/16	-	(8,140,348)
Chilean Peso	DBAB	Buy	33,653,465,000	49,669,345		7/18/16	-	(1,313,539)
Euro	MSCO	Sell	100,845,000	111,332,880		7/18/16	-	(1,089,854)
Euro	BZWS	Sell	177,042,000	193,931,807		7/19/16	-	(3,442,011)
Japanese Yen	HSBK	Sell	12,607,090,000	107,344,629		7/19/16	-	(6,727,435)
Japanese Yen	SCNY	Sell	10,082,050,000	86,509,271		7/19/16	-	(4,715,608)
Mexican Peso	CITI	Buy	9,976,866,155	503,621,268	EUR	7/19/16	-	(23,922,512)
Mexican Peso	JPHQ	Buy	4,117,023,741	206,462,316	EUR	7/19/16	-	(8,355,016)
Euro	BZWS	Sell	139,061,000	152,468,566		7/21/16	-	(2,572,058)
Euro	UBSW	Sell	58,343,508	66,556,232		7/21/16	1,508,419	-
Malaysian Ringgit	HSBK	Buy	773,020,438	159,162,502	EUR	7/21/16	9,580,529	-
Euro	MSCO	Sell	94,240,000	103,018,456		7/22/16	-	(2,054,005)
Malaysian Ringgit	JPHQ	Buy	213,250,000	5,893,675,550	JPY	7/22/16	-	(1,737,279)
Malaysian Ringgit	JPHQ	Sell	213,250,000	5,884,996,275	JPY	7/22/16	1,658,740	-
Euro	BZWS	Sell	256,264,053	287,956,228		7/25/16	2,209,207	-
Euro	DBAB	Sell	89,314,817	98,491,021		7/25/16	-	(1,099,392)
Japanese Yen	CITI	Sell	14,729,205,625	119,751,586		7/25/16	-	(13,543,578)
Chilean Peso	JPHQ	Buy	34,761,320,000	51,765,130		7/26/16	-	(1,854,767)
Chilean Peso	MSCO	Buy	63,378,174,000	94,123,671		7/27/16	-	(3,133,672)
Euro	DBAB	Sell	107,566,000	121,348,432		7/27/16	1,399,614	-
Indian Rupee	DBAB	Buy	900,181,000	13,362,740		7/27/16	-	(98,783)
Chilean Peso	DBAB	Buy	31,595,697,500	46,888,325		7/28/16	-	(1,531,634)
Euro	BOFA	Sell	201,853,922	229,314,130		7/28/16	4,216,142	-
Euro	BZWS	Sell	69,060,000	76,276,079		7/28/16	-	(736,380)
Euro	CITI	Buy	23,000,000	25,121,704		7/28/16	526,813	-
Euro	CITI	Sell	138,830,945	154,544,912		7/28/16	786,632	(1,059,451)
Euro	GSCO	Sell	236,417,000	260,678,113		7/28/16	-	(2,962,992)
Indian Rupee	HSBK	Buy	22,984,769,550	300,621,123	EUR	7/28/16	3,387,638	-
Euro	BOFA	Sell	201,853,922	229,293,944		7/29/16	4,188,977	-
Euro	BZWS	Sell	8,238,187	9,180,636		7/29/16	-	(6,487)
Euro	DBAB	Buy	2,245,099	2,602,198		7/29/16	-	(98,491)
Euro	DBAB	Sell	2,245,099	2,512,491		7/29/16	8,784	-
Euro	JPHQ	Sell	236,418,000	263,674,631		7/29/16	24,236	-
Japanese Yen	BZWS	Sell	13,069,570,000	106,998,260		7/29/16	-	(11,290,493)
Japanese Yen	DBAB	Sell	13,902,366,365	117,942,603		7/29/16	-	(7,883,540)
Malaysian Ringgit	JPHQ	Buy	6,585,000	1,672,169		7/29/16	-	(79,275)
Malaysian Ringgit	JPHQ	Sell	6,585,000	1,516,757		7/29/16	-	(76,137)
Mexican Peso	CITI	Buy	1,772,466,150	106,208,199		7/29/16	-	(10,804,221)
Euro	BOFA	Sell	119,224,000	136,594,937		8/03/16	3,614,350	-
Chilean Peso	MSCO	Buy	39,799,934,300	59,827,933		8/04/16	-	(2,732,443)

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Euro	BZWS	Sell	21,388,935	23,610,818		8/05/16	-	(247,802)
Euro	DBAB	Sell	72,100,000	80,292,723		8/05/16	-	(132,343)
Euro	HSBK	Buy	236,418,000	274,717,716		8/05/16	-	(11,001,584)
Euro	HSBK	Sell	236,418,000	260,981,830		8/05/16	-	(2,734,302)
Euro	MSCO	Sell	8,856,901	9,774,653		8/05/16	-	(104,915)
Malaysian Ringgit	HSBK	Buy	773,020,438	165,090,645	EUR	8/05/16	2,798,192	-
Mexican Peso	CITI	Buy	2,260,406,280	136,374,436		8/05/16	-	(14,795,905)
Japanese Yen	MSCO	Sell	1,969,700,000	15,906,806		8/08/16	-	(1,926,259)
Malaysian Ringgit	HSBK	Buy	518,518,000	129,338,488		8/08/16	-	(3,949,336)
Malaysian Ringgit	HSBK	Buy	518,518,000	14,334,793,072	JPY	8/08/16	-	(4,393,705)
Malaysian Ringgit	HSBK	Sell	518,518,000	133,021,550		8/08/16	7,632,397	-
Malaysian Ringgit	JPHQ	Buy	13,600,000	3,397,452		8/08/16	-	(108,670)
Malaysian Ringgit	JPHQ	Sell	13,600,000	3,130,035		8/08/16	-	(158,747)
Mexican Peso	CITI	Buy	2,526,643,000	150,444,202		8/08/16	-	(14,588,938)
Chilean Peso	DBAB	Buy	35,759,440,000	52,781,461		8/09/16	-	(1,507,444)
Euro	GSCO	Sell	226,520,861	259,144,395		8/09/16	6,431,399	-
Euro	CITI	Sell	188,712,223	207,272,070		8/10/16	-	(3,268,216)
Japanese Yen	CITI	Sell	8,636,095,000	69,909,215		8/10/16	-	(8,284,645)
Malaysian Ringgit	DBAB	Buy	854,674,602	188,426,150	EUR	8/10/16	634,800	(4,189,643)
Mexican Peso	MSCO	Buy	1,342,789,000	79,728,595		8/10/16	-	(7,543,335)
Mexican Peso	MSCO	Sell	1,342,789,000	74,138,085		8/10/16	1,952,825	-
South Korean Won	HSBK	Buy	184,000,000,000	19,360,065,655	JPY	8/10/16	-	(20,961,831)
South Korean Won	HSBK	Sell	184,000,000,000	17,255,284,430	JPY	8/10/16	1,904,495	-
Euro	BOFA	Sell	131,886,000	150,830,501		8/11/16	3,684,087	-
Euro	DBAB	Sell	226,679,000	250,241,149		8/11/16	-	(2,666,679)
Euro	JPHQ	Sell	295,609,000	325,317,705		8/11/16	-	(4,495,953)
Euro	GSCO	Sell	316,018,000	360,954,180		8/12/16	8,357,182	-
Euro	SCNY	Sell	39,305,000	44,910,679		8/12/16	1,056,136	-
Euro	UBSW	Sell	96,724,000	110,502,334		8/12/16	2,582,557	-
South Korean Won	HSBK	Buy	184,161,000,000	19,404,159,817	JPY	8/12/16	-	(21,242,005)
South Korean Won	HSBK	Sell	184,161,000,000	17,268,763,362	JPY	8/12/16	1,906,162	-
Euro	DBAB	Sell	25,621,500	29,360,958		8/15/16	770,655	-
Euro	MSCO	Sell	144,241,714	162,858,271		8/15/16	1,903,043	-
Euro	SCNY	Sell	66,994,000	76,631,087		8/15/16	1,874,387	-
Singapore Dollar	DBAB	Buy	54,530,000	38,767,240		8/15/16	785,850	-
Singapore Dollar	DBAB	Sell	54,530,000	38,535,741		8/15/16	-	(1,017,350)
Chilean Peso	MSCO	Buy	30,698,485,500	44,585,545		8/16/16	-	(598,395)
Euro	MSCO	Sell	231,893,680	265,216,802		8/16/16	6,443,818	-
Chilean Peso	DBAB	Buy	60,976,549,750	89,284,061		8/17/16	-	(1,920,727)
Euro	MSCO	Sell	144,241,718	161,722,372		8/17/16	755,421	-
Euro	UBSW	Sell	180,000,000	204,808,500		8/17/16	3,936,994	-
Mexican Peso	DBAB	Buy	1,413,199,480	83,762,031		8/17/16	-	(7,847,846)
Mexican Peso	DBAB	Sell	1,413,199,480	77,924,484		8/17/16	2,010,300	-
Mexican Peso	MSCO	Buy	123,499,000	7,341,517		8/17/16	-	(707,403)
Mexican Peso	MSCO	Sell	123,499,000	6,815,054		8/17/16	180,940	-
Singapore Dollar	BZWS	Buy	112,084,000	79,678,681		8/17/16	1,617,604	-
Singapore Dollar	BZWS	Sell	112,084,000	79,230,905		8/17/16	-	(2,065,379)
Singapore Dollar	DBAB	Buy	95,420,000	68,040,502		8/17/16	1,169,121	-
Singapore Dollar	DBAB	Sell	95,420,000	67,417,953		8/17/16	-	(1,791,670)
Singapore Dollar	HSBK	Buy	84,114,500	59,804,124		8/17/16	1,205,443	-

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Chilean Peso	MSCO	Buy	30,698,485,500	44,147,615		8/18/16	-	(169,077)
Euro	BZWS	Sell	186,465,000	208,742,906		8/18/16	649,190	-
Euro	JPHQ	Sell	142,058,430	159,072,768		8/18/16	536,493	-
Japanese Yen	DBAB	Sell	9,637,940,000	78,285,951		8/18/16	-	(9,002,505)
Euro	DBAB	Sell	126,551,139	143,576,064		8/19/16	2,340,682	-
Euro	UBSW	Sell	59,525,000	67,637,365		8/19/16	1,205,437	-
South Korean Won	JPHQ	Buy	523,500,000,000	48,229,289,504	JPY	8/19/16	2,218,008	-
South Korean Won	JPHQ	Sell	523,500,000,000	49,248,802,882	JPY	8/19/16	7,015,787	-
Euro	JPHQ	Sell	207,184,000	230,775,006		8/22/16	-	(474,651)
Japanese Yen	HSBK	Sell	19,192,069,750	155,754,502		8/22/16	-	(18,086,851)
Japanese Yen	JPHQ	Sell	4,331,618,000	35,148,824		8/22/16	-	(4,086,879)
Mexican Peso	HSBK	Buy	1,789,454,960	105,666,074		8/22/16	-	(9,590,964)
Chilean Peso	JPHQ	Buy	68,080,850,000	96,424,970		8/23/16	1,059,691	-
Euro	DBAB	Sell	145,693,000	163,744,363		8/23/16	1,122,331	-
Indian Rupee	JPHQ	Buy	41,308,437,210	538,532,222	EUR	8/23/16	5,083,699	-
Malaysian Ringgit	HSBK	Buy	1,270,275,000	300,000,000		8/23/16	7,035,884	-
Malaysian Ringgit	HSBK	Buy	1,270,275,000	35,083,344,142	JPY	8/23/16	-	(10,759,026)
Malaysian Ringgit	HSBK	Sell	1,270,275,000	325,711,538		8/23/16	18,675,654	-
Euro	GSCO	Sell	202,057,000	227,625,293		8/24/16	2,081,744	-
Japanese Yen	BZWS	Sell	4,322,430,000	35,262,115		8/24/16	-	(3,893,009)
Japanese Yen	DBAB	Sell	4,271,575,000	38,037,177		8/24/16	-	(657,272)
Malaysian Ringgit	HSBK	Buy	1,287,946,288	305,122,921		8/24/16	6,174,477	-
Malaysian Ringgit	HSBK	Buy	1,287,946,288	35,570,371,780	JPY	8/24/16	-	(10,920,035)
Malaysian Ringgit	HSBK	Sell	1,287,946,288	330,242,638		8/24/16	18,945,240	-
Mexican Peso	DBAB	Buy	1,242,200,000	72,101,460		8/24/16	-	(5,422,328)
Mexican Peso	DBAB	Sell	1,242,200,000	68,461,517		8/24/16	1,782,385	-
Chilean Peso	CITI	Buy	53,031,580,000	75,745,333		8/25/16	175,489	-
Euro	DBAB	Sell	149,427,000	171,093,915		8/25/16	4,291,859	-
Euro	JPHQ	Sell	204,801,000	234,486,905		8/25/16	5,872,077	-
Euro	BOFA	Sell	449,846,411	504,096,539		8/26/16	1,924,650	-
Euro	SCNY	Sell	211,027,544	245,817,544		8/26/16	10,243,585	-
Japanese Yen	JPHQ	Sell	8,617,736,000	73,148,823		8/26/16	-	(4,920,994)
Euro	DBAB	Sell	364,928,918	408,112,782		8/29/16	691,357	-
Euro	GSCO	Sell	139,330,000	155,843,392		8/29/16	289,736	-
Euro	JPHQ	Sell	119,381,305	135,665,379		8/29/16	2,383,255	-
Japanese Yen	DBAB	Sell	8,644,374,000	72,672,333		8/29/16	-	(5,646,743)
Japanese Yen	JPHQ	Sell	10,357,462,000	87,038,593		8/29/16	-	(6,801,268)
Mexican Peso	CITI	Buy	1,412,593,600	80,215,423		8/29/16	-	(4,429,862)
Mexican Peso	HSBK	Buy	545,438,860	31,147,822		8/29/16	-	(1,885,060)
Malaysian Ringgit	JPHQ	Buy	227,033,719	53,697,663		8/30/16	1,166,107	-
Malaysian Ringgit	JPHQ	Buy	227,033,719	6,322,889,085	JPY	8/30/16	-	(2,424,744)
Malaysian Ringgit	JPHQ	Sell	227,033,719	58,005,549		8/30/16	3,141,779	-
Chilean Peso	CITI	Buy	29,155,220,000	41,928,842		8/31/16	-	(213,736)
Chilean Peso	DBAB	Buy	46,599,916,800	66,676,086		8/31/16	-	(1,219)
Euro	BZWS	Sell	411,968,926	456,259,705		8/31/16	-	(3,714,412)
Euro	DBAB	Sell	60,147,806	68,027,169		8/31/16	870,565	-
Euro	GSCO	Sell	305,100,791	337,743,525		8/31/16	-	(2,909,516)
Euro	SCNY	Sell	236,418,000	265,797,665		8/31/16	1,830,763	-
Indian Rupee	CITI	Buy	3,154,839,000	40,897,576	EUR	8/31/16	576,827	-
Indian Rupee	DBAB	Buy	37,183,634,938	484,146,153	EUR	8/31/16	4,433,568	-

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Japanese Yen	BZWS	Sell	29,025,800,000	258,950,843		8/31/16	-	(4,048,214)
Japanese Yen	JPHQ	Sell	6,909,339,000	57,818,011		8/31/16	-	(4,786,625)
Philippine Peso	JPHQ	Buy	2,519,000,000	52,761,661		8/31/16	827,242	-
Philippine Peso	JPHQ	Sell	2,519,000,000	54,195,353		8/31/16	606,449	-
Euro	HSBK	Sell	195,181,803	215,642,711		9/01/16	-	(2,291,263)
Japanese Yen	HSBK	Sell	14,893,097,250	132,265,517		9/01/16	-	(2,684,521)
Chilean Peso	DBAB	Buy	62,260,329,500	89,558,791		9/02/16	-	(493,387)
Euro	JPHQ	Sell	65,175,000	73,845,556		9/06/16	1,059,188	-
Mexican Peso	CITI	Buy	1,158,913,000	66,352,513		9/06/16	-	(4,227,341)
Mexican Peso	HSBK	Buy	615,247,100	35,222,390		9/06/16	-	(2,241,198)
South Korean Won	GSCO	Sell	673,435,000,000	563,025,667		9/07/16	-	(1,640,511)
Japanese Yen	BZWS	Sell	35,663,421,500	315,943,812		9/09/16	-	(7,318,428)
Japanese Yen	MSCO	Sell	6,405,061,130	56,717,091		9/09/16	-	(1,339,997)
Australian Dollar	CITI	Sell	289,369,125	208,455,731		9/14/16	89,427	-
Malaysian Ringgit	HSBK	Buy	1,647,416,638	390,430,450		9/15/16	7,467,014	-
Malaysian Ringgit	HSBK	Buy	1,647,416,638	45,746,947,868	JPY	9/15/16	-	(16,867,549)
Malaysian Ringgit	HSBK	Sell	1,647,416,638	419,723,984		9/15/16	21,826,520	-
Japanese Yen	CITI	Sell	8,267,822,900	73,187,300		9/16/16	-	(1,776,080)
Singapore Dollar	DBAB	Buy	109,530,000	77,406,360		9/19/16	1,991,013	-
Singapore Dollar	DBAB	Sell	109,530,000	77,332,580		9/19/16	-	(2,064,793)
South Korean Won	CITI	Sell	1,068,305,000,000	881,658,001		9/19/16	-	(14,026,251)
South Korean Won	HSBK	Sell	634,137,805,000	519,444,467		9/19/16	-	(12,226,962)
Japanese Yen	BZWS	Sell	36,791,550,000	307,211,413		9/20/16	-	(26,428,587)
Japanese Yen	CITI	Sell	25,386,870,000	228,916,772		9/23/16	-	(1,329,823)
Japanese Yen	MSCO	Sell	12,384,230,000	111,717,590		9/23/16	-	(601,368)
Japanese Yen	BZWS	Sell	17,003,283,330	151,676,219		9/26/16	-	(2,554,502)
Japanese Yen	DBAB	Sell	6,258,238,000	56,399,831		9/26/16	-	(366,415)
South Korean Won	HSBK	Sell	536,470,000,000	461,142,391		9/26/16	11,379,232	-
Malaysian Ringgit	HSBK	Buy	957,079,700	237,365,070		9/28/16	-	(6,301,744)
Malaysian Ringgit	HSBK	Buy	957,079,700	26,559,823,046	JPY	9/28/16	-	(9,871,346)
Malaysian Ringgit	HSBK	Sell	957,079,700	243,779,852		9/28/16	12,716,526	-
Mexican Peso	HSBK	Buy	1,303,182,600	73,429,080		9/28/16	-	(3,725,634)
South Korean Won	HSBK	Sell	539,018,000,000	459,952,214		9/28/16	8,059,190	-
Mexican Peso	HSBK	Buy	603,492,100	34,481,322		9/30/16	-	(2,208,816)
Euro	DBAB	Sell	70,450,000	79,862,120		10/03/16	1,103,043	-
Malaysian Ringgit	HSBK	Buy	1,546,040,875	343,130,008	EUR	10/04/16	-	(10,434,282)
Japanese Yen	JPHQ	Sell	19,563,250,000	176,509,465		10/06/16	-	(1,015,435)
Euro	DBAB	Sell	67,415,000	76,253,107		10/07/16	875,394	-
Japanese Yen	JPHQ	Sell	19,563,250,000	164,195,609		10/07/16	-	(13,336,657)
Malaysian Ringgit	HSBK	Buy	848,970,202	188,777,506	EUR	10/07/16	-	(6,172,336)
Euro	DBAB	Sell	319,800,000	362,573,250		10/11/16	4,945,110	-
Euro	GSCO	Sell	102,935,000	116,637,707		10/11/16	1,526,849	-
Japanese Yen	HSBK	Sell	38,917,825,000	327,494,635		10/11/16	-	(25,734,848)
Malaysian Ringgit	HSBK	Buy	595,092,417	141,901,523		10/11/16	1,707,789	-
Malaysian Ringgit	HSBK	Buy	595,092,417	16,495,426,224	JPY	10/11/16	-	(6,107,967)
Malaysian Ringgit	HSBK	Sell	595,092,417	151,538,685		10/11/16	7,929,373	-
Mexican Peso	CITI	Buy	1,413,203,530	78,520,032		10/11/16	-	(3,031,179)
Euro	JPHQ	Sell	34,536,000	39,513,328		10/13/16	889,202	-
Japanese Yen	BZWS	Sell	19,705,372,000	165,863,154		10/13/16	-	(13,003,373)
Japanese Yen	DBAB	Sell	19,434,250,000	163,629,283		10/13/16	-	(12,776,257)

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Malaysian Ringgit	HSBK	Buy	848,970,202	190,224,110	EUR	10/13/16	-	(7,879,105)
Malaysian Ringgit	JPHQ	Buy	1,900,914,500	407,459,212	EUR	10/17/16	10,239,210	(7,356,857)
Mexican Peso	DBAB	Buy	3,204,884,515	160,690,141	EUR	10/17/16	-	(8,648,110)
Malaysian Ringgit	HSBK	Buy	456,494,923	108,844,760		10/18/16	1,292,610	-
Malaysian Ringgit	HSBK	Buy	456,494,923	12,562,922,870	JPY	10/18/16	-	(3,920,504)
Malaysian Ringgit	HSBK	Sell	456,494,923	116,900,108		10/18/16	6,762,738	-
Australian Dollar	BOFA	Sell	626,000,000	450,031,400		10/20/16	-	(228,120)
Australian Dollar	JPHQ	Sell	388,000,000	278,684,880		10/20/16	-	(389,711)
Malaysian Ringgit	JPHQ	Buy	1,232,791,836	274,827,081	EUR	10/20/16	-	(10,028,835)
Mexican Peso	DBAB	Buy	1,955,968,680	115,158,592		10/21/16	-	(10,782,415)
Mexican Peso	DBAB	Sell	1,955,968,680	107,370,515		10/21/16	2,994,338	-
Japanese Yen	BZWS	Sell	9,218,756,500	77,626,731		10/24/16	-	(6,090,550)
Mexican Peso	CITI	Buy	629,982,970	36,966,493		10/24/16	-	(3,358,947)
Mexican Peso	DBAB	Buy	1,798,400,870	105,371,141		10/24/16	-	(9,432,294)
Mexican Peso	DBAB	Sell	1,798,400,870	98,704,768		10/24/16	2,765,921	-
Euro	BZWS	Sell	280,805,419	312,613,653		10/27/16	-	(1,600,716)
Australian Dollar	JPHQ	Sell	248,603,352	190,305,866		10/28/16	11,538,820	-
Malaysian Ringgit	JPHQ	Buy	913,144,316	190,139,368	EUR	10/31/16	7,424,338	-
South Korean Won	HSBK	Sell	240,632,360,000	208,402,858		11/02/16	6,714,784	-
Euro	DBAB	Sell	11,263,065	12,544,802		11/04/16	-	(62,173)
Euro	DBAB	Sell	150,605,000	166,028,358		11/07/16	-	(2,566,310)
Japanese Yen	BOFA	Sell	6,474,170,000	53,982,006		11/07/16	-	(4,845,363)
Japanese Yen	BZWS	Sell	6,464,800,000	59,960,582		11/07/16	1,218,352	-
Japanese Yen	SCNY	Sell	12,949,800,000	119,962,760		11/07/16	2,294,755	-
Indonesian Rupiah	JPHQ	Buy	2,084,500,000,000	194,649,360	AUD	11/08/16	7,937,266	-
Euro	DBAB	Sell	70,759,000	77,799,521		11/09/16	-	(1,417,695)
Indonesian Rupiah	JPHQ	Buy	1,504,000,000,000	100,000,000		11/09/16	6,659,821	-
Indonesian Rupiah	JPHQ	Buy	2,379,490,000,000	222,174,603	AUD	11/09/16	9,044,420	-
Indonesian Rupiah	JPHQ	Sell	1,504,000,000,000	109,660,955		11/09/16	3,001,134	-
Japanese Yen	CITI	Sell	9,190,446,650	76,357,981		11/09/16	-	(7,157,702)
Mexican Peso	CITI	Buy	666,525,500	39,094,698		11/09/16	-	(3,595,045)
Indonesian Rupiah	JPHQ	Buy	2,379,490,000,000	222,153,861	AUD	11/10/16	9,028,335	-
Euro	CITI	Sell	58,869,509	63,629,109		11/14/16	-	(2,290,089)
Euro	DBAB	Sell	377,328,000	410,842,273		11/14/16	-	(11,671,175)
Euro	JPHQ	Sell	101,421,123	109,607,329		11/14/16	-	(3,959,086)
Indonesian Rupiah	JPHQ	Buy	7,560,000,000,000	500,000,000		11/14/16	35,565,033	-
Indonesian Rupiah	JPHQ	Buy	1,823,573,000,000	170,157,040	AUD	11/14/16	6,892,663	-
Indonesian Rupiah	JPHQ	Sell	7,560,000,000,000	550,240,335		11/14/16	14,675,303	-
Japanese Yen	CITI	Sell	24,889,202,000	204,529,559		11/14/16	-	(21,691,295)
Japanese Yen	GSCO	Sell	16,608,958,000	153,216,343		11/14/16	2,255,591	-
Japanese Yen	HSBK	Sell	6,367,072,000	52,281,250		11/14/16	-	(5,589,809)
Japanese Yen	JPHQ	Sell	9,028,069,000	74,072,817		11/14/16	-	(7,984,353)
Japanese Yen	SCNY	Sell	12,414,879,000	114,530,517		11/14/16	1,690,237	-
Mexican Peso	CITI	Buy	1,341,351,000	77,573,832		11/14/16	-	(6,168,434)
Indonesian Rupiah	JPHQ	Buy	1,393,097,000,000	129,940,957	AUD	11/15/16	5,282,319	-
Australian Dollar	JPHQ	Sell	897,312,000	656,293,997		11/16/16	11,431,143	-
Japanese Yen	CITI	Sell	12,414,890,000	102,327,550		11/16/16	-	(10,522,211)
Japanese Yen	MSCO	Sell	3,400,000,000	28,010,051		11/16/16	-	(2,895,514)
Japanese Yen	SCNY	Sell	9,153,053,700	84,545,553		11/16/16	1,345,466	-
South Korean Won	CITI	Sell	463,709,000,000	396,298,607		11/16/16	7,674,938	-

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Euro	DBAB	Sell	102,118,400	110,974,108		11/17/16	-	(3,386,297)
South Korean Won	HSBK	Sell	873,223,000,000	744,340,451		11/17/16	12,517,787	-
Euro	DBAB	Sell	69,738,000	75,683,165		11/18/16	-	(2,418,070)
Japanese Yen	DBAB	Sell	10,792,263,000	88,871,291		11/18/16	-	(9,237,154)
South Korean Won	HSBK	Sell	481,624,500,000	410,329,712		11/18/16	6,697,120	-
Euro	DBAB	Sell	133,816,000	144,394,155		11/21/16	-	(5,486,864)
Japanese Yen	CITI	Sell	28,364,280,000	246,292,234		11/21/16	1,735,661	(13,324,696)
Malaysian Ringgit	HSBK	Buy	632,620,000	16,958,581,078	JPY	11/21/16	-	(1,722,288)
Malaysian Ringgit	JPHQ	Buy	903,500,000	24,755,900,000	JPY	11/22/16	-	(7,348,186)
Euro	MSCO	Sell	158,886,676	171,440,591		11/25/16	-	(6,548,340)
Japanese Yen	HSBK	Sell	2,816,138,000	25,893,141		11/25/16	285,227	-
Malaysian Ringgit	HSBK	Buy	571,500,000	15,238,304,550	JPY	11/25/16	-	(852,871)
Mexican Peso	CITI	Buy	1,775,831,900	104,368,610		11/25/16	-	(9,938,683)
Euro	DBAB	Sell	277,024,466	299,203,045		11/28/16	-	(11,164,448)
Japanese Yen	BOFA	Sell	12,841,448,000	117,555,846		11/28/16	769,498	-
Japanese Yen	SCNY	Sell	11,809,161,000	108,343,412		11/28/16	945,181	-
Malaysian Ringgit	HSBK	Buy	148,382,600	3,955,197,556	JPY	11/30/16	-	(225,091)
Mexican Peso	HSBK	Buy	475,193,807	25,291,064		11/30/16	-	(34,860)
Euro	GSCO	Sell	203,544,000	218,229,700		12/02/16	-	(9,853,289)
South Korean Won	HSBK	Sell	331,089,764,000	279,400,645		12/02/16	1,946,601	-
Australian Dollar	JPHQ	Sell	292,898,937	208,450,022		12/12/16	-	(1,883,691)
Mexican Peso	CITI	Buy	3,320,321,225	189,931,115		12/13/16	-	(13,674,963)
Australian Dollar	JPHQ	Sell	145,591,540	104,226,071		12/14/16	-	(318,784)
Euro	MSCO	Sell	44,121,607	48,979,396		12/14/16	-	(487,591)
Malaysian Ringgit	HSBK	Buy	706,409,846	168,325,076		12/15/16	1,767,926	-
Malaysian Ringgit	HSBK	Buy	706,409,846	19,496,558,548	JPY	12/15/16	-	(7,368,879)
Malaysian Ringgit	HSBK	Sell	706,409,846	179,519,656		12/15/16	9,426,654	-
Mexican Peso	CITI	Buy	194,151,000	10,886,260		12/15/16	-	(581,880)
Euro	CITI	Sell	149,674,000	166,325,233		12/19/16	-	(1,518,907)
Mexican Peso	CITI	Buy	779,452,510	44,326,112		12/19/16	-	(2,973,018)
Japanese Yen	GSCO	Sell	6,380,360,000	54,460,378		1/10/17	-	(3,690,642)
Japanese Yen	JPHQ	Sell	19,563,250,000	166,366,899		1/10/17	-	(11,933,844)
Euro	BZWS	Sell	121,560,662	133,817,624		1/11/17	-	(2,638,577)
Euro	UBSW	Sell	23,478,000	25,832,843		1/11/17	-	(522,053)
Euro	CITI	Sell	29,000,000	31,967,425		1/13/17	-	(588,987)
Euro	SCNY	Sell	49,935,936	54,939,517		1/13/17	-	(1,120,307)
Japanese Yen	CITI	Sell	3,332,090,000	28,614,894		1/17/17	-	(1,764,640)
Japanese Yen	SCNY	Sell	3,331,470,000	28,523,104		1/17/17	-	(1,850,778)
Mexican Peso	CITI	Buy	1,230,945,000	59,758,132	EUR	1/17/17	-	(1,969,958)
Mexican Peso	MSCO	Buy	5,314,781,020	264,361,069	EUR	1/17/17	-	(15,631,962)
Euro	GSCO	Sell	290,369,000	321,163,559		1/19/17	-	(4,901,119)
Japanese Yen	JPHQ	Sell	19,676,275,000	169,954,912		1/19/17	-	(9,456,799)
Japanese Yen	DBAB	Sell	25,032,090,000	216,868,876		1/23/17	-	(11,423,836)
Japanese Yen	HSBK	Sell	10,034,848,500	87,106,170		1/23/17	-	(4,411,669)
Euro	BZWS	Sell	94,940,000	104,076,551		1/27/17	-	(2,572,274)
Euro	GSCO	Sell	53,052,700	58,219,502		1/27/17	-	(1,376,117)
Japanese Yen	GSCO	Sell	15,371,620,000	131,221,546		1/27/17	-	(8,995,761)
Japanese Yen	JPHQ	Sell	7,902,175,000	67,459,813		1/27/17	-	(4,622,486)
Japanese Yen	HSBK	Sell	17,605,035,074	150,341,888		1/31/17	-	(10,280,451)
Euro	BZWS	Sell	202,258,000	229,183,596		2/08/17	1,860,968	-

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Euro	GSCO	Sell	127,740,000	144,192,912		2/09/17	616,514	-
Japanese Yen	CITI	Sell	12,481,439,000	108,251,856		2/09/17	-	(5,675,934)
Euro	BOFA	Sell	28,000,000	31,846,080		2/13/17	369,256	-
Euro	BZWS	Sell	150,959,000	172,983,918		2/13/17	3,279,993	-
Euro	GSCO	Sell	171,944,000	195,775,438		2/13/17	2,480,757	-
Euro	GSCO	Sell	74,206,000	84,622,296		2/16/17	1,190,910	-
Euro	SCNY	Sell	140,680,000	160,295,012		2/16/17	2,125,492	-
Japanese Yen	CITI	Sell	56,324,900,000	506,960,963		2/16/17	-	(7,340,688)
Japanese Yen	GSCO	Sell	26,707,620,290	239,283,448		2/16/17	-	(4,583,354)
Japanese Yen	HSBK	Sell	10,857,850,000	96,372,875		2/16/17	-	(2,769,958)
Euro	BZWS	Sell	324,006,000	363,972,140		2/22/17	-	(411,302)
Japanese Yen	BZWS	Sell	9,408,100,000	85,087,275		2/27/17	-	(865,554)
Japanese Yen	HSBK	Sell	15,261,456,000	137,811,338		2/27/17	-	(1,618,017)
Euro	BOFA	Sell	143,335,694	159,830,766		2/28/17	-	(1,411,889)
Japanese Yen	BZWS	Sell	42,387,239,840	379,355,080		3/01/17	-	(7,936,478)
Japanese Yen	JPHQ	Sell	12,728,600,000	114,184,474		3/03/17	-	(2,128,505)
Japanese Yen	HSBK	Sell	9,813,450,000	87,386,020		3/06/17	-	(2,302,371)
Japanese Yen	JPHQ	Sell	8,250,436,116	74,952,180		3/24/17	-	(521,153)
Japanese Yen	JPHQ	Sell	2,117,676,000	18,908,497		3/31/17	-	(470,558)
Philippine Peso	HSBK	Buy	2,511,000,000	53,516,624		4/07/17	-	(694,105)
Philippine Peso	HSBK	Sell	2,511,000,000	53,539,446		4/07/17	716,927	-
Japanese Yen	CITI	Sell	6,890,100,000	64,756,579		4/13/17	1,662,389	-
Japanese Yen	BOFA	Sell	2,679,000,000	24,910,896		4/18/17	372,372	-
Mexican Peso	CITI	Buy	3,422,907,160	164,331,456	EUR	4/18/17	-	(5,702,598)
Malaysian Ringgit	DBAB	Buy	427,337,301	91,175,016	EUR	5/11/17	-	(615,800)
Japanese Yen	BOFA	Sell	42,218,712,250	393,757,809		5/18/17	6,453,285	-
Japanese Yen	CITI	Sell	42,148,693,500	392,912,382		5/18/17	6,250,194	-
Japanese Yen	BOFA	Sell	42,084,293,750	390,936,310		5/19/17	4,844,985	-
Japanese Yen	HSBK	Sell	42,232,203,900	392,310,301		5/19/17	4,862,013	-
Japanese Yen	BOFA	Sell	42,198,117,500	390,522,986		5/22/17	3,327,467	-
Japanese Yen	JPHQ	Sell	9,694,306,000	90,002,934		5/22/17	1,051,292	-
Malaysian Ringgit	HSBK	Buy	36,030,800	944,403,298	JPY	5/23/17	-	(44,304)
Mexican Peso	HSBK	Buy	531,511,160	27,810,337		5/26/17	-	(18,321)
Total Forward Exchange Contracts							$704,738,194	$(1,532,663,144)
Net unrealized appreciation (depreciation)								$(827,924,950)

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)

At May 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 0.926%	LCH	$3,657,620,000	10/17/17	$-	$(852,195)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.914%	LCH	2,081,160,000	1/22/25	-	(62,869,602)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.970%	LCH	2,601,430,000	1/23/25	-	(90,643,432)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.973%	LCH	1,535,390,000	1/27/25	-	(53,830,184)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.937%	LCH	383,800,000	1/29/25	-	(12,247,185)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.942%	LCH	325,000,000	1/30/25	-	(10,451,002)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.817%	LCH	514,670,000	2/03/25	-	(11,034,517)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.978%	LCH	39,700,000	3/27/25	-	(1,245,352)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.985%	LCH	39,700,000	3/27/25	-	(1,270,173)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.450%	LCH	893,410,000	7/22/25	-	(69,119,401)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.439%	LCH	101,430,000	7/23/25	-	(7,722,074)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.400%	CME	798,605,000	7/24/25	-	(58,025,060)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.890%	LCH	385,470,000	7/22/45	-	(68,148,110)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.861%	LCH	54,025,000	7/24/45	-	(9,178,673)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.574%	LCH	1,057,400,000	8/24/45	-	(107,215,900)
Net unrealized appreciation (depreciation)					$(563,852,860)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank USA, N.A.
JPHQ	-	JPMorgan Chase Bank & Co
LCH	-	LCH Clearnet LLC
MSCO	-	Morgan Stanley
SCNY	-	Standard Charted Bank
UBSW	-	UBS AG

Currency

AUD	-	Australian Dollar
BRL	-	Brazilian Real
COP	-	Colombian Peso

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)

EUR	-	Euro
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product
VRI	-	Value Recovery Instruments

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited)

Templeton Global Total Return Fund	Shares/Warrants			Value
Common Stocks and Other Equity Interests 0.1%
South Africa 0.1%
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49	22,026			$245
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49	394,125,656			4,386,224
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49	31,916,299			355,197
				4,741,666
United Kingdom 0.0%†
[a,d] CEVA Holdings LLC	920			321,843

Total Common Stocks and Other Equity Interests (Cost $5,828,983)				5,063,509
Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[a,d] CEVA Holdings LLC, cvt. pfd., A-1	37			19,425
[a,d] CEVA Holdings LLC, cvt. pfd., A-2	1,991			696,703
Total Convertible Preferred Stocks (Cost $2,895,379)				716,128
	Principal Amount*
Convertible Bonds (Cost $53,860,000) 0.8%
Canada 0.8%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	53,860,000			48,844,287

Foreign Government and Agency Securities 80.1%
Bosnia & Herzegovina 0.0%†
[e,f] Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.813%, 12/11/21	175,000		DEM	82,650

Brazil 14.4%
Letra Tesouro Nacional, Strip,
7/01/16	2,070	[g]	BRL	566,082
10/01/16	46,650	[g]	BRL	12,334,765
1/01/19	185,100	[g]	BRL	37,558,261
7/01/19	754,690	[g]	BRL	144,180,604
Nota Do Tesouro Nacional,
10.00%, 1/01/17	57,615	[g]	BRL	15,623,763
10.00%, 1/01/21	665,390	[g]	BRL	167,551,688
10.00%, 1/01/23	357,560	[g]	BRL	87,030,612
10.00%, 1/01/25	566,760	[g]	BRL	133,915,645
10.00%, 1/01/27	126,990	[g]	BRL	29,491,745
[h] Index Linked, 6.00%, 5/15/17	5,321	[g]	BRL	4,227,990
[h] Index Linked, 6.00%, 5/15/19	73,710	[g]	BRL	58,451,664
[h] Index Linked, 6.00%, 8/15/20	4,190	[g]	BRL	3,313,854
[h] Index Linked, 6.00%, 8/15/22	62,989	[g]	BRL	49,601,965
[h] Index Linked, 6.00%, 5/15/23	143,373	[g]	BRL	113,141,286
[h] Index Linked, 6.00%, 8/15/24	4,390	[g]	BRL	3,475,606
[h] Index Linked, 6.00%, 8/15/50	400	[g]	BRL	308,229
				860,773,759
Colombia 2.6%
Government of Colombia, senior bond,
7.75%, 4/14/21	12,635,000,000		COP	4,101,320
4.375%, 3/21/23	1,916,000,000		COP	511,166
9.85%, 6/28/27	3,053,000,000		COP	1,115,691
Titulos De Tesoreria B,
5.00%, 11/21/18	6,334,000,000		COP	1,948,437
7.75%, 9/18/30	170,760,000,000		COP	52,874,366
senior bond, 11.25%, 10/24/18	27,187,000,000		COP	9,528,459
senior bond, 7.00%, 5/04/22	25,552,000,000		COP	7,952,020
senior bond, 10.00%, 7/24/24	54,675,000,000		COP	19,839,999
senior bond, 7.50%, 8/26/26	115,196,000,000		COP	35,885,293
senior bond, 6.00%, 4/28/28	41,682,000,000		COP	11,314,633
senior note, 7.00%, 9/11/19	18,368,000,000		COP	5,874,318

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)

senior note, B, 11.00%, 7/24/20	19,102,000,000	COP	6,925,451
			157,871,153
Croatia 0.1%
[i] Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000		4,449,405

Ecuador 0.8%
[i] Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	55,120,000		49,291,060

Ghana 2.2%
Ghana Treasury Note,
24.25%, 10/09/17	4,890,000	GHS	1,286,236
23.95%, 11/06/17	7,490,000	GHS	1,965,808
23.30%, 12/11/17	13,470,000	GHS	3,510,349
Government of Ghana,
23.00%, 2/13/17	25,490,000	GHS	6,615,536
25.48%, 4/24/17	1,320,000	GHS	348,712
24.44%, 5/29/17	34,140,000	GHS	8,971,698
26.00%, 6/05/17	3,110,000	GHS	829,101
25.40%, 7/31/17	11,600,000	GHS	3,079,747
23.00%, 8/21/17	85,849,000	GHS	22,270,260
23.23%, 2/19/18	19,460,000	GHS	5,065,030
22.49%, 4/23/18	5,950,000	GHS	1,511,899
23.47%, 5/21/18	47,670,000	GHS	12,460,888
19.04%, 9/24/18	43,190,000	GHS	10,412,844
24.50%, 10/22/18	71,467,000	GHS	18,719,760
24.50%, 4/22/19	23,280,000	GHS	6,101,242
24.50%, 5/27/19	10,980,000	GHS	2,863,103
21.00%, 3/23/20	460,000	GHS	111,375
senior note, 24.00%, 11/23/20	94,380,000	GHS	24,689,783
			130,813,371
India 4.8%
Government of India,
senior bond, 7.80%, 5/03/20	1,786,600,000	INR	26,936,543
senior bond, 8.35%, 5/14/22	527,100,000	INR	8,118,896
senior bond, 9.15%, 11/14/24	2,349,000,000	INR	38,076,560
senior bond, 8.33%, 7/09/26	3,078,000,000	INR	47,586,051
senior bond, 8.15%, 11/24/26	2,106,000,000	INR	32,173,356
senior bond, 8.28%, 9/21/27	2,306,800,000	INR	35,569,779
senior bond, 8.60%, 6/02/28	1,852,900,000	INR	29,251,849
senior note, 7.28%, 6/03/19	69,400,000	INR	1,033,670
senior note, 8.12%, 12/10/20	1,341,500,000	INR	20,488,705
senior note, 7.16%, 5/20/23	2,481,400,000	INR	35,993,957
senior note, 8.83%, 11/25/23	665,900,000	INR	10,528,301
			285,757,667
Indonesia 7.2%
Government of Indonesia,
7.875%, 4/15/19	80,882,000,000	IDR	5,995,095
6.125%, 5/15/28	18,838,000,000	IDR	1,183,919
FR31, 11.00%, 11/15/20	35,872,000,000	IDR	2,974,015
FR34, 12.80%, 6/15/21	34,970,000,000	IDR	3,123,237
FR35, 12.90%, 6/15/22	95,624,000,000	IDR	8,732,862
FR36, 11.50%, 9/15/19	33,165,000,000	IDR	2,711,348
FR39, 11.75%, 8/15/23	20,613,000,000	IDR	1,824,009
FR40, 11.00%, 9/15/25	110,250,000,000	IDR	9,725,572
FR42, 10.25%, 7/15/27	21,121,000,000	IDR	1,809,045
FR43, 10.25%, 7/15/22	3,593,000,000	IDR	294,857
FR44, 10.00%, 9/15/24	15,790,000,000	IDR	1,306,201
FR46, 9.50%, 7/15/23	651,100,000,000	IDR	52,073,676
FR47, 10.00%, 2/15/28	33,169,000,000	IDR	2,798,482
FR48, 9.00%, 9/15/18	23,719,000,000	IDR	1,797,158
FR52, 10.50%, 8/15/30	24,050,000,000	IDR	2,121,542
FR61, 7.00%, 5/15/22	79,931,000,000	IDR	5,694,940
senior bond, 5.625%, 5/15/23	86,004,000,000	IDR	5,595,609
senior bond, 7.00%, 5/15/27	12,559,000,000	IDR	861,937

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)
senior bond, 9.00%, 3/15/29	543,676,000,000		IDR	42,984,656
senior bond, FR53, 8.25%, 7/15/21	2,041,313,000,000		IDR	154,144,444
senior bond, FR56, 8.375%, 9/15/26	554,752,000,000		IDR	42,235,877
senior bond, FR70, 8.375%, 3/15/24	1,022,875,000,000		IDR	77,501,909
senior note, 8.50%, 10/15/16	3,130,000,000		IDR	230,779
senior note, 5.25%, 5/15/18	28,467,000,000		IDR	2,015,196
				429,736,365
Kenya 0.3%
[i] Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,534,000			17,954,969

Malaysia 3.5%
Government of Malaysia,
3.314%, 10/31/17	250,060,000		MYR	60,828,845
senior bond, 3.814%, 2/15/17	100,360,000		MYR	24,483,803
senior bond, 4.24%, 2/07/18	21,130,000		MYR	5,217,699
senior bond, 3.26%, 3/01/18	32,360,000		MYR	7,865,287
senior note, 3.394%, 3/15/17	154,754,000		MYR	37,652,119
senior note, 4.012%, 9/15/17	290,305,000		MYR	71,229,373
				207,277,126
Mexico 13.3%
Government of Mexico,
7.25%, 12/15/16	54,283,250	[j]	MXN	298,620,216
7.75%, 12/14/17	54,543,360	[j]	MXN	308,470,659
senior note, 8.50%, 12/13/18	29,530,300	[j]	MXN	173,328,700
[k] Mexican Udibonos, Index Linked,
5.00%, 6/16/16	846,180	[l]	MXN	4,575,132
3.50%, 12/14/17	854,313	[l]	MXN	4,775,626
4.00%, 6/13/19	587,869	[l]	MXN	3,348,792
2.50%, 12/10/20	463,485	[l]	MXN	2,502,208
				795,621,333
Philippines 2.4%
Government of the Philippines,
senior bond, 9.125%, 9/04/16	299,080,000		PHP	6,492,045
senior note, 2.875%, 5/22/17	76,070,000		PHP	1,631,115
senior note, 5.875%, 1/31/18	15,900,000		PHP	355,101
senior note, 5.00%, 8/18/18	441,600,000		PHP	9,874,129
senior note, 3.875%, 11/22/19	4,865,840,000		PHP	107,436,592
senior note, 5-72, 2.125%, 5/23/18	820,190,000		PHP	17,446,584
				143,235,566
Poland 0.3%
Government of Poland,
4.75%, 4/25/17	9,170,000		PLN	2,394,171
[f] FRN, 1.75%, 1/25/21	55,199,000		PLN	13,792,225
				16,186,396
Portugal 3.1%
Government of Portugal,
[i] 144A, 5.125%, 10/15/24	179,860,000			180,047,055
[e] senior bond, Reg S, 4.95%, 10/25/23	1,419,700		EUR	1,826,857
[e] senior bond, Reg S, 5.65%, 2/15/24	3,549,500		EUR	4,726,559
				186,600,471
Serbia 2.9%
Serbia Treasury Bond, 8.00%, 10/22/20	1,033,750,000		RSD	10,018,079
Serbia Treasury Note,
10.00%, 6/27/16	680,370,000		RSD	6,180,330
10.00%, 8/15/16	280,100,000		RSD	2,567,731
10.00%, 10/17/16	156,810,000		RSD	1,453,380
10.00%, 12/19/16	439,100,000		RSD	4,110,853
8.00%, 1/12/17	49,570,000		RSD	460,385
8.00%, 3/23/17	570,360,000		RSD	5,333,162
8.00%, 4/06/17	827,050,000		RSD	7,741,906
10.00%, 5/08/17	149,560,000		RSD	1,428,132
10.00%, 7/10/17	3,418,090,000		RSD	32,873,129

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)
10.00%, 11/08/17	848,160,000	RSD	8,256,625
10.00%, 3/02/18	1,570,870,000	RSD	15,412,698
10.00%, 4/27/18	3,047,410,000	RSD	30,043,221
10.00%, 11/21/18	140,010,000	RSD	1,398,714
10.00%, 8/21/19	2,432,950,000	RSD	24,713,187
10.00%, 3/20/21	470,580,000	RSD	4,905,281
10.00%, 6/05/21	116,150,000	RSD	1,216,043
10.00%, 9/11/21	1,505,120,000	RSD	15,828,109
			173,940,965
South Korea 12.1%
Korea Monetary Stabilization Bond, senior note,
2.79%, 6/02/16	140,314,170,000	KRW	117,872,771
1.62%, 6/09/16	10,349,900,000	KRW	8,694,230
2.46%, 8/02/16	43,062,100,000	KRW	36,232,111
1.56%, 8/09/16	21,371,000,000	KRW	17,954,085
2.22%, 10/02/16	23,710,100,000	KRW	19,965,801
1.61%, 11/09/16	92,943,300,000	KRW	78,119,076
2.07%, 12/02/16	93,144,700,000	KRW	78,479,188
1.96%, 2/02/17	39,466,600,000	KRW	33,264,136
1.70%, 8/02/17	16,047,900,000	KRW	13,517,202
1.56%, 10/02/17	117,730,100,000	KRW	99,019,491
1.49%, 2/02/18	26,727,300,000	KRW	22,459,265
Korea Treasury Bond, senior note,
3.00%, 12/10/16	84,987,540,000	KRW	71,958,525
2.00%, 12/10/17	92,761,600,000	KRW	78,542,267
2.75%, 9/10/19	1,362,000,000	KRW	1,189,076
2.00%, 3/10/21	49,528,900,000	KRW	42,438,328
			719,705,552
Sri Lanka 0.8%
Government of Sri Lanka,
8.25%, 3/01/17	10,170,000	LKR	67,651
8.00%, 6/15/17	29,570,000	LKR	194,830
10.60%, 7/01/19	441,620,000	LKR	2,897,505
10.60%, 9/15/19	805,410,000	LKR	5,287,163
8.00%, 11/01/19	29,570,000	LKR	178,623
9.25%, 5/01/20	35,270,000	LKR	219,659
11.20%, 7/01/22	89,990,000	LKR	585,838
A, 6.40%, 8/01/16	86,300,000	LKR	579,773
A, 5.80%, 1/15/17	394,700,000	LKR	2,597,606
A, 7.50%, 8/15/18	95,560,000	LKR	594,777
A, 8.00%, 11/15/18	542,330,000	LKR	3,380,511
A, 9.00%, 5/01/21	162,810,000	LKR	978,477
A, 11.00%, 8/01/21	83,950,000	LKR	544,629
B, 8.00%, 6/01/16	1,537,000,000	LKR	10,384,824
B, 6.40%, 10/01/16	885,200,000	LKR	5,914,033
B, 5.80%, 7/15/17	973,900,000	LKR	6,251,056
B, 8.50%, 7/15/18	124,950,000	LKR	800,849
C, 8.50%, 4/01/18	510,340,000	LKR	3,287,021
D, 8.50%, 6/01/18	119,600,000	LKR	765,755
			45,510,580
Ukraine 4.5%
[i] Government of Ukraine, 144A,
7.75%, 9/01/19	8,163,000		7,916,477
7.75%, 9/01/20	32,060,000		30,690,236
7.75%, 9/01/21	31,979,000		30,240,941
7.75%, 9/01/22	31,979,000		30,021,086
7.75%, 9/01/23	31,979,000		29,881,178
7.75%, 9/01/24	31,979,000		29,673,794
7.75%, 9/01/25	31,979,000		29,500,628
7.75%, 9/01/26	31,979,000		29,479,841
7.75%, 9/01/27	31,979,000		29,343,930

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)

[a,m] VRI, GDP Linked Securities, 5/31/40	60,577,000		18,778,870
			265,526,981
Uruguay 4.8%
[k] Government of Uruguay,
Index Linked, 4.25%, 4/05/27	267,378,721	UYU	8,177,622
senior bond, Index Linked, 5.00%, 9/14/18	189,838,605	UYU	6,158,075
senior bond, Index Linked, 4.375%, 12/15/28	4,044,444,753	UYU	123,132,440
senior bond, Index Linked, 4.00%, 7/10/30	139,690,536	UYU	4,100,507
senior bond, Index Linked, 3.70%, 6/26/37	29,771,169	UYU	788,549
Uruguay Notas del Tesoro,
11.00%, 3/21/17	765,015,000	UYU	24,098,227
7, 13.25%, 4/08/18	304,900,000	UYU	9,651,867
[k] 10, Index Linked, 4.25%, 1/05/17	305,569,171	UYU	9,872,464
[k] 13, Index Linked, 4.00%, 5/25/25	654,721,964	UYU	19,184,629
[k] 14, Index Linked, 4.00%, 6/10/20	620,834,948	UYU	19,256,376
[k] 16, Index Linked, 3.25%, 1/27/19	1,076,644	UYU	33,244
[k] 17, Index Linked, 2.75%, 6/16/16	378,760,493	UYU	12,286,187
[k] 18, Index Linked, 2.25%, 8/23/17	190,521,625	UYU	5,963,079
[k] 19, Index Linked, 2.50%, 9/27/22	202,276,120	UYU	5,608,326
senior note, 13.90%, 7/29/20	420,202,000	UYU	13,165,420
Uruguay Treasury Bill, Strip,
2/10/17	86,270,000	UYU	2,537,682
4/03/17	581,589,000	UYU	16,772,611
5/19/17	272,740,000	UYU	7,733,242
			288,520,547
Total Foreign Government and Agency Securities (Cost $5,282,455,120)			4,778,855,916
Quasi-Sovereign and Corporate Bonds 4.4%
Australia 0.1%
[i] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	2,200,000		1,732,500
[i] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	4,500,000		4,799,250
			6,531,750
Bermuda 0.1%
[i] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	6,100,000		5,423,937

Canada 0.2%
[n] CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	9,450,000		4,228,875
[i] First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	4,890,000		3,936,450
7.00%, 2/15/21	4,000,000		3,177,500
			11,342,825
Germany 0.0%†
[i] Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, senior secured bond,	1,701,000		2,039,309
first lien, 144A, 5.75%, 1/15/23		EUR

Italy 0.1%
[i] Wind Acquisition Finance SA, secured note, second lien, 144A, 7.375%, 4/23/21	7,000,000		6,663,160

Luxembourg 0.2%
[i] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,	3,200,000		3,272,000
7.25%, 5/15/24
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	2,000,000		1,355,000
senior bond, 5.50%, 8/01/23	6,500,000		4,208,750
senior note, 7.50%, 4/01/21	2,000,000		1,370,000
			10,205,750
Mexico 0.1%
[i] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	8,700,000		8,531,220

Netherlands 0.1%
[i] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	9,000,000		6,412,500

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)

Russia 0.2%
LUKOIL International Finance BV,
[i] 144A, 6.656%, 6/07/22	430,000		477,739
[e] Reg S, 6.656%, 6/07/22	2,400,000		2,669,256
[i] senior note, 144A, 6.125%, 11/09/20	6,180,000		6,683,083
TNK-BP Finance SA,
[i] senior bond, 144A, 7.25%, 2/02/20	590,000		652,971
[e] senior note, Reg S, 7.875%, 3/13/18	420,000		453,906
			10,936,955
South Africa 0.3%
[c] Edcon Ltd.,
[i,n] secured note, 144A, 9.50%, 3/01/18	2,000,000	EUR	689,998
[i,n] senior secured note, 144A, 9.50%, 3/01/18	13,350,000		4,138,500
[i,n] senior secured note, 144A, 9.50%, 3/01/18	7,916,000	EUR	2,731,012
[i,o] senior secured note, 144A, PIK, 8.00%, 6/30/19	2,908,684	EUR	2,428,328
[i,o] senior secured note, 144A, PIK, 8.00%, 6/30/19	5,817,370	EUR	4,856,658
[i,o] senior secured note, 144A, PIK, 12.75%, 6/30/19	8,925,328	EUR	2,972,057
[e,n] senior secured note, first lien, Reg S, 9.50%, 3/01/18	100,000	EUR	34,500
			17,851,053
Sweden 0.1%
[i] Stena International SA, senior secured bond, first lien, 144A, 5.75%, 3/01/24	6,700,000		5,728,500

Ukraine 0.1%
[i] Ukreximbank, (BIZ Finance PLC), loan participation, senior note, 144A, 9.75%, 1/22/25	6,430,000		5,899,525

United Kingdom 0.0%†
HSBC Holdings PLC, sub. bond, 6.50%, 9/15/37	300,000		360,531

United States 2.8%
[i] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	3,600,000		3,681,000
[p] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,	4,000,000		4,057,480
Perpetual
[i] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	7,500,000		5,550,000
California Resources Corp.,
[i] secured note, second lien, 144A, 8.00%, 12/15/22	3,141,000		2,289,004
senior bond, 6.00%, 11/15/24	690,000		375,188
senior note, 5.50%, 9/15/21	483,000		263,235
Calpine Corp., senior bond, 5.75%, 1/15/25	5,000,000		4,856,250
[i] Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 144A,	3,200,000		3,488,000
11.50%, 1/15/21
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	6,200,000		6,386,000
[n] Chaparral Energy Inc., senior bond, 8.25%, 9/01/21	11,400,000		5,443,500
[i] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	4,769,000		3,845,006
CIT Group Inc., senior bond, 5.00%, 8/01/23	6,200,000		6,339,500
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	1,500,000		1,140,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	2,000,000		2,017,500
senior sub. note, 7.625%, 3/15/20	4,500,000		4,342,500
[i,q] Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior secured bond, first lien,
144A,
5.45%, 6/15/23	1,400,000		1,424,863
6.02%, 6/15/26	1,100,000		1,111,981
DISH DBS Corp., senior note, 5.875%, 7/15/22	8,050,000		7,832,730
[n] Energy XXI Gulf Coast Inc., senior note,
9.25%, 12/15/17	4,000,000		260,000
7.75%, 6/15/19	1,000,000		65,000
[d] Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	17,009		13,085
[i] First Data Corp., second lien, 144A, 5.75%, 1/15/24	6,200,000		6,223,250
Halcon Resources Corp.,
senior note, 8.875%, 5/15/21	5,000,000		1,012,500
[i] senior secured note, third lien, 144A, 13.00%, 2/15/22	3,900,000		2,154,750
HCA Inc., senior secured bond, first lien, 5.875%, 3/15/22	8,000,000		8,660,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	6,500,000		4,875,000

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)
senior secured note, first lien, 9.00%, 9/15/22	1,500,000			1,111,875
[i] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	1,700,000			1,678,750
senior note, 144A, 8.25%, 2/01/20	5,500,000			5,754,375
[p] JPMorgan Chase & Co., junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter,	5,000,000			5,173,435
Perpetual
[i,n] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,	4,250,000			1,190,000
12/15/20
[n] Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/16	6,000,000			90,000
[i,q] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	1,200,000			1,236,000
Navient Corp., senior note, 5.50%, 1/15/19	6,200,000			6,223,250
[n] Penn Virginia Corp., senior note, 8.50%, 5/01/20	8,000,000			2,480,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	1,500,000			1,530,799
5.00%, 10/01/22	2,400,000			2,353,718
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	8,600,000			8,825,750
[i] Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	6,200,000			6,510,000
Sprint Communications Inc., senior note,
6.00%, 11/15/22	4,000,000			3,020,000
[i] 144A, 9.00%, 11/15/18	4,000,000			4,270,000
T-Mobile USA Inc., senior bond, 6.375%, 3/01/25	7,500,000			7,884,375
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	4,000,000			3,880,000
8.125%, 4/01/22	3,000,000			3,033,750
[i,n] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings	6,200,000			1,937,500
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20
[i] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	8,000,000			7,160,000
[n] Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/16	451,000			78,925
W&T Offshore Inc., senior note, 8.50%, 6/15/19	10,000,000			2,350,000
[i] Western Digital Corp.,
senior note, 144A, 10.50%, 4/01/24	500,000			518,750
senior secured note, 144A, 7.375%, 4/01/23	300,000			313,500
				166,312,074
Total Quasi-Sovereign and Corporate Bonds (Cost $355,671,290)				264,239,089
[f] Senior Floating Rate Interests 0.0%†
United States 0.0%†
AdvancePierre Foods Inc., Second Lien Term Loans, 9.50%, 10/10/17	191,948			192,667
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 11.00%,	56,404			44,137
1/29/18
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	135,219			128,543
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	201,821			202,956
Total Senior Floating Rate Interests (Cost $580,834)				568,303
	Shares
Escrows and Litigation Trusts 0.0%†
United States 0.0%†

[a,d] NewPage Corp., Litigation Trust	2,500,000			—
Total Investments before Short Term Investments (Cost $5,701,291,606)				5,098,287,232

	Principal Amount*
Short Term Investments 10.5%
Foreign Government and Agency Securities 3.0%
Malaysia 0.7%
[r] Bank of Negara Monetary Note, 6/07/16 - 10/18/16	162,590,000		MYR	39,274,082
[r] Malaysia Treasury Bill, 1/20/17	4,430,000		MYR	1,058,680
				40,332,762
Mexico 0.0%†
[r] Mexico Treasury Bill, 2/02/17	733,880	[s]	MXN	385,936
Philippines 1.7%
[r] Philippine Treasury Bill, 6/08/16 - 5/03/17	4,667,260,000		PHP	99,015,815

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)
South Korea 0.6%
Korea Monetary Stabilization Bond, senior note,
1.52%, 9/09/16	14,251,900,000	KRW	11,972,639
1.53%, 10/08/16	13,363,200,000	KRW	11,226,718
1.57%, 7/09/16 - 1/09/17	18,123,500,000	KRW	15,227,931
			38,427,288
Total Foreign Government and Agency Securities (Cost $177,689,277)			178,161,801
Total Investments before Money Market Funds (Cost $5,878,980,883)			5,276,449,033
	Shares
Money Market Funds (Cost $446,667,315) 7.5%
United States 7.5%
[a,t] Institutional Fiduciary Trust Money Market Portfolio	446,667,315		446,667,315
Total Investments (Cost $6,325,648,198) 95.9%			5,723,116,348
Other Assets, less Liabilities 4.1%			246,609,081
Net Assets 100.0%			$5,969,725,429

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding restricted securities.
c At May 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
d Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2016, the aggregate value of these securities was $1,051,056, representing 0.02% of net assets.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2016, the aggregate value of these securities was $9,793,728, representing 0.16% of net assets.
f The coupon rate shown represents the rate at period end.
g Principal amount is stated in 1,000 Brazilian Real Units.
h Redemption price at maturity is adjusted for inflation.
i Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2016, the aggregate value of these securities was $660,852,396, representing 11.07% of net assets.
j Principal amount is stated in 100 Mexican Peso Units.
k Principal amount of security is adjusted for inflation.
l Principal amount is stated in 100 Unidad de Inversion Units.
m The principal represents the notional amount. See Note 3 regarding value recovery instruments.
n Defaulted security or security for which income has been deemed uncollectible.
o Income may be received in additional securities and/or cash.
p Perpetual security with no stated maturity date.
q Security purchased on a when-issued basis.
r The security is traded on a discount basis with no stated coupon rate.
s Principal amount is stated in 10 Mexican Peso Units.
t See Note 7 regarding investments in affiliated management investment companies.

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)

At May 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	CITI	Buy	603,678,000	861,720	6/02/16	$9,432	$-
Chilean Peso	CITI	Sell	603,678,000	875,530	6/02/16	4,378	-
Chilean Peso	DBAB	Buy	1,480,948,000	2,108,862	6/02/16	28,257	-
Chilean Peso	DBAB	Sell	1,480,948,000	2,149,417	6/02/16	12,299	-
South Korean Won	HSBK	Buy	22,263,000,000	18,844,591	6/02/16	-	(144,495)
South Korean Won	HSBK	Sell	22,263,000,000	17,977,475	6/02/16	-	(722,620)
Chilean Peso	DBAB	Buy	207,334,000	296,615	6/03/16	2,555	-
Chilean Peso	DBAB	Sell	207,334,000	300,702	6/03/16	1,532	-
Euro	CITI	Buy	8,173,000	8,910,000	6/03/16	186,781	-
Euro	CITI	Sell	8,173,000	8,708,536	6/03/16	-	(388,246)
Japanese Yen	DBAB	Buy	6,912,259,000	60,965,417	6/03/16	1,480,429	-
Japanese Yen	DBAB	Sell	6,912,259,000	56,062,768	6/03/16	-	(6,383,078)
Japanese Yen	JPHQ	Sell	2,962,582,246	24,085,643	6/03/16	-	(2,678,539)
Chilean Peso	DBAB	Buy	263,440,000	397,837	6/06/16	-	(17,817)
Chilean Peso	MSCO	Buy	13,962,439,975	20,412,149	6/06/16	60,775	(331,642)
Euro	BZWS	Sell	6,376,007	7,251,643	6/06/16	155,902	(1,754)
Euro	DBAB	Sell	15,501,000	16,926,046	6/06/16	57,138	(386,137)
Mexican Peso	CITI	Buy	162,809,640	10,237,990	6/06/16	-	(1,424,540)
Mexican Peso	CITI	Sell	162,809,640	8,997,642	6/06/16	184,192	-
Euro	GSCO	Sell	7,506,700	8,547,954	6/08/16	191,177	-
Japanese Yen	CITI	Sell	2,026,500,000	16,449,438	6/08/16	-	(1,861,678)
Mexican Peso	CITI	Buy	162,627,000	10,180,413	6/08/16	-	(1,378,955)
Mexican Peso	CITI	Sell	162,627,000	8,986,158	6/08/16	184,701	-
Euro	BZWS	Sell	16,578,560	18,513,504	6/09/16	179,697	(122,862)
Euro	DBAB	Sell	1,290,935	1,418,331	6/09/16	-	(18,848)
Euro	SCNY	Sell	3,227,500	3,508,922	6/09/16	-	(84,207)
Japanese Yen	HSBK	Sell	3,034,900,000	24,721,215	6/09/16	-	(2,702,704)
Chilean Peso	JPHQ	Buy	736,196,000	1,072,891	6/10/16	-	(11,302)
Chilean Peso	MSCO	Buy	352,743,000	511,185	6/10/16	-	(2,532)
Ghanaian Cedi	BZWS	Buy	3,180,000	609,779	6/10/16	212,965	-
Japanese Yen	BZWS	Sell	3,257,620,000	26,233,894	6/10/16	-	(3,203,713)
Japanese Yen	CITI	Sell	4,387,300,000	35,360,064	6/10/16	-	(4,285,938)
Japanese Yen	HSBK	Sell	3,469,350,000	27,986,528	6/10/16	-	(3,364,384)
Chilean Peso	DBAB	Buy	350,571,250	508,332	6/13/16	-	(2,953)
Chilean Peso	MSCO	Buy	706,944,000	1,043,645	6/13/16	-	(24,523)
Euro	GSCO	Sell	8,776,716	9,996,241	6/13/16	223,747	-
Japanese Yen	DBAB	Sell	1,148,800,000	9,328,764	6/13/16	-	(1,053,625)
Japanese Yen	JPHQ	Sell	3,214,350,000	26,076,428	6/13/16	-	(2,973,566)
Mexican Peso	CITI	Buy	347,330,900	20,972,505	6/13/16	-	(2,186,011)
Mexican Peso	CITI	Sell	347,330,900	19,185,843	6/13/16	399,349	-
Australian Dollar	CITI	Sell	66,777,000	47,789,628	6/14/16	-	(446,320)
Australian Dollar	JPHQ	Sell	99,072,000	71,684,041	6/14/16	120,003	-
Chilean Peso	DBAB	Buy	391,208,750	571,901	6/14/16	-	(7,992)
Chilean Peso	JPHQ	Buy	206,400,000	301,688	6/14/16	-	(4,173)

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Euro	DBAB	Sell	4,002,875	4,399,960		6/14/16	-	(57,239)
Chilean Peso	CITI	Buy	25,880,400,000	37,780,503		6/15/16	-	(478,648)
Euro	BOFA	Sell	55,504,000	61,168,738		6/15/16	-	(637,320)
Euro	DBAB	Sell	95,314,820	106,877,878		6/15/16	740,784	-
British Pound	DBAB	Buy	800,000	1,151,280		6/16/16	7,426	-
British Pound	DBAB	Sell	800,000	1,214,560		6/16/16	55,854	-
Euro	BZWS	Sell	1,054,943	1,176,388		6/16/16	1,619	-
Euro	GSCO	Sell	7,665,000	8,736,375		6/16/16	200,744	-
Japanese Yen	CITI	Sell	38,352,000	312,692		6/16/16	-	(33,958)
Japanese Yen	HSBK	Sell	7,441,570,000	62,064,804		6/16/16	-	(5,196,962)
Japanese Yen	JPHQ	Sell	1,355,500,000	11,046,595		6/16/16	-	(1,205,299)
South Korean Won	CITI	Sell	34,184,000,000	28,100,288		6/16/16	-	(603,106)
Australian Dollar	CITI	Sell	9,226,100	6,623,879		6/17/16	-	(39,734)
Euro	DBAB	Sell	552,375	606,574		6/17/16	-	(8,566)
Japanese Yen	DBAB	Sell	7,430,160,000	61,423,033		6/17/16	-	(5,738,221)
Australian Dollar	CITI	Sell	18,598,300	14,148,843		6/20/16	717,713	-
Australian Dollar	JPHQ	Sell	46,580,000	35,341,643		6/20/16	1,702,976	-
Chilean Peso	DBAB	Buy	1,594,569,000	2,297,212		6/20/16	663	(673)
Chilean Peso	JPHQ	Buy	110,826,000	159,210		6/20/16	451	-
Euro	BZWS	Sell	14,152,000	16,019,446		6/20/16	257,561	-
Euro	DBAB	Sell	2,334,000	2,591,674		6/20/16	-	(7,835)
Japanese Yen	CITI	Sell	5,005,980,000	41,314,032		6/20/16	-	(3,940,341)
South Korean Won	DBAB	Sell	28,685,000,000	24,014,232		6/20/16	-	(69,425)
Japanese Yen	DBAB	Sell	7,443,020,000	60,908,511		6/22/16	-	(6,382,108)
Mexican Peso	CITI	Buy	127,922,000	8,170,275		6/22/16	-	(1,258,644)
Mexican Peso	CITI	Sell	127,922,000	7,062,168		6/22/16	150,537	-
Chilean Peso	BZWS	Buy	329,100,000	482,127		6/23/16	-	(8,145)
Chilean Peso	DBAB	Buy	2,336,230,000	3,371,524		6/23/16	-	(6,798)
Euro	BZWS	Buy	7,073,348	7,947,472		6/23/16	-	(68,574)
Euro	BZWS	Sell	7,073,348	7,939,920		6/23/16	61,022	-
Indonesian Rupiah	JPHQ	Buy	734,230,000,000	66,748,182	AUD	6/23/16	5,351,287	-
Indonesian Rupiah	JPHQ	Buy	321,600,000,000	29,297,622	AUD	6/24/16	2,296,712	-
Chilean Peso	DBAB	Buy	42,530,000	61,067		6/28/16	158	-
Chilean Peso	DBAB	Buy	103,613,000	149,105		6/30/16	25	-
Euro	BOFA	Sell	12,238,500	13,750,077		6/30/16	114,118	-
Euro	DBAB	Sell	369,873	415,034		6/30/16	2,927	-
Japanese Yen	BZWS	Sell	260,566,000	2,125,118		6/30/16	-	(231,334)
Euro	BZWS	Sell	1,763,676	2,014,510		7/01/16	49,387	-
Euro	DBAB	Sell	2,420,000	2,715,966		7/01/16	19,554	-
Japanese Yen	MSCO	Sell	1,074,900,000	8,825,703		7/01/16	-	(895,516)
Philippine Peso	JPHQ	Buy	17,244,000	376,753		7/01/16	-	(8,581)
Philippine Peso	DBAB	Buy	73,175,950	1,598,252		7/05/16	-	(36,248)
Euro	BZWS	Sell	6,275,000	6,877,400		7/06/16	-	(115,414)
Chilean Peso	DBAB	Buy	615,855,800	905,111		7/07/16	-	(19,294)
Euro	DBAB	Sell	2,823,843	3,049,101		7/07/16	-	(97,867)
Japanese Yen	DBAB	Sell	95,091,000	803,840		7/07/16	-	(56,288)
Japanese Yen	JPHQ	Sell	3,018,875,000	25,262,341		7/07/16	-	(2,044,306)
Malaysian Ringgit	JPHQ	Buy	444,704,523	93,643,691	EUR	7/08/16	3,272,457	-
Mexican Peso	CITI	Buy	219,912,850	13,576,962		7/08/16	-	(1,715,697)
Mexican Peso	CITI	Sell	219,912,850	12,127,770		7/08/16	266,504	-

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Philippine Peso	DBAB	Buy	48,983,060	1,069,850		7/08/16	-	(24,445)
Chilean Peso	DBAB	Buy	391,208,750	571,984		7/11/16	-	(9,499)
Euro	DBAB	Sell	584,893	644,025		7/11/16	-	(7,876)
Euro	JPHQ	Sell	11,697,590	13,032,052		7/11/16	-	(5,678)
Mexican Peso	CITI	Buy	89,785,180	5,515,399		7/11/16	-	(674,148)
Mexican Peso	CITI	Sell	89,785,180	4,950,524		7/11/16	109,273	-
Japanese Yen	SCNY	Sell	125,000,000	1,059,771		7/12/16	-	(71,045)
Euro	JPHQ	Sell	29,578,000	33,754,414		7/13/16	785,756	-
Euro	JPHQ	Sell	3,371,000	3,841,912		7/14/16	84,363	-
Mexican Peso	CITI	Buy	863,629,300	43,693,775	EUR	7/14/16	-	(2,150,548)
Euro	DBAB	Sell	32,002,000	34,852,206		7/15/16	1,517	(822,053)
Euro	JPHQ	Sell	92,881,000	101,415,835		7/15/16	-	(2,118,946)
Japanese Yen	BZWS	Sell	5,795,250,000	49,304,492		7/15/16	-	(3,126,678)
Japanese Yen	JPHQ	Sell	3,767,300,000	32,022,883		7/15/16	-	(2,060,884)
Mexican Peso	DBAB	Buy	407,399,000	20,627,275	EUR	7/15/16	-	(1,034,786)
Chilean Peso	DBAB	Buy	1,112,085,000	1,641,333		7/18/16	-	(43,406)
Euro	MSCO	Sell	6,498,000	7,173,792		7/18/16	-	(70,225)
Euro	BZWS	Sell	111,845,000	122,515,013		7/19/16	-	(2,174,465)
Japanese Yen	HSBK	Sell	218,790,000	1,862,915		7/19/16	-	(116,751)
Japanese Yen	SCNY	Sell	240,140,000	2,060,527		7/19/16	-	(112,319)
Mexican Peso	CITI	Buy	1,839,392,270	92,850,506	EUR	7/19/16	-	(4,410,491)
Mexican Peso	JPHQ	Buy	138,330,710	6,937,069	EUR	7/19/16	-	(280,726)
Euro	DBAB	Sell	4,903,000	5,566,866		7/20/16	100,628	-
Euro	BZWS	Sell	8,655,000	9,489,472		7/21/16	-	(160,082)
Euro	JPHQ	Sell	481,591	547,256		7/21/16	10,325	-
Euro	UBSW	Sell	341,006	389,008		7/21/16	8,816	-
Euro	BOFA	Sell	1,737,194	1,975,137		7/22/16	38,261	-
Euro	MSCO	Sell	7,066,000	7,724,198		7/22/16	-	(154,007)
Euro	BZWS	Sell	7,073,348	7,948,109		7/25/16	60,978	-
Euro	DBAB	Sell	16,129,471	17,786,612		7/25/16	-	(198,540)
Euro	JPHQ	Sell	86,116,804	93,758,810		7/25/16	-	(2,265,662)
Japanese Yen	CITI	Sell	2,765,977,000	22,487,984		7/25/16	-	(2,543,330)
Japanese Yen	JPHQ	Sell	4,261,000,000	34,636,644		7/25/16	-	(3,924,206)
Japanese Yen	MSCO	Sell	5,282,022,900	42,974,196		7/25/16	-	(4,826,624)
Chilean Peso	JPHQ	Buy	539,000,000	802,657		7/26/16	-	(28,760)
Indian Rupee	DBAB	Buy	871,067,000	12,930,557		7/27/16	-	(95,588)
Chilean Peso	DBAB	Buy	271,659,000	403,145		7/28/16	-	(13,169)
Euro	BOFA	Sell	21,788,250	24,752,324		7/28/16	455,093	-
Euro	BZWS	Sell	1,066,000	1,177,386		7/28/16	-	(11,367)
Euro	CITI	Buy	3,469,716	3,789,790		7/28/16	79,474	-
Euro	CITI	Sell	13,236,056	14,906,167		7/28/16	183,823	(37,882)
Euro	GSCO	Sell	2,285,000	2,519,487		7/28/16	-	(28,638)
Indian Rupee	HSBK	Buy	854,165,525	11,171,754	EUR	7/28/16	125,892	-
Euro	BOFA	Sell	21,788,250	24,750,145		7/29/16	452,161	-
Euro	BZWS	Sell	20,616,550	22,975,084		7/29/16	-	(16,235)
Euro	CITI	Sell	137,500	150,379		7/29/16	-	(2,959)
Euro	DBAB	Sell	10,310,667	11,538,667		7/29/16	40,341	-
Euro	JPHQ	Sell	2,285,000	2,548,438		7/29/16	234	-
Japanese Yen	BZWS	Sell	209,770,000	1,717,350		7/29/16	-	(181,215)
Japanese Yen	DBAB	Sell	174,474,569	1,480,179		7/29/16	-	(98,938)

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Euro	BOFA	Sell	234,000	268,094		8/03/16	7,094	-
Mexican Peso	JPHQ	Buy	138,330,710	8,215,632		8/03/16	-	(773,783)
Mexican Peso	JPHQ	Sell	138,330,710	7,593,287		8/03/16	151,438	-
Chilean Peso	MSCO	Buy	4,594,872,325	6,907,090		8/04/16	-	(315,458)
Euro	BZWS	Sell	47,788,588	52,752,867		8/05/16	-	(553,657)
Euro	DBAB	Sell	4,639,000	5,166,130		8/05/16	-	(8,515)
Euro	HSBK	Buy	2,285,000	2,655,170		8/05/16	-	(106,331)
Euro	HSBK	Sell	2,285,000	2,522,412		8/05/16	-	(26,427)
Euro	MSCO	Buy	17,547,509	19,160,915		8/05/16	412,727	-
Euro	MSCO	Sell	17,547,509	19,365,782		8/05/16	-	(207,860)
Mexican Peso	CITI	Buy	651,707,000	39,318,673		8/05/16	-	(4,265,868)
Mexican Peso	CITI	Sell	651,707,000	35,875,096		8/05/16	822,292	-
Japanese Yen	CITI	Sell	2,741,651,200	22,296,192		8/08/16	-	(2,525,885)
Japanese Yen	MSCO	Sell	460,900,000	3,722,113		8/08/16	-	(450,735)
Mexican Peso	CITI	Buy	47,042,000	2,807,221		8/08/16	-	(277,816)
Mexican Peso	CITI	Sell	47,042,000	2,589,207		8/08/16	59,802	-
Mexican Peso	MSCO	Buy	394,646,070	23,608,175		8/08/16	-	(2,388,420)
Mexican Peso	MSCO	Sell	394,646,070	21,792,212		8/08/16	572,457	-
Chilean Peso	DBAB	Buy	584,605,000	862,886		8/09/16	-	(24,644)
Euro	DBAB	Sell	3,521,885	4,036,080		8/09/16	106,967	-
Euro	CITI	Sell	303,457	333,302		8/10/16	-	(5,255)
Japanese Yen	CITI	Sell	32,863,000	266,026		8/10/16	-	(31,526)
Mexican Peso	MSCO	Buy	65,393,000	3,882,734		8/10/16	-	(367,356)
Mexican Peso	MSCO	Sell	65,393,000	3,610,479		8/10/16	95,101	-
Euro	BOFA	Sell	11,708,000	13,389,772		8/11/16	327,050	-
Euro	DBAB	Sell	2,391,000	2,639,533		8/11/16	-	(28,128)
Euro	MSCO	Sell	5,828,000	6,660,909		8/11/16	158,556	-
Euro	GSCO	Sell	11,495,000	13,129,532		8/12/16	303,988	-
Euro	SCNY	Sell	3,160,000	3,610,679		8/12/16	84,910	-
Euro	UBSW	Sell	7,424,000	8,481,549		8/12/16	198,223	-
South Korean Won	HSBK	Buy	2,467,000,000	259,935,937	JPY	8/12/16	-	(284,555)
Euro	MSCO	Buy	6,632,830	7,245,405		8/15/16	155,981	-
Euro	MSCO	Sell	6,632,830	7,488,896		8/15/16	87,510	-
Euro	SCNY	Sell	1,054,000	1,205,618		8/15/16	29,489	-
Singapore Dollar	DBAB	Buy	2,650,000	1,883,976		8/15/16	38,190	-
Singapore Dollar	DBAB	Sell	2,650,000	1,849,203		8/15/16	-	(72,963)
Chilean Peso	MSCO	Buy	6,639,617,500	9,643,178		8/16/16	-	(129,424)
Euro	JPHQ	Sell	164,000	185,413		8/16/16	2,403	-
Japanese Yen	JPHQ	Sell	3,822,670,000	34,184,054		8/16/16	-	(434,591)
Chilean Peso	DBAB	Buy	576,009,250	843,414		8/17/16	-	(18,144)
Euro	DBAB	Sell	291,630	326,967		8/17/16	1,521	-
Euro	MSCO	Sell	6,632,824	7,436,655		8/17/16	34,737	-
Mexican Peso	MSCO	Buy	6,013,000	357,449		8/17/16	-	(34,443)
Mexican Peso	MSCO	Sell	6,013,000	331,816		8/17/16	8,810	-
Singapore Dollar	BZWS	Buy	4,267,000	3,033,340		8/17/16	61,582	-
Singapore Dollar	BZWS	Sell	4,267,000	3,016,294		8/17/16	-	(78,628)
Singapore Dollar	DBAB	Buy	4,645,000	3,312,179		8/17/16	56,912	-
Singapore Dollar	DBAB	Sell	4,645,000	3,241,112		8/17/16	-	(127,979)
Singapore Dollar	HSBK	Buy	3,202,500	2,276,929		8/17/16	45,895	-
Singapore Dollar	HSBK	Sell	3,202,500	2,231,085		8/17/16	-	(91,738)

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Chilean Peso	MSCO	Buy	6,639,617,500	9,548,461		8/18/16	-	(36,569)
Euro	BZWS	Sell	9,579,000	10,723,451		8/18/16	33,350	-
Euro	JPHQ	Sell	17,614,000	19,723,629		8/18/16	66,520	-
Japanese Yen	DBAB	Sell	36,644,000	297,648		8/18/16	-	(34,228)
Euro	DBAB	Sell	10,910,999	12,378,856		8/19/16	201,809	-
Chilean Peso	MSCO	Buy	417,920,000	598,011		8/22/16	465	-
Euro	JPHQ	Sell	29,088,006	32,725,851		8/22/16	283,482	(24,383)
Japanese Yen	HSBK	Sell	97,747,000	793,272		8/22/16	-	(92,118)
Japanese Yen	JPHQ	Sell	49,654,000	402,916		8/22/16	-	(46,849)
Malaysian Ringgit	SCNY	Buy	632,483,000	150,591,190		8/22/16	2,289,941	-
Malaysian Ringgit	SCNY	Sell	482,000,000	122,257,451		8/22/16	5,750,437	-
Mexican Peso	HSBK	Buy	26,875,955	1,587,007		8/22/16	-	(144,047)
Chilean Peso	JPHQ	Buy	949,400,000	1,344,664		8/23/16	14,778	-
Euro	DBAB	Sell	7,368,000	8,280,895		8/23/16	56,759	-
Indian Rupee	JPHQ	Buy	544,937,700	7,104,275	EUR	8/23/16	67,064	-
Euro	GSCO	Sell	15,810,277	17,810,909		8/24/16	162,889	-
Japanese Yen	BZWS	Sell	16,448,000	134,182		8/24/16	-	(14,814)
Japanese Yen	DBAB	Sell	16,255,000	144,746		8/24/16	-	(2,501)
Indian Rupee	JPHQ	Buy	6,180,000,000	90,487,535		8/25/16	175,006	-
Euro	BOFA	Sell	3,101,513	3,475,546		8/26/16	13,270	-
Euro	JPHQ	Sell	3,472,968	3,889,071		8/26/16	12,133	-
Japanese Yen	JPHQ	Sell	231,993,000	1,969,196		8/26/16	-	(132,475)
Euro	DBAB	Sell	12,218,385	13,664,248		8/29/16	23,148	-
Euro	GSCO	Sell	4,280,000	4,787,266		8/29/16	8,900	-
Japanese Yen	DBAB	Sell	66,294,000	557,327		8/29/16	-	(43,305)
Japanese Yen	JPHQ	Sell	158,882,000	1,335,160		8/29/16	-	(104,330)
Mexican Peso	CITI	Buy	37,742,600	2,143,248		8/29/16	-	(118,360)
Mexican Peso	HSBK	Buy	26,959,184	1,539,531		8/29/16	-	(93,172)
Chilean Peso	CITI	Buy	603,678,000	868,164		8/31/16	-	(4,426)
Chilean Peso	DBAB	Buy	100,082,000	143,199		8/31/16	-	(3)
Euro	BZWS	Sell	1,267,962	1,404,281		8/31/16	-	(11,432)
Euro	DBAB	Sell	5,908,531	6,682,549		8/31/16	85,519	-
Euro	GSCO	Sell	8,745,205	9,680,855		8/31/16	-	(83,396)
Euro	SCNY	Sell	2,285,000	2,568,957		8/31/16	17,694	-
Indian Rupee	CITI	Buy	85,545,000	1,108,958	EUR	8/31/16	15,641	-
Indian Rupee	DBAB	Buy	4,025,105,574	52,408,523	EUR	8/31/16	479,931	-
Japanese Yen	BZWS	Sell	1,924,820,000	17,172,094		8/31/16	-	(268,454)
Japanese Yen	JPHQ	Sell	634,291,000	5,307,808		8/31/16	-	(439,422)
Philippine Peso	JPHQ	Buy	91,000,000	1,906,039		8/31/16	29,884	-
Japanese Yen	HSBK	Sell	81,408,000	722,984		9/01/16	-	(14,674)
Chilean Peso	DBAB	Buy	1,688,282,000	2,429,318		9/02/16	-	(14,176)
Mexican Peso	HSBK	Buy	18,052,900	1,033,514		9/06/16	-	(65,762)
Japanese Yen	BZWS	Sell	2,532,491,700	22,435,455		9/09/16	-	(519,688)
Japanese Yen	MSCO	Sell	91,664,560	811,694		9/09/16	-	(19,177)
Australian Dollar	CITI	Sell	66,339,000	47,789,289		9/14/16	20,502	-
Japanese Yen	BZWS	Sell	8,582,643,860	76,005,488		9/16/16	-	(1,812,337)
Japanese Yen	CITI	Sell	9,788,671,513	86,649,950		9/16/16	-	(2,102,787)
Singapore Dollar	DBAB	Buy	7,150,000	5,053,004		9/19/16	129,971	-
Singapore Dollar	DBAB	Sell	7,150,000	4,985,010		9/19/16	-	(197,965)
South Korean Won	CITI	Sell	45,569,000,000	37,607,494		9/19/16	-	(598,296)

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
South Korean Won	HSBK	Sell	67,948,000,000	55,658,585		9/19/16	-	(1,310,122)
Japanese Yen	BZWS	Sell	3,449,853,916	28,586,768		9/20/16	-	(2,697,841)
Japanese Yen	BZWS	Sell	735,719,080	6,562,914		9/26/16	-	(110,531)
South Korean Won	HSBK	Sell	66,503,000,000	57,165,084		9/26/16	1,410,616	-
South Korean Won	HSBK	Sell	66,819,000,000	57,017,664		9/28/16	999,052	-
Mexican Peso	HSBK	Buy	29,828,560	1,704,294		9/30/16	-	(109,174)
Euro	DBAB	Sell	770,715	873,683		10/03/16	12,067	-
Japanese Yen	JPHQ	Sell	3,018,875,000	27,237,806		10/06/16	-	(156,695)
Japanese Yen	JPHQ	Sell	3,018,875,000	25,337,611		10/07/16	-	(2,058,027)
Euro	DBAB	Sell	1,124,643	1,275,345		10/11/16	17,672	-
Euro	GSCO	Sell	645,000	730,862		10/11/16	9,567	-
Ghanaian Cedi	BZWS	Buy	16,968,783	3,966,986		10/11/16	81,669	-
Japanese Yen	HSBK	Sell	6,005,600,000	50,537,300		10/11/16	-	(3,971,270)
Mexican Peso	CITI	Buy	137,552,020	7,642,628		10/11/16	-	(295,035)
Euro	JPHQ	Sell	29,857,000	34,159,991		10/13/16	768,731	-
Japanese Yen	BZWS	Sell	3,040,800,000	25,594,882		10/13/16	-	(2,006,593)
Japanese Yen	DBAB	Sell	2,999,000,000	25,250,484		10/13/16	-	(1,971,571)
Euro	BZWS	Sell	70,159,000	80,738,977		10/17/16	2,262,980	-
Euro	DBAB	Sell	10,678,448	12,255,975		10/17/16	311,651	-
Malaysian Ringgit	DBAB	Buy	803,510,924	165,932,373	EUR	10/17/16	8,264,555	-
Malaysian Ringgit	HSBK	Buy	686,092,285	155,210,453	EUR	10/17/16	-	(8,072,718)
Mexican Peso	DBAB	Buy	814,798,000	47,693,631		10/17/16	-	(4,196,077)
Mexican Peso	DBAB	Buy	407,399,000	20,426,634	EUR	10/17/16	-	(1,099,332)
Mexican Peso	DBAB	Sell	814,798,000	44,739,622		10/17/16	1,242,068	-
South Korean Won	HSBK	Sell	116,782,000,000	100,861,079		10/18/16	2,968,989	-
Japanese Yen	JPHQ	Sell	1,812,355,000	15,432,310		10/19/16	-	(1,022,614)
Euro	DBAB	Sell	13,110,000	14,958,510		10/21/16	292,128	-
Japanese Yen	BZWS	Sell	1,015,610,000	8,551,965		10/24/16	-	(670,982)
Euro	BZWS	Sell	10,045,933	11,183,886		10/27/16	-	(57,266)
South Korean Won	HSBK	Sell	11,136,000,000	9,644,481		11/02/16	310,747	-
Euro	DBAB	Sell	739,956	824,163		11/04/16	-	(4,085)
Euro	DBAB	Sell	519,000	574,040		11/07/16	-	(6,954)
Japanese Yen	BOFA	Sell	619,900,000	5,168,762		11/07/16	-	(463,942)
Japanese Yen	BZWS	Sell	619,000,000	5,741,183		11/07/16	116,656	-
Japanese Yen	SCNY	Sell	1,239,900,000	11,486,033		11/07/16	219,715	-
Mexican Peso	CITI	Buy	660,431,000	38,896,244		11/07/16	-	(3,714,100)
Japanese Yen	CITI	Sell	207,713,767	1,725,771		11/09/16	-	(161,772)
Mexican Peso	CITI	Buy	27,414,000	1,607,954		11/09/16	-	(147,863)
Euro	DBAB	Sell	7,100,000	7,730,622		11/14/16	-	(219,611)
Euro	JPHQ	Sell	8,837,922	9,551,275		11/14/16	-	(344,998)
Japanese Yen	CITI	Sell	6,387,542,400	52,490,282		11/14/16	-	(5,566,834)
Japanese Yen	GSCO	Sell	827,501,000	7,633,632		11/14/16	112,379	-
Japanese Yen	HSBK	Sell	85,634,000	703,157		11/14/16	-	(75,180)
Japanese Yen	JPHQ	Sell	2,417,114,000	19,831,754		11/14/16	-	(2,137,677)
Japanese Yen	SCNY	Sell	618,542,000	5,706,212		11/14/16	84,212	-
Mexican Peso	CITI	Buy	21,221,000	1,223,007		11/14/16	-	(93,329)
South Korean Won	CITI	Sell	45,698,000,000	39,089,859		11/14/16	790,899	-
Australian Dollar	JPHQ	Sell	48,982,000	35,825,435		11/16/16	623,997	-
Euro	BZWS	Sell	31,079,000	33,700,824		11/16/16	-	(1,102,601)
Japanese Yen	CITI	Sell	618,542,000	5,098,224		11/16/16	-	(524,244)

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Japanese Yen	MSCO	Sell	13,000,000	107,097		11/16/16	-	(11,071)
Japanese Yen	SCNY	Sell	206,868,600	1,910,818		11/16/16	30,409	-
South Korean Won	CITI	Sell	32,391,000,000	27,682,249		11/16/16	536,110	-
Euro	DBAB	Sell	20,232,106	21,986,634		11/17/16	-	(670,907)
South Korean Won	HSBK	Sell	93,567,000,000	79,757,064		11/17/16	1,341,297	-
Euro	DBAB	Sell	3,180,000	3,451,095		11/18/16	-	(110,262)
Indonesian Rupiah	JPHQ	Buy	926,807,000,000	93,165,159	AUD	11/18/16	-	(1,349,043)
Japanese Yen	DBAB	Sell	98,350,000	809,885		11/18/16	-	(84,178)
South Korean Won	HSBK	Sell	51,606,000,000	43,966,773		11/18/16	717,596	-
Brazilian Real	HSBK	Buy	91,050,000	21,410,935		11/21/16	2,555,764	-
Euro	DBAB	Sell	3,619,000	3,905,082		11/21/16	-	(148,390)
Japanese Yen	CITI	Sell	258,484,000	2,244,463		11/21/16	15,817	(121,429)
South Korean Won	CITI	Sell	102,839,000,000	86,960,088		11/21/16	776,137	-
South Korean Won	DBAB	Sell	28,680,000,000	24,379,256		11/23/16	344,393	-
Euro	MSCO	Sell	19,042,000	20,546,544		11/25/16	-	(784,793)
Japanese Yen	HSBK	Sell	25,664,000	235,969		11/25/16	2,599	-
Mexican Peso	CITI	Buy	47,447,900	2,788,592		11/25/16	-	(265,549)
South Korean Won	HSBK	Sell	66,790,000,000	56,031,879		11/25/16	60,260	-
Euro	DBAB	Sell	7,361,600	7,950,970		11/28/16	-	(296,682)
Japanese Yen	BOFA	Sell	65,296,000	597,746		11/28/16	3,913	-
Japanese Yen	SCNY	Sell	90,565,000	830,891		11/28/16	7,249	-
Malaysian Ringgit	BOFA	Buy	9,317,000	2,271,608		11/30/16	-	(26,916)
Mexican Peso	HSBK	Buy	23,487,206	1,250,051		11/30/16	-	(1,723)
Euro	GSCO	Sell	52,151,000	55,913,695		12/02/16	-	(2,524,559)
Japanese Yen	GSCO	Sell	8,236,852,000	67,767,921		12/02/16	-	(7,156,975)
South Korean Won	HSBK	Sell	30,082,000,000	25,385,654		12/02/16	176,863	-
Australian Dollar	JPHQ	Sell	67,150,000	47,789,245		12/12/16	-	(431,855)
Mexican Peso	CITI	Buy	323,178,470	18,486,659		12/13/16	-	(1,331,032)
Australian Dollar	JPHQ	Sell	33,378,000	23,894,643		12/14/16	-	(73,084)
Euro	MSCO	Sell	964,000	1,070,136		12/14/16	-	(10,653)
Euro	JPHQ	Sell	455,000	506,383		12/15/16	-	(3,763)
Mexican Peso	CITI	Buy	733,080,000	41,104,601		12/15/16	-	(2,197,077)
Mexican Peso	HSBK	Buy	345,556,000	19,322,076		12/16/16	-	(983,750)
Mexican Peso	CITI	Buy	218,061,220	12,400,763		12/19/16	-	(831,738)
Mexican Peso	HSBK	Buy	217,115,000	12,328,374		12/19/16	-	(809,550)
Japanese Yen	GSCO	Sell	1,641,201,000	14,008,681		1/10/17	-	(949,333)
Japanese Yen	JPHQ	Sell	3,018,875,000	25,672,671		1/10/17	-	(1,841,554)
Euro	BZWS	Sell	10,982,000	12,089,315		1/11/17	-	(238,374)
Euro	UBSW	Sell	1,080,000	1,188,324		1/11/17	-	(24,015)
Euro	DBAB	Sell	22,540	24,822		1/12/17	-	(481)
Euro	DBAB	Sell	29,588,000	32,610,414		1/13/17	-	(606,107)
Euro	SCNY	Sell	1,738,694	1,912,911		1/13/17	-	(39,007)
Japanese Yen	HSBK	Sell	276,930,000	2,382,194		1/13/17	-	(142,144)
Euro	DBAB	Sell	477,490	524,928		1/17/17	-	(11,213)
Japanese Yen	CITI	Sell	83,690,000	718,702		1/17/17	-	(44,321)
Japanese Yen	SCNY	Sell	251,020,000	2,149,162		1/17/17	-	(139,453)
Mexican Peso	CITI	Buy	326,911,300	15,870,416	EUR	1/17/17	-	(523,177)
Mexican Peso	MSCO	Buy	654,045,210	32,532,684	EUR	1/17/17	-	(1,923,694)
Euro	CITI	Sell	1,043,697	1,156,838		1/19/17	-	(15,163)
Euro	GSCO	Sell	14,159,000	15,667,109		1/19/17	-	(232,486)

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Euro	JPHQ	Sell	92,473,139	102,414,464		1/19/17	-	(1,426,594)
Euro	MSCO	Sell	4,802,000	5,329,620		1/19/17	-	(62,700)
Japanese Yen	JPHQ	Sell	1,812,355,000	15,654,316		1/19/17	-	(871,053)
Euro	DBAB	Sell	2,437,058	2,691,366		1/23/17	-	(45,769)
Japanese Yen	DBAB	Sell	2,079,900,000	18,019,493		1/23/17	-	(949,199)
Japanese Yen	HSBK	Sell	126,059,100	1,094,239		1/23/17	-	(55,420)
Euro	BZWS	Sell	3,358,633	3,681,852		1/27/17	-	(90,998)
Euro	GSCO	Sell	11,883,000	13,040,285		1/27/17	-	(308,229)
Japanese Yen	GSCO	Sell	183,530,000	1,566,724		1/27/17	-	(107,405)
Japanese Yen	JPHQ	Sell	1,484,000,000	12,668,710		1/27/17	-	(868,086)
Japanese Yen	HSBK	Sell	225,900,265	1,929,123		1/31/17	-	(131,914)
Euro	DBAB	Sell	53,270,000	58,773,856		2/03/17	-	(1,084,359)
Euro	BZWS	Sell	1,141,000	1,292,896		2/08/17	10,498	-
Euro	GSCO	Sell	13,891,708	15,745,834		2/08/17	132,610	-
Japanese Yen	JPHQ	Sell	4,453,400,000	38,480,448		2/08/17	-	(2,167,155)
Japanese Yen	SCNY	Sell	4,454,700,000	38,574,843		2/08/17	-	(2,084,626)
Euro	GSCO	Sell	10,269,000	11,591,647		2/09/17	49,561	-
Japanese Yen	BZWS	Sell	4,455,270,000	38,632,300		2/09/17	-	(2,034,410)
Japanese Yen	CITI	Sell	618,845,000	5,367,259		2/09/17	-	(281,420)
Japanese Yen	JPHQ	Sell	4,464,960,000	38,622,885		2/09/17	-	(2,132,273)
Euro	DBAB	Sell	677,000	762,519		2/10/17	1,555	-
Euro	BZWS	Sell	344,000	394,190		2/13/17	7,474	-
Euro	SCNY	Sell	1,757,000	2,001,979		2/16/17	26,546	-
Japanese Yen	CITI	Sell	5,650,830,000	50,861,166		2/16/17	-	(736,462)
Japanese Yen	GSCO	Sell	2,149,089,570	19,289,620		2/16/17	-	(333,679)
Japanese Yen	HSBK	Sell	2,845,000,000	25,251,853		2/16/17	-	(725,791)
Japanese Yen	JPHQ	Sell	2,843,509,000	25,110,686		2/16/17	-	(853,343)
Euro	BZWS	Sell	24,622,531	27,659,721		2/22/17	-	(31,257)
Malaysian Ringgit	SCNY	Buy	632,483,000	149,378,380		2/22/17	2,510,374	-
Japanese Yen	BZWS	Sell	943,870,000	8,536,402		2/27/17	-	(86,837)
Japanese Yen	HSBK	Sell	231,662,000	2,091,902		2/27/17	-	(24,573)
Euro	BOFA	Sell	1,034,213	1,153,230		2/28/17	-	(10,187)
Euro	DBAB	Sell	4,886,000	5,458,004		3/01/17	-	(38,668)
Euro	JPHQ	Sell	20,456,395	22,858,487		3/01/17	-	(154,632)
Japanese Yen	BZWS	Sell	3,288,665,160	29,432,722		3/01/17	-	(615,761)
Japanese Yen	DBAB	Sell	2,461,820,000	22,124,145		3/01/17	-	(369,466)
Japanese Yen	JPHQ	Sell	601,100,000	5,392,289		3/03/17	-	(100,516)
Japanese Yen	HSBK	Sell	284,000,000	2,528,940		3/06/17	-	(66,629)
Japanese Yen	GSCO	Sell	11,008,384,000	98,376,979		3/07/17	-	(2,237,484)
Japanese Yen	JPHQ	Sell	241,286,602	2,192,000		3/24/17	-	(15,241)
Japanese Yen	JPHQ	Sell	14,763,000	131,817		3/31/17	-	(3,280)
Philippine Peso	HSBK	Buy	90,000,000	1,918,159		4/07/17	-	(24,878)
Japanese Yen	CITI	Sell	271,000,000	2,546,992		4/13/17	65,385	-
Japanese Yen	BOFA	Sell	813,310,000	7,562,628		4/18/17	113,047	-
Mexican Peso	CITI	Buy	909,046,900	43,642,726	EUR	4/18/17	-	(1,514,481)
Japanese Yen	JPHQ	Sell	3,423,100,000	31,971,719		4/20/17	614,317	-
Japanese Yen	JPHQ	Sell	1,269,780,000	11,774,502		4/21/17	142,048	-
South Korean Won	HSBK	Sell	88,792,000,000	77,897,969		4/25/17	3,510,901	-
South Korean Won	HSBK	Sell	24,740,000,000	21,589,075		4/26/17	862,731	-
Japanese Yen	DBAB	Sell	2,783,555,000	25,971,086		5/16/17	438,043	-

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)

Japanese Yen	BOFA	Sell	1,434,111,250	13,375,408	5/18/17	219,209	-
Japanese Yen	CITI	Sell	1,433,004,900	13,358,549	5/18/17	212,499	-
Japanese Yen	BOFA	Sell	1,430,815,375	13,291,364	5/19/17	164,724	-
Japanese Yen	HSBK	Sell	1,435,854,500	13,338,175	5/19/17	165,303	-
Japanese Yen	BOFA	Sell	1,434,702,500	13,277,472	5/22/17	113,130	-
Japanese Yen	JPHQ	Sell	88,344,000	820,195	5/22/17	9,580	-
Mexican Peso	HSBK	Buy	26,270,786	1,374,570	5/26/17	-	(906)
Total Forward Exchange Contracts						$72,103,743	$(215,718,961)
Net unrealized appreciation (depreciation)							$(143,615,218)

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.
* In U.S. dollars unless otherwise indicated.

At May 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.
Interest Rate Swap Contracts
			Counterparty/	Notional	Expiration	Unrealized	Unrealized
Description			Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 0.926%			LCH	$453,990,000	10/17/17	$-	$(105,776)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.775%			CME	103,460,000	10/04/23	-	(9,439,417)
Receive Floating rate 3-month USD BBA						-
LIBOR Pay Fixed rate 2.795%			CME	103,460,000	10/04/23		(9,588,618)
Receive Floating rate 3-month USD BBA						-
LIBOR Pay Fixed rate 2.765%			CME	103,460,000	10/07/23		(9,356,346)
Receive Floating rate 3-month USD BBA						-
LIBOR Pay Fixed rate 2.731%			LCH	212,200,000	7/07/24		(20,917,982)
Receive Floating rate 3-month USD BBA						-
LIBOR Pay Fixed rate 1.914%			LCH	146,340,000	1/22/25		(4,420,774)
Receive Floating rate 3-month USD BBA						-
LIBOR Pay Fixed rate 1.970%			LCH	182,920,000	1/23/25		(6,373,609)
Receive Floating rate 3-month USD BBA						-
LIBOR Pay Fixed rate 1.973%			LCH	107,950,000	1/27/25		(3,784,686)
Receive Floating rate 3-month USD BBA						-
LIBOR Pay Fixed rate 1.937%			LCH	26,990,000	1/29/25		(861,260)
Receive Floating rate 3-month USD BBA						-
LIBOR Pay Fixed rate 1.942%			LCH	22,850,000	1/30/25		(734,786)
Receive Floating rate 3-month USD BBA						-
LIBOR Pay Fixed rate 1.817%			LCH	36,010,000	2/03/25		(772,054)
Receive Floating rate 3-month USD BBA						-
LIBOR Pay Fixed rate 2.036%			LCH	50,330,000	3/23/25		(1,842,706)
Receive Floating rate 3-month USD BBA						-
LIBOR Pay Fixed rate 1.978%			LCH	37,700,000	3/27/25		(1,182,613)
Receive Floating rate 3-month USD BBA						-
LIBOR Pay Fixed rate 1.985%			LCH	37,700,000	3/27/25		(1,206,184)
Receive Floating rate 3-month USD BBA						-
LIBOR Pay Fixed rate 3.668%			CME	50,300,000	10/04/43		(16,982,225)
Receive Floating rate 3-month USD BBA						-
LIBOR Pay Fixed rate 2.752%			LCH	100,600,000	7/29/45		(14,528,743)
Totals Centrally Cleared Swap Contracts						-	(102,097,779)

OTC Swap Contracts

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.523%			DBAB	$10,830,000	3/28/21		$-	$(1,178,770)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.440%			CITI	29,610,000	4/21/21		-	(3,076,851)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.391%			JPHQ	24,190,000	5/04/21		-	(2,446,317)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.076%			JPHQ	11,000,000	6/14/21		-	(1,079,729)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.347%			CITI	4,680,000	2/25/41		-	(2,164,548)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.349%			JPHQ	4,680,000	2/25/41		-	(2,167,108)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.320%			JPHQ	3,510,000	2/28/41		-	(1,609,344)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.299%			JPHQ	1,170,000	3/01/41		-	(527,398)
Total OTC Swap Contracts							-	(14,250,065)
Total Interest Rate Swap Contracts						$	- $	(116,347,844)
	Net unrealized appreciation (depreciation)							$(116,347,844)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
LCH	-	LCH Clearnet LLC
MSCO	-	Morgan Stanley and Co. Inc.
SCNY	-	Standard Chartered Bank
UBSW	-	UBS AG

Currency

AUD	-	Australian Dollar
BRL	-	Brazilian Real
COP	-	Colombian Peso
DEM	-	Deutsche Mark
EUR	-	Euro
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RSD	-	Serbian Dinar
UYU	-	Uruguayan Peso

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)

Selected Portfolio

FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product
PIK	-	Payment-In-Kind
VRI	-	Value Recovery Instruments

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited)

Templeton International Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities 71.0%
Brazil 14.0%
Letra Tesouro Nacional, Strip,
7/01/16	120[a] BRL		$32,816
10/01/16	2,690[a] BRL		711,265
1/01/17	9,060[a] BRL		2,323,620
1/01/18	6,330[a] BRL		1,446,489
Nota Do Tesouro Nacional,
10.00%, 1/01/17	3,065[a] BRL		831,152
10.00%, 1/01/23	8,380[a] BRL		2,039,704
10.00%, 1/01/25	108,533[a] BRL		25,644,482
[b] Index Linked, 6.00%, 5/15/17	9[a] BRL		7,151
[b] Index Linked, 6.00%, 5/15/19	5,271[a] BRL		4,179,877
[b] Index Linked, 6.00%, 8/15/20	310[a] BRL		245,178
[b] Index Linked, 6.00%, 8/15/22	6,599[a] BRL		5,196,517
[b] Index Linked, 6.00%, 5/15/23	7,729[a] BRL		6,099,259
[b] Index Linked, 6.00%, 8/15/24	630[a] BRL		498,777
senior note, 10.00%, 1/01/19	4,660[a] BRL		1,220,810
			50,477,097
Colombia 1.7%
Government of Colombia, senior bond,
7.75%, 4/14/21	378,000,000	COP	122,699
4.375%, 3/21/23	57,000,000	COP	15,207
9.85%, 6/28/27	91,000,000	COP	33,255
Titulos De Tesoreria B,
5.00%, 11/21/18	440,000,000	COP	135,351
7.75%, 9/18/30	6,612,000,000	COP	2,047,349
senior bond, 11.25%, 10/24/18	814,000,000	COP	285,289
senior bond, 7.00%, 5/04/22	978,000,000	COP	304,363
senior bond, 10.00%, 7/24/24	2,004,000,000	COP	727,194
senior bond, 7.50%, 8/26/26	4,793,000,000	COP	1,493,092
senior bond, 6.00%, 4/28/28	1,490,000,000	COP	404,462
senior note, 7.00%, 9/11/19	637,000,000	COP	203,721
senior note, B, 11.00%, 7/24/20	746,000,000	COP	270,463
			6,042,445
Hungary 1.4%
Government of Hungary,
5.375%, 2/21/23	130,000		143,293
senior note, 6.25%, 1/29/20	2,014,000		2,246,365
senior note, 6.375%, 3/29/21	2,452,000		2,785,104
			5,174,762
India 4.8%
Government of India,
senior bond, 7.80%, 5/03/20	103,000,000	INR	1,552,930
senior bond, 8.35%, 5/14/22	30,400,000	INR	468,250
senior bond, 9.15%, 11/14/24	299,000,000	INR	4,846,697
senior bond, 8.15%, 11/24/26	125,000,000	INR	1,909,625
senior bond, 8.28%, 9/21/27	93,100,000	INR	1,435,559
senior bond, 8.60%, 6/02/28	106,800,000	INR	1,686,058
senior note, 7.28%, 6/03/19	4,000,000	INR	59,577
senior note, 8.12%, 12/10/20	77,300,000	INR	1,180,601
senior note, 7.16%, 5/20/23	19,100,000	INR	277,055
senior note, 8.83%, 11/25/23	257,900,000	INR	4,077,562
			17,493,914
Indonesia 7.6%
Government of Indonesia,
7.875%, 4/15/19	6,976,000,000	IDR	517,072
6.125%, 5/15/28	159,000,000	IDR	9,993
8.375%, 3/15/34	55,620,000,000	IDR	4,193,893
FR31, 11.00%, 11/15/20	15,746,000,000	IDR	1,305,443

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)
FR34, 12.80%, 6/15/21	9,984,000,000	IDR	891,690
FR35, 12.90%, 6/15/22	2,105,000,000	IDR	192,239
FR39, 11.75%, 8/15/23	1,040,000,000	IDR	92,028
FR40, 11.00%, 9/15/25	1,060,000,000	IDR	93,507
FR42, 10.25%, 7/15/27	6,831,000,000	IDR	585,085
FR43, 10.25%, 7/15/22	861,000,000	IDR	70,657
FR44, 10.00%, 9/15/24	686,000,000	IDR	56,748
FR47, 10.00%, 2/15/28	4,555,000,000	IDR	384,307
FR52, 10.50%, 8/15/30	7,100,000,000	IDR	626,318
senior bond, 7.00%, 5/15/27	106,000,000	IDR	7,275
senior bond, 9.00%, 3/15/29	993,000,000	IDR	78,509
senior bond, FR70, 8.375%, 3/15/24	243,376,000,000	IDR	18,440,283
			27,545,047
Lithuania 0.2%
Government of Lithuania,
[c] 144A, 7.375%, 2/11/20	430,000		508,277
[d] Reg S, 7.375%, 2/11/20	190,000		224,588
			732,865
Malaysia 11.3%
Government of Malaysia,
senior bond, 4.262%, 9/15/16	11,794,000	MYR	2,870,717
senior bond, 3.814%, 2/15/17	5,795,000	MYR	1,413,747
senior bond, 4.24%, 2/07/18	73,200,000	MYR	18,075,513
senior bond, 3.26%, 3/01/18	7,423,000	MYR	1,804,204
senior note, 3.172%, 7/15/16	29,655,000	MYR	7,190,933
senior note, 3.394%, 3/15/17	12,887,000	MYR	3,135,446
senior note, 4.012%, 9/15/17	25,423,000	MYR	6,237,799
			40,728,359
Mexico 10.4%
Government of Mexico,
7.75%, 12/14/17	3,000,710[e] MXN		16,970,553
senior note, 8.50%, 12/13/18	3,500,100[e] MXN		20,543,909
[f]Mexican Udibonos, Index Linked, 4.00%, 6/13/19	38,443[g] MXN		218,990
			37,733,452
Philippines 2.9%
Government of the Philippines,
senior bond, 9.125%, 9/04/16	9,010,000	PHP	195,578
senior note, 2.875%, 5/22/17	3,200,000	PHP	68,615
senior note, 5.875%, 1/31/18	520,000	PHP	11,613
senior note, 5.00%, 8/18/18	5,550,000	PHP	124,097
senior note, 3.875%, 11/22/19	60,400,000	PHP	1,333,618
senior note, 5-72, 2.125%, 5/23/18	417,803,000	PHP	8,887,252
			10,620,773
Poland 2.4%
Government of Poland,
4.75%, 10/25/16	6,720,000	PLN	1,726,682
4.75%, 4/25/17	2,660,000	PLN	694,492
5.75%, 9/23/22	1,500,000	PLN	450,080
[h] FRN, 1.75%, 1/25/17	12,579,000	PLN	3,196,078
[h] FRN, 1.75%, 1/25/21	10,800,000	PLN	2,698,528
			8,765,860
Portugal 3.7%
Government of Portugal,
[c] 144A, 5.125%, 10/15/24	4,060,000		4,064,223
[d] Reg S, 3.875%, 2/15/30	7,920,000	EUR	9,166,074
[d] senior bond, Reg S, 4.95%, 10/25/23	40,100	EUR	51,600
[d] senior bond, Reg S, 5.65%, 2/15/24	101,100	EUR	134,626
			13,416,523
Serbia 0.6%
[c]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	520,000		539,484
4.875%, 2/25/20	770,000		791,687

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)

7.25%, 9/28/21	710,000			810,007
				2,141,178
Slovenia 0.2%
[c]Government of Slovenia, senior note, 144A, 5.50%, 10/26/22	455,000			515,117

South Korea 4.7%
Korea Monetary Stabilization Bond, senior note,
2.79%, 6/02/16	7,721,900,000		KRW	6,486,884
1.62%, 6/09/16	184,800,000		KRW	155,238
2.46%, 8/02/16	2,476,000,000		KRW	2,083,287
2.22%, 10/02/16	1,872,300,000		KRW	1,576,626
1.96%, 2/02/17	1,863,700,000		KRW	1,570,806
1.70%, 8/02/17	1,773,000,000		KRW	1,493,404
Korea Treasury Bond, senior note,
2.75%, 6/10/16	667,670,000		KRW	561,037
5.00%, 9/10/16	16,000,000		KRW	13,571
2.75%, 9/10/19	162,000,000		KRW	141,432
2.00%, 3/10/21	3,423,400,000		KRW	2,933,305
				17,015,590
Sri Lanka 0.2%
Government of Sri Lanka,
8.25%, 3/01/17	870,000		LKR	5,787
8.00%, 6/15/17	870,000		LKR	5,732
10.60%, 7/01/19	22,430,000		LKR	147,165
10.60%, 9/15/19	28,650,000		LKR	188,075
8.00%, 11/01/19	870,000		LKR	5,255
9.25%, 5/01/20	3,030,000		LKR	18,871
A, 6.40%, 8/01/16	3,800,000		LKR	25,529
A, 5.80%, 1/15/17	3,900,000		LKR	25,667
A, 7.50%, 8/15/18	940,000		LKR	5,851
A, 8.00%, 11/15/18	13,760,000		LKR	85,770
A, 9.00%, 5/01/21	17,410,000		LKR	104,633
A, 11.00%, 8/01/21	11,270,000		LKR	73,115
B, 6.40%, 10/01/16	2,200,000		LKR	14,698
B, 8.50%, 7/15/18	6,970,000		LKR	44,673
C, 8.50%, 4/01/18	6,160,000		LKR	39,676
D, 8.50%, 6/01/18	6,960,000		LKR	44,562
				835,059
Ukraine 4.9%
[c]Government of Ukraine, 144A,
7.75%, 9/01/19	429,000			416,044
7.75%, 9/01/20	2,839,000			2,717,704
7.75%, 9/01/21	2,436,000			2,303,603
7.75%, 9/01/22	2,436,000			2,286,856
7.75%, 9/01/23	2,436,000			2,276,198
7.75%, 9/01/24	1,616,000			1,499,511
7.75%, 9/01/25	2,190,000			2,020,275
7.75%, 9/01/26	2,436,000			2,245,626
7.75%, 9/01/27	236,000			216,554
[i,j] VRI, GDP Linked Securities, 5/31/40	4,993,000			1,547,830
				17,530,201
Total Foreign Government and Agency Securities (Cost $282,177,215)				256,768,242

Short Term Investments 19.8%
Foreign Government and Agency Securities 1.4%
Malaysia 0.1%
[k]Bank of Negara Monetary Note, 10/06/16	590,000		MYR	141,734
[k]Malaysia Treasury Bill, 1/20/17	570,000		MYR	136,219
				277,953
Mexico 0.9%
[k]Mexico Treasury Bill, 6/09/16 - 3/30/17	5,859,000	[l]	MXN	3,153,673

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)
Philippines 0.4%
[k]Philippine Treasury Bill, 6/08/16 - 5/03/17	75,540,000	PHP	1,603,204
Total Foreign Government and Agency Securities (Cost $5,243,195)			5,034,830
Total Investments before Money Market Funds (Cost $287,420,410)			261,803,072
	Shares
Money Market Funds (Cost $66,692,565) 18.4%
United States 18.4%
[i,m]Institutional Fiduciary Trust Money Market Portfolio	66,692,565		66,692,565
Total Investments (Cost $354,112,975) 90.8%			328,495,637
Other Assets, less Liabilities 9.2%			33,179,484
Net Assets 100.0%			$361,675,121

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May
31, 2016, the aggregate value of these securities was $24,758,996, representing 6.85% of net assets.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2016, the aggregate value of these securities was $9,576,888, representing 2.65% of net assets.
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount of security is adjusted for inflation.
gPrincipal amount is stated in 100 Unidad de Inversion Units.
hThe coupon rate shown represents the rate at period end.
iNon-income producing.
jThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
kThe security is traded on a discount basis with no stated coupon rate.
lPrincipal amount is stated in 10 Mexican Peso Units.
mSee Note 7 regarding investments in affiliated management investment companies.

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)

At May 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	CITI	Buy	172,191,000	$245,794	6/02/16	$2,690	$-
Chilean Peso	CITI	Sell	172,191,000	249,733	6/02/16	1,249	-
Chilean Peso	DBAB	Buy	35,472,000	50,512	6/02/16	677	-
Chilean Peso	DBAB	Sell	35,472,000	51,483	6/02/16	295	-
Chilean Peso	JPHQ	Buy	3,923,654,400	5,592,836	6/02/16	69,289	-
Chilean Peso	JPHQ	Sell	3,923,654,400	5,958,473	6/02/16	296,348	-
South Korean Won	HSBC	Buy	3,228,000,000	2,732,351	6/02/16	-	(20,951)
South Korean Won	HSBC	Sell	3,228,000,000	2,606,625	6/02/16	-	(104,776)
Chilean Peso	DBAB	Buy	17,001,000	24,322	6/03/16	210	-
Chilean Peso	DBAB	Sell	17,001,000	24,657	6/03/16	126	-
Indian Rupee	JPHQ	Buy	5,599,000	80,960	6/03/16	2,258	-
Indian Rupee	JPHQ	Sell	5,599,000	82,642	6/03/16	-	(575)
Chilean Peso	DBAB	Buy	48,500,000	73,243	6/06/16	-	(3,280)
Chilean Peso	MSCO	Buy	680,494,000	998,771	6/06/16	2,609	(19,745)
Euro	BZWS	Sell	1,094,715	1,259,430	6/06/16	40,916	(75)
Euro	DBAB	Sell	340,000	381,075	6/06/16	2,602	-
Euro	HSBC	Sell	3,918,024	4,441,629	6/06/16	80,253	-
Euro	MSCO	Sell	2,850,000	3,169,856	6/06/16	-	(2,642)
Mexican Peso	CITI	Buy	9,726,730	611,648	6/06/16	-	(85,106)
South Korean Won	GSCO	Buy	4,520,000,000	3,787,815	6/07/16	8,350	-
South Korean Won	GSCO	Sell	4,520,000,000	3,653,795	6/07/16	-	(142,370)
Euro	GSCO	Sell	265,800	302,669	6/08/16	6,769	-
Mexican Peso	CITI	Buy	9,716,000	608,219	6/08/16	-	(82,384)
Euro	BZWS	Sell	1,248,226	1,390,000	6/09/16	10,778	(10,409)
Euro	CITI	Sell	268,000	295,116	6/09/16	-	(3,245)
Euro	DBAB	Sell	2,120,000	2,332,212	6/09/16	-	(27,953)
Euro	HSBC	Sell	101,268	110,995	6/09/16	-	(1,745)
Euro	MSCO	Sell	202,000	222,373	6/09/16	-	(2,511)
Euro	SCNY	Sell	142,592	155,025	6/09/16	-	(3,720)
Chilean Peso	JPHQ	Buy	4,559,000	6,644	6/10/16	-	(70)
Chilean Peso	MSCO	Buy	17,859,000	25,881	6/10/16	-	(128)
Chilean Peso	DBAB	Buy	39,095,750	56,689	6/13/16	-	(329)
Chilean Peso	MSCO	Buy	35,792,000	52,839	6/13/16	-	(1,242)
Euro	GSCO	Sell	399,000	454,441	6/13/16	10,172	-
Indian Rupee	CITI	Buy	3,780,000	55,180	6/13/16	903	-
Indian Rupee	DBAB	Buy	3,562,000	53,025	6/13/16	-	(176)
Mexican Peso	CITI	Buy	20,750,570	1,252,959	6/13/16	-	(130,599)
Chilean Peso	DBAB	Buy	49,143,250	71,842	6/14/16	-	(1,004)
Chilean Peso	JPHQ	Buy	32,200,000	47,066	6/14/16	-	(651)
Euro	DBAB	Sell	2,007,000	2,265,361	6/15/16	30,481	-
Euro	BZWS	Sell	132,892	148,191	6/16/16	204	-
Euro	CITI	Sell	98,445	109,828	6/16/16	201	-

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Euro	GSCO	Sell	274,000	312,298		6/16/16	7,176	-
Euro	JPHQ	Sell	418,000	466,292		6/16/16	813	-
Japanese Yen	CITI	Sell	9,278,000	75,646		6/16/16	-	(8,215)
South Korean Won	CITI	Sell	3,667,000,000	3,014,386		6/16/16	-	(64,697)
Chilean Peso	DBAB	Buy	98,271,937	141,772		6/20/16	13	(210)
Chilean Peso	JPHQ	Buy	103,971,000	149,362		6/20/16	423	-
Euro	BZWS	Sell	896,946	1,017,365		6/20/16	18,386	-
Indian Rupee	HSBC	Buy	59,357,090	874,176		6/21/16	5,257	-
Mexican Peso	CITI	Buy	7,642,000	488,088		6/22/16	-	(75,191)
Chilean Peso	BZWS	Buy	53,000,000	77,644		6/23/16	-	(1,312)
Chilean Peso	DBAB	Buy	285,150,000	411,513		6/23/16	-	(830)
Euro	BZWS	Buy	486,680	546,824		6/23/16	-	(4,718)
Euro	BZWS	Sell	486,680	546,584		6/23/16	4,479	-
Indonesian Rupiah	JPHQ	Buy	58,440,000,000	5,312,727	AUD	6/23/16	425,928	-
Indonesian Rupiah	JPHQ	Sell	58,440,000,000	5,690,360	AUD	6/23/16	-	(153,246)
Euro	BZWS	Sell	144,692	162,865		6/24/16	1,688	-
Indonesian Rupiah	JPHQ	Buy	25,600,000,000	2,332,149	AUD	6/24/16	182,823	-
Indonesian Rupiah	JPHQ	Sell	25,600,000,000	2,492,697	AUD	6/24/16	-	(66,898)
Chilean Peso	DBAB	Buy	6,640,000	9,534		6/28/16	25	-
Chilean Peso	DBAB	Buy	8,496,000	12,226		6/30/16	2	-
Euro	BZWS	Sell	1,810,000	2,029,992		6/30/16	13,316	-
Euro	DBAB	Sell	41,097	46,115		6/30/16	325	-
Euro	HSBC	Sell	810,000	908,913		6/30/16	6,423	-
Japanese Yen	BZWS	Sell	63,037,000	514,116		6/30/16	-	(55,965)
Euro	BZWS	Sell	212,293	242,486		7/01/16	5,945	-
Malaysian Ringgit	JPHQ	Buy	875,900	228,396		7/05/16	-	(16,379)
Chilean Peso	DBAB	Buy	333,400,200	489,992		7/07/16	-	(10,445)
Japanese Yen	DBAB	Sell	23,005,000	194,470		7/07/16	-	(13,617)
Malaysian Ringgit	DBAB	Buy	345,400	89,205		7/08/16	-	(5,605)
Mexican Peso	CITI	Buy	13,138,239	811,128		7/08/16	-	(102,501)
Chilean Peso	DBAB	Buy	49,143,250	71,852		7/11/16	-	(1,193)
Malaysian Ringgit	HSBC	Buy	2,100,000	540,457		7/11/16	-	(32,222)
Mexican Peso	CITI	Buy	5,364,031	329,506		7/11/16	-	(40,276)
Euro	JPHQ	Sell	128,000	146,256		7/13/16	3,583	-
Euro	JPHQ	Sell	450,000	512,863		7/14/16	11,262	-
Euro	CITI	Sell	32,570	35,427		7/15/16	-	(879)
Euro	DBAB	Sell	256,000	286,294		7/15/16	3,144	(2,215)
Euro	JPHQ	Sell	22,549	24,621		7/15/16	-	(514)
Malaysian Ringgit	JPHQ	Buy	230,000	51,895		7/15/16	3,762	-
Chilean Peso	DBAB	Buy	57,560,000	84,953		7/18/16	-	(2,247)
Euro	HSBC	Sell	507,192	573,317		7/18/16	7,896	-
Euro	MSCO	Sell	356,000	393,024		7/18/16	-	(3,847)
Indian Rupee	JPHQ	Buy	4,211,000	62,510		7/18/16	-	(381)
Euro	BZWS	Sell	212,000	232,225		7/19/16	-	(4,122)
Japanese Yen	HSBC	Sell	28,700,000	244,370		7/19/16	-	(15,315)
Japanese Yen	SCNY	Sell	37,130,000	318,595		7/19/16	-	(17,367)
Malaysian Ringgit	JPHQ	Buy	532,000	126,373		7/19/16	2,351	-
Malaysian Ringgit	JPHQ	Buy	8,682,000	1,796,511	EUR	7/19/16	97,902	-
Malaysian Ringgit	JPHQ	Sell	8,682,000	1,957,389	EUR	7/19/16	81,451	-
South Korean Won	DBAB	Buy	9,043,327,000	7,453,496		7/19/16	134,402	-

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
South Korean Won	DBAB	Sell	9,043,327,000	7,494,884		7/19/16	-	(93,015)
Euro	HSBC	Sell	170,000	192,756		7/20/16	3,227	-
Indian Rupee	DBAB	Buy	62,497,432	928,304		7/20/16	-	(6,484)
Malaysian Ringgit	DBAB	Buy	18,003,280	4,605,008		7/20/16	-	(248,990)
Mexican Peso	DBAB	Buy	32,003,472	1,972,965		7/20/16	-	(248,845)
Philippine Peso	DBAB	Buy	90,804,000	1,960,320		7/20/16	-	(23,705)
Euro	BZWS	Sell	249,000	273,007		7/21/16	-	(4,605)
Euro	JPHQ	Sell	4,457,929	5,065,768		7/21/16	95,574	-
Euro	UBSW	Sell	60,021	68,470		7/21/16	1,552	-
Euro	BOFA	Sell	208,570	237,138		7/22/16	4,594	-
Euro	DBAB	Sell	4,203,000	4,779,652		7/22/16	93,536	-
Euro	MSCO	Sell	388,000	424,142		7/22/16	-	(8,457)
Euro	BZWS	Sell	486,680	546,868		7/25/16	4,196	-
Euro	DBAB	Sell	344,770	380,191		7/25/16	-	(4,244)
Indian Rupee	DBAB	Buy	1,094,000	16,280		7/25/16	-	(156)
Indian Rupee	JPHQ	Buy	63,516,820	945,711		7/25/16	-	(9,535)
Malaysian Ringgit	HSBC	Buy	389,000	89,890		7/25/16	4,218	-
Chilean Peso	JPHQ	Buy	99,150,000	147,650		7/26/16	-	(5,290)
Malaysian Ringgit	DBAB	Buy	278,000	66,396		7/26/16	857	-
Malaysian Ringgit	HSBC	Buy	186,060	42,955		7/26/16	2,056	-
Euro	DBAB	Sell	692,825	778,945		7/27/16	8,106	(1,743)
Indian Rupee	DBAB	Buy	22,029,000	327,010		7/27/16	-	(2,417)
Malaysian Ringgit	JPHQ	Buy	753,000	192,337		7/27/16	-	(10,179)
Chilean Peso	DBAB	Buy	11,944,000	17,725		7/28/16	-	(579)
Euro	BZWS	Sell	152,000	167,882		7/28/16	-	(1,621)
Euro	CITI	Sell	693,110	776,799		7/28/16	7,275	(3,399)
Euro	BZWS	Sell	119,968	133,693		7/29/16	-	(94)
Euro	CITI	Sell	111,900	122,382		7/29/16	-	(2,408)
Euro	DBAB	Sell	29,935	33,500		7/29/16	117	-
Euro	JPHQ	Sell	1,228,000	1,369,576		7/29/16	126	-
Indian Rupee	DBAB	Buy	73,679,516	1,091,371		7/29/16	-	(6,035)
Indian Rupee	HSBC	Buy	34,646,000	513,152		7/29/16	-	(2,800)
Indian Rupee	JPHQ	Buy	5,421,000	80,359		7/29/16	-	(505)
Japanese Yen	BZWS	Sell	37,960,000	310,772		7/29/16	-	(32,793)
Japanese Yen	DBAB	Sell	31,548,058	267,642		7/29/16	-	(17,890)
Malaysian Ringgit	JPHQ	Buy	314,000	79,736		7/29/16	-	(3,780)
Chilean Peso	MSCO	Buy	275,575,000	414,249		8/04/16	-	(18,919)
Euro	BZWS	Sell	97,592	107,730		8/05/16	-	(1,131)
Euro	CITI	Sell	1,229,000	1,359,458		8/05/16	-	(11,449)
Euro	HSBC	Sell	1,228,000	1,355,589		8/05/16	-	(14,202)
Euro	JPHQ	Sell	743,700	821,063		8/05/16	-	(8,508)
Indian Rupee	DBAB	Buy	118,000,000	1,563,109	EUR	8/05/16	-	(7,232)
Indian Rupee	HSBC	Buy	28,986,500	431,156		8/05/16	-	(4,621)
Indonesian Rupiah	DBAB	Buy	16,430,000,000	1,002,454	EUR	8/05/16	71,437	-
Malaysian Ringgit	DBAB	Buy	21,900,000	4,976,707	EUR	8/05/16	-	(254,940)
Philippine Peso	DBAB	Buy	22,300,000	432,003	EUR	8/05/16	-	(6,731)
Singapore Dollar	DBAB	Buy	5,160,000	3,375,638	EUR	8/05/16	-	(21,856)
South Korean Won	DBAB	Buy	7,676,000,000	5,932,498	EUR	8/05/16	-	(178,818)
Japanese Yen	MSCO	Sell	16,900,000	136,480		8/08/16	-	(16,527)
Malaysian Ringgit	HSBC	Buy	5,606,000	1,398,354		8/08/16	-	(42,699)

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Chilean Peso	DBAB	Buy	73,563,000	108,580		8/09/16	-	(3,101)
Euro	GSCO	Sell	1,104,872	1,263,996		8/09/16	31,370	-
Indian Rupee	DBAB	Buy	36,770,583	545,028		8/09/16	-	(4,280)
Indian Rupee	JPHQ	Buy	4,211,000	62,449		8/09/16	-	(523)
Euro	CITI	Sell	137,819	151,374		8/10/16	-	(2,387)
Indian Rupee	DBAB	Buy	21,608,400	320,015		8/10/16	-	(2,291)
Japanese Yen	CITI	Sell	15,026,000	121,636		8/10/16	-	(14,415)
Malaysian Ringgit	HSBC	Buy	3,370,000	809,221		8/10/16	5,669	-
Euro	DBAB	Sell	513,000	566,324		8/11/16	-	(6,035)
Euro	JPHQ	Sell	680,100	748,450		8/11/16	-	(10,344)
Malaysian Ringgit	HSBC	Buy	390,000	93,739		8/11/16	563	-
Euro	GSCO	Sell	469,000	535,689		8/12/16	12,403	-
Euro	SCNY	Sell	190,000	217,098		8/12/16	5,105	-
South Korean Won	HSBC	Buy	440,000,000	46,360,686	JPY	8/12/16	-	(50,752)
Euro	DBAB	Sell	541,689	620,749		8/15/16	16,293	-
Euro	MSCO	Sell	217,000	245,007		8/15/16	2,863	-
Euro	SCNY	Sell	198,000	226,482		8/15/16	5,540	-
Chilean Peso	MSCO	Buy	55,900,500	81,188		8/16/16	-	(1,090)
Euro	JPHQ	Sell	388,000	438,659		8/16/16	5,685	-
Indian Rupee	DBAB	Buy	3,601,000	53,322		8/16/16	-	(422)
Indian Rupee	HSBC	Buy	116,476,065	1,724,608		8/16/16	-	(13,533)
Japanese Yen	DBAB	Sell	2,870,000,000	25,626,144		8/16/16	-	(364,985)
Japanese Yen	JPHQ	Sell	8,460,000	75,387		8/16/16	-	(1,228)
Chilean Peso	DBAB	Buy	109,417,688	160,213		8/17/16	-	(3,447)
Euro	MSCO	Sell	217,000	243,298		8/17/16	1,136	-
Singapore Dollar	BZWS	Buy	303,000	215,398		8/17/16	4,373	-
Singapore Dollar	BZWS	Sell	303,000	214,187		8/17/16	-	(5,583)
Chilean Peso	MSCO	Buy	55,900,500	80,391		8/18/16	-	(308)
Euro	BZWS	Sell	781,000	874,310		8/18/16	2,719	-
Japanese Yen	DBAB	Sell	16,770,000	136,217		8/18/16	-	(15,664)
Euro	DBAB	Sell	431,774	489,860		8/19/16	7,986	-
Chilean Peso	MSCO	Buy	191,930,000	274,637		8/22/16	214	-
Euro	DBAB	Sell	438,000	488,536		8/22/16	-	(340)
Euro	JPHQ	Sell	2,314,631	2,603,734		8/22/16	22,233	(1,989)
Japanese Yen	HSBC	Sell	34,880,000	283,071		8/22/16	-	(32,871)
Japanese Yen	JPHQ	Sell	22,704,000	184,231		8/22/16	-	(21,421)
Mexican Peso	HSBC	Buy	8,229,279	485,933		8/22/16	-	(44,107)
Chilean Peso	JPHQ	Buy	148,550,000	210,396		8/23/16	2,312	-
Euro	DBAB	Sell	430,000	483,277		8/23/16	3,312	-
Indian Rupee	JPHQ	Buy	68,195,820	1,000,368		8/23/16	389	-
Euro	DBAB	Sell	1,550,000	1,720,392		8/24/16	-	(9,776)
Japanese Yen	BZWS	Sell	7,521,000	61,356		8/24/16	-	(6,774)
Japanese Yen	DBAB	Sell	7,432,000	66,180		8/24/16	-	(1,144)
Euro	BOFA	Sell	237,520	266,164		8/26/16	1,016	-
Euro	JPHQ	Sell	543,898	609,064		8/26/16	1,900	-
Euro	SCNY	Sell	125,681	146,401		8/26/16	6,101	-
Japanese Yen	JPHQ	Sell	47,094,000	399,742		8/26/16	-	(26,892)
Euro	DBAB	Sell	1,462,116	1,635,136		8/29/16	2,770	-
Euro	GSCO	Sell	889,000	994,364		8/29/16	1,849	-
Euro	JPHQ	Sell	55,232	63,528		8/29/16	1,865	-

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Japanese Yen	DBAB	Sell	17,053,000	143,363	8/29/16	-	(11,139)
Japanese Yen	JPHQ	Sell	22,517,000	189,221	8/29/16	-	(14,786)
Mexican Peso	HSBC	Buy	8,254,764	471,396	8/29/16	-	(28,529)
Chilean Peso	CITI	Buy	172,191,000	247,632	8/31/16	-	(1,262)
Chilean Peso	DBAB	Buy	8,207,000	11,743	8/31/16	-	-
Euro	DBAB	Sell	94,076	106,400	8/31/16	1,362	-
Euro	SCNY	Sell	1,228,000	1,380,604	8/31/16	9,509	-
Japanese Yen	BZWS	Sell	17,800,000	158,801	8/31/16	-	(2,483)
Japanese Yen	JPHQ	Sell	24,149,000	202,081	8/31/16	-	(16,730)
Japanese Yen	HSBC	Sell	27,402,000	243,357	9/01/16	-	(4,939)
Chilean Peso	DBAB	Buy	52,473,000	75,494	9/02/16	-	(430)
Euro	DBAB	Sell	153,000	167,321	9/02/16	-	(3,521)
Euro	DBAB	Sell	399,000	435,070	9/06/16	-	(10,527)
Euro	JPHQ	Sell	3,960,000	4,486,819	9/06/16	64,356	-
Indian Rupee	JPHQ	Buy	5,599,000	81,499	9/06/16	488	-
Mexican Peso	HSBC	Buy	5,527,700	316,456	9/06/16	-	(20,136)
South Korean Won	GSCO	Sell	4,520,000,000	3,778,948	9/07/16	-	(11,011)
Chilean Peso	JPHQ	Buy	3,923,654,400	5,904,850	9/08/16	-	(295,012)
Malaysian Ringgit	HSBC	Buy	3,220,478	774,433	9/13/16	3,454	-
Malaysian Ringgit	JPHQ	Buy	827,010	199,713	9/14/16	40	-
Japanese Yen	CITI	Sell	18,818,061	166,579	9/16/16	-	(4,042)
Japanese Yen	JPHQ	Sell	172,858,450	1,530,791	9/16/16	-	(36,496)
Malaysian Ringgit	DBAB	Buy	1,425,198	328,871	9/19/16	15,310	-
South Korean Won	CITI	Sell	4,888,000,000	4,034,002	9/19/16	-	(64,177)
South Korean Won	HSBC	Sell	4,610,000,000	3,776,212	9/19/16	-	(88,887)
Japanese Yen	BZWS	Sell	18,748,705	157,242	9/20/16	-	(12,779)
Japanese Yen	CITI	Sell	16,634,000	149,991	9/23/16	-	(871)
Japanese Yen	MSCO	Sell	23,490,000	211,902	9/23/16	-	(1,141)
Japanese Yen	BZWS	Sell	13,651,450	121,777	9/26/16	-	(2,051)
South Korean Won	HSBC	Sell	3,601,000,000	3,095,371	9/26/16	76,382	-
Malaysian Ringgit	HSBC	Buy	433,400	107,487	9/28/16	-	(2,854)
South Korean Won	HSBC	Sell	3,618,000,000	3,087,294	9/28/16	54,095	-
Mexican Peso	HSBC	Buy	9,133,350	521,846	9/30/16	-	(33,429)
Euro	DBAB	Sell	7,884,000	8,937,302	10/03/16	123,441	-
Mexican Peso	CITI	Buy	34,539,000	1,976,198	10/06/16	-	(130,301)
Euro	DBAB	Sell	780,000	882,258	10/07/16	10,128	-
Euro	JPHQ	Sell	430,000	485,853	10/07/16	5,063	-
Malaysian Ringgit	HSBC	Buy	2,920,700	744,507	10/07/16	-	(39,583)
Australian Dollar	CITI	Sell	17,916,470	13,423,198	10/11/16	532,910	-
Euro	DBAB	Sell	2,355,917	2,671,175	10/11/16	36,584	-
Euro	GSCO	Sell	195,000	220,958	10/11/16	2,892	-
Mexican Peso	CITI	Buy	8,217,760	456,593	10/11/16	-	(17,626)
Euro	HSBC	Sell	396,000	449,108	10/13/16	6,232	-
Euro	JPHQ	Sell	65,000	74,368	10/13/16	1,674	-
Mexican Peso	DBAB	Buy	46,934,000	2,747,249	10/17/16	-	(241,702)
South Korean Won	HSBC	Sell	7,923,000,000	6,842,855	10/18/16	201,429	-
Japanese Yen	BZWS	Sell	20,800,000	175,147	10/24/16	-	(13,742)
Euro	BZWS	Sell	901,419	1,003,527	10/27/16	-	(5,138)
Malaysian Ringgit	JPHQ	Buy	267,000	67,948	10/31/16	-	(3,557)
South Korean Won	HSBC	Sell	1,615,000,000	1,398,692	11/02/16	45,066	-

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Euro	DBAB	Sell	36,060	40,164		11/04/16	-	(199)
Euro	DBAB	Sell	148,000	163,695		11/07/16	-	(1,983)
Japanese Yen	BOFA	Sell	15,120,000	126,071		11/07/16	-	(11,316)
Japanese Yen	BZWS	Sell	15,100,000	140,051		11/07/16	2,846	-
Japanese Yen	SCNY	Sell	30,300,000	280,689		11/07/16	5,369	-
Japanese Yen	CITI	Sell	34,542,911	286,997		11/09/16	-	(26,903)
Euro	CITI	Sell	504,830	545,646		11/14/16	-	(19,638)
Euro	DBAB	Sell	113,000	123,037		11/14/16	-	(3,495)
Euro	JPHQ	Sell	1,121,018	1,211,501		11/14/16	-	(43,760)
Japanese Yen	CITI	Sell	87,219,000	716,731		11/14/16	-	(76,013)
Japanese Yen	GSCO	Sell	57,105,000	526,789		11/14/16	7,755	-
Japanese Yen	HSBC	Sell	15,273,000	125,410		11/14/16	-	(13,409)
Japanese Yen	JPHQ	Sell	33,933,000	278,411		11/14/16	-	(30,010)
Japanese Yen	SCNY	Sell	42,686,000	393,790		11/14/16	5,812	-
South Korean Won	CITI	Sell	4,902,000,000	4,193,148		11/14/16	84,839	-
Japanese Yen	CITI	Sell	42,685,000	351,824		11/16/16	-	(36,178)
Japanese Yen	MSCO	Sell	6,000,000	49,430		11/16/16	-	(5,110)
Japanese Yen	SCNY	Sell	34,402,400	317,770		11/16/16	5,057	-
South Korean Won	CITI	Sell	2,648,000,000	2,263,054		11/16/16	43,828	-
Euro	DBAB	Sell	1,328,838	1,444,075		11/17/16	-	(44,065)
South Korean Won	HSBC	Sell	6,348,000,000	5,411,073		11/17/16	91,000	-
Indonesian Rupiah	JPHQ	Buy	5,408,000,000	543,627	AUD	11/18/16	-	(7,872)
Japanese Yen	DBAB	Sell	23,793,000	195,929		11/18/16	-	(20,365)
South Korean Won	HSBC	Sell	3,501,000,000	2,982,748		11/18/16	48,682	-
Japanese Yen	CITI	Sell	62,536,000	543,013		11/21/16	3,827	(29,376)
Malaysian Ringgit	HSBC	Buy	324,000	79,951		11/21/16	-	(1,867)
Mexican Peso	CITI	Buy	360,062,136	19,467,825	EUR	11/23/16	-	(2,656,507)
Japanese Yen	HSBC	Sell	6,209,000	57,089		11/25/16	629	-
South Korean Won	HSBC	Sell	3,617,000,000	3,034,396		11/25/16	3,263	-
Euro	DBAB	Sell	13,877	14,988		11/28/16	-	(559)
Japanese Yen	BOFA	Sell	23,333,000	213,600		11/28/16	1,398	-
Japanese Yen	SCNY	Sell	23,295,000	213,721		11/28/16	1,864	-
Malaysian Ringgit	HSBC	Buy	196,300	47,919		11/30/16	-	(626)
Malaysian Ringgit	JPHQ	Buy	1,085,000	264,925		11/30/16	-	(3,522)
Mexican Peso	HSBC	Buy	7,191,663	382,759		11/30/16	-	(528)
South Korean Won	HSBC	Sell	4,362,000,000	3,681,013		12/02/16	25,646	-
Mexican Peso	CITI	Buy	19,307,590	1,104,445		12/13/16	-	(79,520)
Mexican Peso	CITI	Buy	13,586,000	761,782		12/15/16	-	(40,718)
Mexican Peso	HSBC	Buy	6,027,000	337,005		12/16/16	-	(17,158)
Mexican Peso	CITI	Buy	7,012,490	398,788		12/19/16	-	(26,747)
Mexican Peso	HSBC	Buy	8,302,000	471,417		12/19/16	-	(30,963)
Mexican Peso	CITI	Buy	22,983,000	1,293,429		1/06/17	-	(76,155)
Euro	SCNY	Sell	195,249	214,813		1/13/17	-	(4,380)
Japanese Yen	CITI	Sell	7,840,000	67,327		1/17/17	-	(4,152)
Japanese Yen	SCNY	Sell	23,520,000	201,372		1/17/17	-	(13,066)
Mexican Peso	CITI	Buy	2,565,000	137,692		1/20/17	-	(2,018)
Euro	CITI	Sell	48,798	53,835		1/23/17	-	(971)
Euro	DBAB	Sell	183,000	202,105		1/23/17	-	(3,428)
Euro	JPHQ	Sell	32,570	35,945		1/23/17	-	(635)
Japanese Yen	DBAB	Sell	7,860,000	68,096		1/23/17	-	(3,587)

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Euro	BZWS	Sell	517,624	567,438		1/27/17	-	(14,024)
Japanese Yen	GSCO	Sell	33,200,000	283,416		1/27/17	-	(19,429)
Japanese Yen	HSBC	Sell	40,858,365	348,919		1/31/17	-	(23,859)
Brazilian Real	DBAB	Buy	8,737,100	1,788,557	EUR	2/06/17	246,408	-
Mexican Peso	DBAB	Buy	93,024,800	4,425,538	EUR	2/07/17	-	(61,574)
Euro	BZWS	Sell	736,000	833,980		2/08/17	6,772	-
Euro	CITI	Sell	203,000	230,124		2/09/17	1,957	-
Euro	GSCO	Sell	616,000	695,341		2/09/17	2,973	-
Japanese Yen	CITI	Sell	42,706,000	370,390		2/09/17	-	(19,421)
Euro	HSBC	Sell	152,000	171,036		2/10/17	185	-
Euro	BZWS	Sell	645,000	739,106		2/13/17	14,014	-
Euro	GSCO	Sell	191,000	217,473		2/13/17	2,756	-
Euro	GSCO	Sell	198,000	225,793		2/16/17	3,178	-
Euro	SCNY	Sell	327,000	372,594		2/16/17	4,941	-
Japanese Yen	GSCO	Sell	2,903,924,440	26,087,501		2/16/17	-	(428,181)
Mexican Peso	MSCO	Buy	8,240,820	420,493		2/17/17	14,255	-
Malaysian Ringgit	HSBC	Buy	1,364,326	325,498		2/21/17	2,153	-
Euro	BZWS	Sell	1,027,000	1,153,680		2/22/17	-	(1,304)
Euro	JPHQ	Sell	340,000	381,965		2/22/17	-	(406)
Euro	DBAB	Sell	1,050,000	1,180,935		2/23/17	32	-
Japanese Yen	HSBC	Sell	46,976,000	424,193		2/27/17	-	(4,982)
Euro	BOFA	Sell	237,212	264,510		2/28/17	-	(2,337)
Euro	DBAB	Sell	7,365,710	8,221,237		2/28/17	-	(64,673)
Euro	DBAB	Sell	194,873	217,687		3/01/17	-	(1,542)
Mexican Peso	MSCO	Buy	4,153,100	222,884		3/01/17	-	(4,028)
Japanese Yen	JPHQ	Sell	70,000,000	627,949		3/03/17	-	(11,706)
Japanese Yen	HSBC	Sell	33,100,000	294,746		3/06/17	-	(7,766)
Malaysian Ringgit	JPHQ	Buy	770,000	182,529		3/06/17	2,296	-
Euro	DBAB	Sell	62,000	68,728		3/07/17	-	(1,041)
Mexican Peso	CITI	Buy	3,811,400	206,692		3/10/17	-	(6,007)
Mexican Peso	HSBC	Buy	25,865,900	1,403,696		3/10/17	-	(41,758)
Australian Dollar	JPHQ	Sell	23,199,239	17,070,000		3/14/17	452,749	-
Japanese Yen	JPHQ	Sell	1,913,717,700	17,070,000		3/14/17	-	(427,301)
Mexican Peso	CITI	Buy	7,547,900	411,487		3/14/17	-	(14,205)
Mexican Peso	CITI	Buy	7,049,200	381,926		3/17/17	-	(10,994)
Japanese Yen	JPHQ	Sell	18,778,488	170,596		3/24/17	-	(1,186)
Mexican Peso	CITI	Buy	9,393,800	525,233		3/28/17	-	(31,419)
Japanese Yen	JPHQ	Sell	4,170,000	37,233		3/31/17	-	(927)
Malaysian Ringgit	HSBC	Buy	5,070,000	1,254,795		3/31/17	-	(39,045)
Mexican Peso	CITI	Buy	10,434,000	576,416		3/31/17	-	(28,071)
Malaysian Ringgit	JPHQ	Buy	612,000	156,318		4/11/17	-	(9,629)
Japanese Yen	CITI	Sell	20,800,000	195,489		4/13/17	5,018	-
Indonesian Rupiah	JPHQ	Buy	104,632,000,000	9,782,295	AUD	4/21/17	184,663	-
Malaysian Ringgit	JPHQ	Buy	8,682,000	1,923,563	EUR	4/21/17	-	(89,142)
South Korean Won	HSBC	Sell	4,808,000,000	4,218,099		4/25/17	190,111	-
South Korean Won	HSBC	Sell	1,340,000,000	1,169,335		4/26/17	46,728	-
Japanese Yen	CITI	Sell	2,880,000,000	26,820,637		5/16/17	402,921	-
Malaysian Ringgit	DBAB	Buy	498,560	122,511		5/19/17	-	(3,194)
Japanese Yen	JPHQ	Sell	21,372,000	198,420		5/22/17	2,318	-
Malaysian Ringgit	HSBC	Buy	17,700	4,283		5/23/17	-	(47)

Templeton Income Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
Mexican Peso	DBAB	Buy	14,550,000	757,024	5/23/17	3,982	-
Mexican Peso	HSBC	Buy	8,043,980	420,886	5/26/17	-	(277)
Total Forward Exchange Contracts						$5,141,332	$(9,144,152)
Net unrealized appreciation (depreciation)							$(4,002,820)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

At May 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

				Notional	Expiration	Unrealized	Unrealized
Description			Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 0.926%			LCH	$26,620,000	10/17/17	$-	$(6,202)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.914%			LCH	12,040,000	1/22/25	-	(363,716)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.970%			LCH	15,050,000	1/23/25	-	(524,398)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.973%			LCH	8,880,000	1/27/25	-	(311,329)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.937%			LCH	2,220,000	1/29/25	-	(70,841)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.942%			LCH	1,880,000	1/30/25	-	(60,455)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.817%			LCH	2,960,000	2/03/25	-	(63,462)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.449%			LCH	4,540,000	7/02/25	-	(354,309)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.310%			LCH	18,210,000	7/29/25	-	(1,172,474)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.752%			LCH	5,970,000	7/29/45	-	(862,193)
Net unrealized appreciation (depreciation)							$(3,789,379)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc.
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBC	-	HSBC Bank PLC
JPHQ	-	JP Morgan Chase & Co.
LCH	-	LCH Clearnet LLC
MSCO	-	Morgan Stanley.
SCNY	-	Standard Charted Bank
UBSW	-	UBS AG

Currency

AUD	-	Australian Dollar
BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro
IDR	-	Indonesian Rupiah

Templeton Income Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)

INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
PLN	-	Polish Zloty

Selected Portfolio

FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product
VRI	-	Value Recovery Instruments

Templeton Income Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At May 31, 2016, the Funds received U.S. Government and Agency securities and U.S. Treasury Bonds and Notes as collateral for derivatives, as follows:

Templeton Global Bond Fund	$64,255,862
Templeton International Bond Fund	$523,727

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following funds have invested in derivatives during the period.

Templeton Emerging Markets Bond Fund - Forwards, swaps and VRI
Templeton Global Bond Fund - Forwards, swaps and VRI
Templeton Global Total Return Fund - Forwards, swaps and VRI
Templeton International Bond Fund - Forwards, swaps and VRI

4. INCOME TAXES

At May 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Em erging	Templeton	Tem pleton	Templeton
	Markets Bond	Global Bond	Global Total	International
	Fund	Fund	Return Fund	Bond Fund

Cost of investments	$14,767,944	$49,111,586,595	$6,395,632,185	$355,225,994

Unrealized appreciation	$279,328	$480,771,948	$156,528,182	$1,344,259
Unrealized depreciation	(1,429,329)	(3,283,100,240)	(829,044,019)	(28,074,616)
Net unrealized appreciation
(depreciation)	$(1,150,001)	$(2,802,328,292)	$(672,515,837)	$(26,730,357)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At May 31, 2016, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/		Acquisition
Warrants	Issuer	Dates	Cost	Value
Templeton Emerging Markets Bond Fund
84	[a] Edcon Holdings Ltd., F w ts., 2/20/49	11/27/15	$1	$1
1,503,436	[a] Edcon Holdings Ltd., F1 w ts., 2/20/49	11/27/15	15,929	16,732
121,748	[a] Edcon Holdings Ltd., F2 w ts., 2/20/49	11/27/15	1,290	1,355
600,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	12/18/13	600,000	595,020
	Totals (Value is 4.27% of Net Assets)		$617,220	$613,108

Templeton Global Total Return Fund
22,026	[b] Edcon Holdings Ltd., F w ts., 2/20/49	11/27/15	$233	$245
394,125,656	[b] Edcon Holdings Ltd., F1 w ts., 2/20/49	11/27/15	4,175,958	4,386,224
31,916,299	[b] Edcon Holdings Ltd., F2 w ts., 2/20/49	11/27/15	338,169	355,197
	Totals (Value is 0.08% of Net Assets)		$4,514,361	$4,741,666

[a]The Fund also invests in unrestricted securities of the issuer, valued at $118,474 as of May 31, 2016.
[b]The Fund also invests in unrestricted securities of the issuer, valued at $17,851,053 as of May 31, 2016.

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

							% of Affiliated Fund
	Number of Shares			Number of Shares	Value at		Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Templeton Emerging Markets Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	1,371,759	5,956,743	(5,409,726)	1,918,776	$1,918,776	$-	$-	0.01%

Templeton Global Bond Fund
Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	9,570,839,633	21,021,886,391	(21,969,539,921)	8,623,186,103	$8,623,186,103	$-	$-	42.13%

Templeton Global Total Return Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	491,768,089	2,591,961,150	(2,637,061,924)	446,667,315	$446,667,315	$-	$-	2.18%

Templeton International Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	89,323,667	198,795,392	(221,426,494)	66,692,565	$66,692,565	$-	$-	0.33%

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities
Equity Investments:[a]
South Africa	$-	$-	$18,088	$18,088
Foreign Government and Agency Securities[b]	-	9,793,271	-	9,793,271
Quasi-Sovereign and Corporate Bonds[b]	-	1,079,423	595,020	1,674,443
Short Term Investments	1,918,776	213,365	-	2,132,141
Total Investments in Securities	$1,918,776	$11,086,059	$613,108	$13,617,943

Other Financial Instruments
Forw ard Exchange Contracts	$-	$54,115	$-	$54,115

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$-	$192,321	$-	$192,321
Swap Contracts	-	341,130	-	341,130
Total Other Financial Instruments	$-	$533,451	$-	$533,451

	Level 1	Level 2	Level 3		Total
Templeton Global Total Return Fund
Assets:
Investments in Securities
Equity Investments:[a]
South Africa	$-	$-	$4,741,666		$4,741,666
United Kingdom	-	1,037,971	-		1,037,971
Convertible Bonds	-	48,844,287	-		48,844,287
Foreign Government and Agency Securities [b]	-	4,778,855,916	-		4,778,855,916
Quasi-Sovereign and Corporate Bonds [b]	-	264,226,004	13,085		264,239,089
Senior Floating Rate Interests[b]	-	568,303	-		568,303
Escrow s and Litigation Trusts[b]	-	-	-	c	-
Short Term Investments	446,667,315	178,161,801	-		624,829,116
Total Investments in Securities	$446,667,315	$5,271,694,282	$4,754,751		$5,723,116,348

Other Financial Instruments
Forw ard Exchange Contracts	$-	$72,103,743	$-		$72,103,743
Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$215,718,961	$-		$215,718,961
Sw ap Contracts	-	116,347,844	-		116,347,844
Total Other Financial Instruments	$-	$332,066,805	$-		$332,066,805

Templeton International Bond Fund
Assets:
Investments in Securities
Foreign Government and Agency Securities [b]	$-	$256,768,242	$-		$256,768,242
Short Term Investments	66,692,565	5,034,830	-		71,727,395
Total Investments in Securities	$66,692,565	$261,803,072	$-		$328,495,637

Other Financial Instruments
Forw ard Exchange Contracts	$-	$5,141,332	$-		$5,141,332

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$9,144,152	$-		$9,144,152
Sw ap Contracts	-	3,789,379	-		3,789,379
Total Other Financial Instruments	$-	$12,933,531	$-		$12,933,531

[a]Includes common and convertible preferred stocks as w ell as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at May 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets and liabilities for the nine months ended May 31, 2016, is as follows:

											Net Change in
											Unrealized
					Transfers						Appreciation
	Balance at				Into				Net Unrealized		(Depreciation) on
	Beginning of				(Out of)	Cost Basis		Net Realized	Appreciation	Balance at End of	Assets Held at
	Period	Purchases		Sales	Level 3	Adjustments		Gain (Loss)	(Depreciation)	Period	Period End
Templeton Emerging Markets Bond Fund
Assets
Investments in Securities:
Warrants	$-	$17,220			$-	$-	$	- $	868	$18,088	$868
Quasi-Sovereign and Corporate Bonds	594,953	-			-	-		-	67	595,020	67
Total Investments in Securities	$594,953	$17,220	$	- $	-	$-	$	- $	935	$613,108	$935

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2016, are as follows:

					Impact to Fair
					Value if Input
Description	Fair Value at End of Period	Valuation Technique	Unobservable Input	Amount	Increases[a]
Templeton Em erging Markets Bond Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds
	$595,020	Discounted cash flow model	Discount rate[b]	8.2%	Decrease
All Other Investments[c]	18,088
Total	$613,108

a Represents the expected directional change in the fair value of the Level 3 investments that w ould result from an increase in the corresponding input. A decrease to the unobservable input w ould have the opposite effect. Significant changes in these inputs could result in significantly higher or low er fair value measurement. b The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines w ith the first tw o components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. c Includes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Income Trust

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

By /s/ MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date July 27, 2016